Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	Concord Medical Services Holdings Ltd
Entity Central Index Key	0001472072
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	135,487,408
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash	$ 12,100	75,382	219,078
Restricted cash, current portion	45,593	284,047	2,512
Held-to-maturity securities			100,466
Time deposits with original maturities exceeding three months			50,372
Accounts receivable (net of allowance of RMB16,057 and RMB3,091 (US$496) as of December 31, 2011 and 2012, respectively)	33,757	210,307	244,189
Inventories	1,394	8,681	1,364
Prepayments and other current assets (net of reserve of RMB10,619 and RMB 10,270 (US$1,648) as of December 31, 2011 and 2012, respectively)	10,830	67,472	60,266
Amounts due from related parties	193	1,200
Net investment in direct financing leases, current portion	14,358	89,451	49,821
Deferred tax assets, current portion	2,663	16,593	5,589
Loan to a noncontrolling shareholder of a subsidiary	16,051	100,000
Total current assets	136,939	853,133	733,657
Non-current assets:
Property, plant and equipment, net	244,446	1,522,920	1,068,703
Goodwill	47,011	292,885
Intangible assets, net	23,517	146,512	129,018
Deposits for non-current assets (net of reserve of RMB23,192 and RMB26,552 (US$4,262) as of December 31, 2011 and 2012, respectively)	26,153	162,938	207,287
Net investment in direct financing leases, non-current portion	27,535	171,545	97,262
Deferred tax assets, non-current portion	2,907	18,110	20,866
Equity method investments	37,012	230,589	540
Other non-current assets	18,420	114,758	86,731
Restricted cash, non-current portion			22,012
Prepaid land lease payments	14,466	90,124	27,370
Indemnification assets, non-current portion	9,904	61,706
Total non-current assets	451,371	2,812,087	1,659,789
Total assets	588,310	3,665,220	2,393,446
Current liabilities:
Short-term bank borrowings	61,489	383,083	15,000
Long-term bank borrowings, current portion	30,734	191,473	77,479
Accounts payable	16,141	100,563	2,170
Accrual for purchase of property, plant and equipment	6,531	40,691	13,294
Obligations under capital leases, current portion	340	2,117	3,582
Accrued expenses and other liabilities	14,773	92,040	59,097
Income tax payable	3,602	22,433	20,936
Deferred revenue, current portion	3,046	18,975	13,115
Amount due to related parties, current portion	949	5,910
Contingent business acquisition consideration			11,999
Deferred tax liabilities-current portion	361	2,248
Total current liabilities	137,966	859,533	216,672
Non-current liabilities:
Long-term bank borrowings, non-current portion	48,298	300,901	108,700
Deferred tax liabilities, non-current portion	5,728	35,683	18,850
Accrued unrecognized tax benefits and surcharges, non-current portion	16,770	104,480	16,293
Amount due to related parties, non-current portion	4,306	26,828
Other long-term liabilities	5,561	34,646	11,128
Total non-current liabilities	74,763	465,777	138,678
Total liabilities	212,729	1,325,310	355,350
Commitments and contingencies
Equity:
Ordinary shares (par value of US$0.0001 per share; authorized shares?500,000,000; issued shares?142,353,532 as of December 31, 2011 and 2012; outstanding shares?141,403,597 and 135,487,408 as of December 31, 2011 and 2012, respectively)	17	105	105
Treasury stock (949,935 and 6,866,124 as of December 31, 2011 and 2012, respectively)	(1)	(5)	(1)
Additional paid-in capital	404,086	2,517,496	2,551,877
Accumulated other comprehensive loss	(2,721)	(16,955)	(17,595)
Accumulated deficit	(75,289)	(469,055)	(599,886)
Total Concord Medical Services Holdings Limited shareholders' equity	326,092	2,031,586	1,934,500
Non-controlling interests	49,489	308,324	103,596
Total equity	375,581	2,339,910	2,038,096
Total liabilities and equity	$ 588,310	3,665,220	2,393,446

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
CONSOLIDATED BALANCE SHEETS [Abstract]
Accounts receivable, allowance	$ 496	3,091	16,057
Prepayments and other current assets, reserve	1,648	10,270	10,619
Deposits for non-current assets, reserve	$ 4,262	26,552	23,192
Ordinary shares, par value per share		0.0001	0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	142,353,532	142,353,532	142,353,532
Ordinary shares, shares outstanding	135,487,408	135,487,408	141,403,597
Treasury stock, shares	6,866,124	6,866,124	949,935

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Network [Member] USD ($)	Dec. 31, 2012 Network [Member] CNY	Dec. 31, 2011 Network [Member] CNY	Dec. 31, 2010 Network [Member] CNY	Dec. 31, 2012 Hospital - medicine income/cost [Member] USD ($)	Dec. 31, 2012 Hospital - medicine income/cost [Member] CNY	Dec. 31, 2011 Hospital - medicine income/cost [Member] CNY	Dec. 31, 2010 Hospital - medicine income/cost [Member] CNY	Dec. 31, 2012 Hospital - medical service income/cost [Member] USD ($)	Dec. 31, 2012 Hospital - medical service income/cost [Member] CNY	Dec. 31, 2011 Hospital - medical service income/cost [Member] CNY	Dec. 31, 2010 Hospital - medical service income/cost [Member] CNY
Revenues, net of business tax, value-added tax and related surcharges :
Total net revenues	$ 106,314	662,349	450,125	389,524	$ 74,644	465,040	450,125	389,524	$ 14,416	89,813			$ 17,245	107,496
Cost of revenues:
Total cost of revenues	(54,125)	(337,204)	(159,416)	(122,700)	(27,272)	(169,905)	(159,416)	(122,700)	(12,293)	(76,590)			(14,560)	(90,709)
Gross profit	52,189	325,145	290,709	266,824
Operating expenses:
Selling expenses	(8,653)	(53,911)	(37,453)	(17,150)
General and administrative expenses	(11,517)	(71,754)	(80,628)	(66,789)
Asset impairment	(539)	(3,360)	(333,934)	(3,219)
Other operating income	1,675	10,433
Total operating expenses	(19,034)	(118,592)	(452,015)	(87,158)
Operating income (loss)	33,155	206,553	(161,306)	179,666
Interest expense	(2,609)	(16,255)	(6,454)	(7,448)
Foreign exchange losses, net	(16)	(101)	(10,975)	(5,436)
Gain (loss) from disposal of property, plant and equipment	(172)	(1,072)		543
Interest income	946	5,895	13,357	7,865
Share of net profit of equity investees	287	1,790
Other (expense) income, net	(23)	(144)	346	(399)
Income (loss) before income taxes	31,568	196,666	(165,032)	174,791
Income tax expenses	(9,982)	(62,186)	(46,320)	(43,873)
Net income (loss)	21,586	134,480	(211,352)	130,918
Net income attributable to non-controlling interests	586	3,649	3,651	1,518
Net income (loss) attributable to Concord Medical Services Holdings Limited?s shareholders	21,000	130,831	(215,003)	129,400
Earnings (loss) per share
Basic/Diluted	$ 0.15	0.95	(1.51)	0.89
Weighted average number of ordinary shares outstanding:
Basic/Diluted	138,211,177	138,211,177	142,251,454	146,040,594
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	102	640	(2,760)	(10,848)
Total other comprehensive (loss) income	102	640	(2,760)	(10,848)
Comprehensive income (loss)	21,688	135,120	(214,112)	120,070
Comprehensive income attributable to noncontrolling interests	586	3,649	3,651	1,518
Comprehensive (loss) income attributable to Concord Medical Services Holdings Limited?s shareholders	$ 21,102	131,471	(217,763)	118,552

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME [Abstract]
Revenues from related parties	$ 102	637
Cost of revenues from related parties	$ 843	5,249

CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 21,586	134,480	(211,352)	130,918
Adjustments to reconcile net income (loss) to net cash generated from operating activities:
Share-based compensation	1,458	9,084	9,234	9,571
Depreciation of property, plant and equipment	19,248	119,919	94,837	82,889
Amortization of intangible assets	4,600	28,658	25,058	26,488
Amortization of prepaid land lease payments	263	1,637	743	310
Other noncash income	(430)	(2,681)
Share of net profit of equity investees	(287)	(1,790)
(Gain) loss on disposal of property, plant and equipment	172	1,072		(543)
Change in fair value of acquired executory contracts	(66)	(412)
Deferred tax benefits	300	1,869	(11,684)	(3,634)
Allowance for doubtful accounts, net	(2,081)	(12,966)	14,626	(569)
Asset impairment	539	3,360	333,934	3,219
Change in fair value of contingent business acquisition consideration			232	536
Changes in operating assets and liabilities net of effects of acquisition:
Notes receivable			900	(900)
Accounts receivable	1,584	9,870	(94,723)	(57,492)
Prepayments and other current assets	(2,026)	(12,622)	8,019	33,742
Inventories	(58)	(362)
Amounts due from related parties	(104)	(650)
Amounts due to related parties	820	5,109
Deposits for non-current assets	464	2,889	(35,209)	(40,680)
Deposits for the purchase of land use rights	(4,085)	(25,451)
Accounts payable	(1,118)	(6,966)	(8,162)	573
Accrued expenses and other liabilities	(317)	(1,975)	4,689	881
Deferred revenue	(456)	(2,842)	(649)	5,012
Lease deposits			6,600	4,110
Income tax payable	258	1,610	(4,465)	10,759
Prepaid land lease payments				(14,780)
Unrecognized tax benefits	1,392	8,675	4,474	562
Net cash generated from operating activities	41,656	259,515	137,102	190,972
CASH FLOWS FROM INVESTING ACTIVITIES
(Purchase) maturity of held to maturity securities	16,126	100,466	(100,466)
(Placement) maturity of time deposits	8,085	50,372	(50,372)
Receipts under arrangements with CAH				15,007
Payments under arrangements with CAH			(3,000)	(12,000)
Investments in equity method investees	(36,708)	(223,403)	(540)
Acquisitions, net of cash acquired (note 4)	(35,856)	(223,384)	(20,305)	(45,000)
Acquisition of property, plant and equipment	(10,578)	(65,904)	(18,319)	(111,124)
Deposits for the purchase of property, plant and equipment	(35,125)	(218,833)	(239,247)	(293,905)
Proceeds from disposal of property, plant and equipment	756	4,707		3,408
Net investment in direct financing leases	(18,527)	(115,425)	(74,108)	(100,841)
Proceeds from principal portion of direct financing leases	6,007	37,426	11,490	14,987
Net cash used in investing activities	(105,823)	(659,290)	(494,867)	(529,468)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term bank borrowings	41,425	258,083	45,000	214,500
Proceeds from long-term bank borrowings	83,265	518,749	142,500	55,710
Repayment of obligations under capital leases	(538)	(3,354)	(3,036)	(2,749)
Repayment of long-term bank borrowings	(18,066)	(112,554)	(62,316)	(88,117)
Repayment of short-term bank borrowings	(321)	(2,000)	(113,000)	(143,000)
(Increase) decrease in restricted cash	(41,656)	(259,523)	91,498	(112,951)
Dividends paid to ordinary shareholders			(55,151)
Decrease in amounts due to related parties				(1,546)
Repurchase of ordinary shares	(6,977)	(43,469)	(6,911)	(76,780)
Contributions from non-controlling interests			3,201
Loan to a noncontrolling shareholder of a subsidiary	(16,051)	(100,000)
Net cash (used in) generated from financing activities	41,081	255,932	41,785	(154,933)
Exchange rate effect on cash	22	147	(725)	(8,027)
Net decrease in cash	(23,064)	(143,696)	(316,705)	(501,456)
Cash at beginning of year	35,164	219,078	535,783	1,037,239
Cash at end of year	12,100	75,382	219,078	535,783
Supplemental schedule of cash flows information:
Income tax paid	(8,102)	(50,474)	(58,024)	(36,187)
Interest paid	(2,609)	(16,255)	(6,454)	(3,338)
Supplemental schedule of non-cash activities:
Acquisition of property, plant and equipment and other intangible assets through utilization of deposits	35,520	221,291	236,487	181,273
Acquisition of property, plant and equipment included in accrual for purchase of property, plant and equipment			2,890
Acqusition of net investment in financing lease through ulilization of deposits	8,488	52,881
Consideration of acqusition of chagn'an due to effective settlement of preexisting balance as the result of the business combination (note 4)	$ 20,637	128,573

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	GZ Proton [Member] CNY	JWYK [Member] CNY	CAH [Member] CNY	CCICC [Member] CNY	Ordinary Shares [Member] USD ($)	Ordinary Shares [Member] CNY	Ordinary Shares [Member] GZ Proton [Member] CNY	Ordinary Shares [Member] JWYK [Member] CNY	Ordinary Shares [Member] CAH [Member] CNY	Ordinary Shares [Member] CCICC [Member] CNY	Treasury Stock [Member] USD ($)	Treasury Stock [Member] CNY	Treasury Stock [Member] GZ Proton [Member] CNY	Treasury Stock [Member] JWYK [Member] CNY	Treasury Stock [Member] CAH [Member] CNY	Treasury Stock [Member] CCICC [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Additional Paid-in Capital [Member] GZ Proton [Member] CNY	Additional Paid-in Capital [Member] JWYK [Member] CNY	Additional Paid-in Capital [Member] CAH [Member] CNY	Additional Paid-in Capital [Member] CCICC [Member] CNY	Accumulated Other Comprehensive Loss [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] CNY	Accumulated Other Comprehensive Loss [Member] GZ Proton [Member] CNY	Accumulated Other Comprehensive Loss [Member] JWYK [Member] CNY	Accumulated Other Comprehensive Loss [Member] CAH [Member] CNY	Accumulated Other Comprehensive Loss [Member] CCICC [Member] CNY	Accumulated Deficit [Member] USD ($)	Accumulated Deficit [Member] CNY	Accumulated Deficit [Member] GZ Proton [Member] CNY	Accumulated Deficit [Member] JWYK [Member] CNY	Accumulated Deficit [Member] CAH [Member] CNY	Accumulated Deficit [Member] CCICC [Member] CNY	Noncontrolling Interests [Member] USD ($)	Noncontrolling Interests [Member] CNY	Noncontrolling Interests [Member] GZ Proton [Member] CNY	Noncontrolling Interests [Member] JWYK [Member] CNY	Noncontrolling Interests [Member] CAH [Member] CNY	Noncontrolling Interests [Member] CCICC [Member] CNY
Balance at Dec. 31, 2009								108												2,671,910						(3,987)						(514,283)
Balance, shares at Dec. 31, 2009								147,455,500
Net income (loss)		130,918																														129,400						1,518
Other comprehensive income (loss)		(10,848)																								(10,848)
Share-based compensation		9,571																		9,571
Share repurchase		(76,780)						(3)												(76,777)
Share repurchase, shares								(5,101,968)
Acquisition of entity						95,226																																				95,226
Balance at Dec. 31, 2010		2,301,835						105												2,604,704						(14,835)						(384,883)						96,744
Balance, shares at Dec. 31, 2010								142,353,532
Net income (loss)		(211,352)																														(215,003)						3,651
Other comprehensive income (loss)		(2,760)																								(2,760)
Share-based compensation		9,234																		9,234
Share repurchase		(6,911)												(1)						(6,910)
Share repurchase, shares								(945,935)
Dividends		(55,151)																		(55,151)
Contributions by noncontrolling interests			3,201																																				3,201
Balance at Dec. 31, 2011		2,038,096						105						(1)						2,551,877						(17,595)						(599,886)						103,596
Balance, shares at Dec. 31, 2011								141,403,597
Net income (loss)	21,586	134,480																														130,831						3,649
Other comprehensive income (loss)	102	640																								640
Share-based compensation		9,084																		9,084
Share repurchase		(43,469)												(4)						(43,465)
Share repurchase, shares								(5,916,189)
Contributions by noncontrolling interests				4,900																																				4,900
Acquisition of entity					196,179																																				196,179
Balance at Dec. 31, 2012	$ 375,581	2,339,910					$ 17	105					$ (1)	(5)					$ 404,086	2,517,496					$ (2,721)	(16,955)					$ (75,289)	(469,055)					$ 49,489	308,324
Balance, shares at Dec. 31, 2012							142,353,532

ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION
1.	ORGANIZATION AND BASIS OF PRESENTATION

The accompanying consolidated financial statements include the financial statements of Concord Medical Services Holdings Limited (the "Company") and its subsidiaries, including Ascendium Group Limited ("Ascendium"), China Medical Services (Holdings) Limited ("CMS Holdings"), Our Medical Services Limited ("OMS"), China Medstar Pte. Limited ("China Medstar"), Cyber Medical Networks Limited ("Cyber"), King Cheers Holdings Limited ("King Cheers"), Medstar Overseas Limited ("Medstar Overseas"), US Proton Therapy Holdings Limited ("Proton BVI"), US Proton Therapy Holdings Limited ("US Proton"), CMS Hospital Management Co., Ltd. ("CHM"), Shenzhen Aohua Medical Technology and Services Co., Ltd ("AMT" formerly known as Shenzhen Aohua Medical Leasing & Services Limited ), Medstar (Shanghai) Leasing Co., Ltd. ("MSC"), Beijing Yundu Internet Technology Co., Ltd. ("Yundu", formerly known as Beijing Xing HengFeng Medical Technology Co., Ltd.), Tianjin Kangmeng Radiology Equipment Management Co., Ltd. ("TKM"), Shenzhen Lingdun Medical Investment & Management Co., Ltd. ("XLD"), Xi'An Wanjiehuaxiang Medical Technology Development Co., Ltd. ("CCICC"), Guangzhou Huanan Taihe Medical Technology Co. Ltd. ("GZ Proton"), Chang'an Hospital Co., Ltd ("CAH"), Beijing Jinweiyikang Technology Co., Ltd. ("JWYK") and Guangzhou Jinkangshenyou Investment Co., Ltd. ("JKSY"). The Company and its subsidiaries are collectively referred to as the "Group".

The Group is principally engaged in the leasing of radiotherapy and diagnostic imaging equipment, the provision of management services to hospitals and since June 2012, hospital operation following the acquisition of CAH (note 4) in the People's Republic of China ("PRC"). The Group develops and operates its business through its subsidiaries. Details of the Company's subsidiaries as of December 31, 2012 are as follows:

Company	Date of establishment	Place of establishment	Percentage of ownership by the Company	Principal activities

Ascendium	September 10, 2007	British Virgin Islands ("BVI")	100%	Investment holding
OMS	August 22, 1996	BVI	100%	Investment holding
Medstar Overseas Limited	September 22, 2011	BVI	100%	Investment holding
Proton BVI	May 16, 2011	BVI	100%	Investment holding
US Proton	June 29, 2011	U.S.A	100%	Investment holding
China Medstar	August 8, 2003	Singapore	100%	Investment holding
Cyber	May 26, 2006	Hong Kong	100%	Investment holding
CMS Holdings	July 18, 2008	Hong Kong	100%	Investment holding
King Cheers	May 18, 2001	Hong Kong	100%	Investment holding
AMT	February 21, 2008	PRC	100%	Leasing of medical equipment and provision of management services
MSC	March 21, 2003	PRC	100%	Leasing of medical equipment and provision of management services
CHM	July 23, 2008	PRC	100%	Provision of management services
Yundu	July 26, 2007	PRC	100%	Provision of management services
TKM	April 22, 2010	PRC	100%	Leasing of medical equipment and provision of management services
CCICC	July 06, 2010	PRC	52%	Medical care co-operation with hospital
XLD	August 25, 2010	PRC	100%	Leasing of medical equipment
GZ Proton	June 29, 2011	PRC	90%	Medical technology research and development, and provision of management and consultant services.
JKSY	August 12, 2010	PRC	100%	Leasing of medical equipment
JWYK	April 26, 2012	PRC	51%	Medical Information and technology Services
CAH	December 31, 2002	PRC	52%	Hospital medical diagnosis service

Ascendium is a limited liability company that was incorporated in the BVI on September 10, 2007. The Reorganization agreement provided that Ascendium (a shell company owned by a nominee shareholder prior to the Reorganization), upon completion of the Reorganization, be owned by a group of individuals ("Ascendium's shareholders"), who as a group are substantively different than the shareholders of the IIHC (IIHC directly owned 100% of OMS prior to October 30, 2007). In accordance with the Reorganization agreement, Ascendium's shareholders acquired 100% ownership in OMS in exchange for issuing Ascendium shares to a portion of the IIHC shareholders. The agreement also provided for the settlement of certain unspecified obligations amongst the IIHC shareholders and IIHC. The majority of Ascendium's shareholdings was acquired by a number of indirect shareholders of OMS, however because there was no controlling shareholder and the differences in shareholders is substantive, Ascendium accounted for the acquisition of 100% of OMS. The aggregate purchase price for the acquisition on October 30, 2007 was determined to be RMB393,435, which represents the fair value of the Ascendium shares issued as consideration.

The Company was incorporated under the law of the Cayman Islands on November 27, 2007. On March 7, 2008, all the then existing shareholders of Ascendium exchanged their respective shares of Ascendium for shares of the Company at a ratio of 10 shares in the Company in return for each share in Ascendium. As a result, Ascendium became the wholly-owned subsidiary of the Company.

On July 31, 2008, the Group acquired 100% of the equity interest in China Medstar. On October 28, 2008, the Group consummated 100% of the equity interest in Yundu. The acquisitions were accounted for using the purchase method of accounting pursuant to ASC 805, Business Combinations, ("ASC 805"). The acquired assets and liabilities of China Medstar and Yundu were recorded at estimated fair values on their respective acquisition dates.

Shenzhen Aohua Medical Services ("AMS") was incorporated by OMS on July 23, 1997 and OMS contributed RMB4,800 representing 90% equity interest in AMS. Since the incorporation of AMS, 10% of its equity interest was held by two third party nominees who acted as the custodians of such equity interest. The two nominees did not maintain their required capital contributions at any time subsequent to the incorporation of AMS. In December 2007, the Group entered into an agreement with the two nominees to obtain title of their 10% equity interest. The two nominees agreed to complete all legal procedures required to effect legal transfer of the shares to OMS on June 10, 2009 upon approval by the Shenzhen Industrial and Commercial Administration Bureau in return for a fee of RMB4,200.

Due to the two nominees' failure to complete their capital injection obligations as required by PRC Company Law, it is in the Company's view that the two nominees never possessed any ordinary shareholding rights, including dividend or voting rights. Consequently, OMS effectively controlled 100% of the equity of AMS prior to the legal reacquisition of shares subsequent to December 31, 2009. As such, the Group's consolidated financial statements do not present a minority interest for the financial statement periods presented.

On December 15, 2009, the Company acquired 100% equity interest of King Cheers at a consideration of HK$2. King Cheers was incorporated in Hong Kong on May 18, 2001 under the Hong Kong Companies Ordinance. It is an investment holding company and has no business operation of its own.

On December 16, 2009, the Company completed its initial public offering of 12,000,000 American Depositary Shares ("ADSs") at US$ 11.0 per ADS. Each ADS comprises three ordinary shares of the Company. The net proceeds to the Company from the offering amounted to approximately RMB813,938 (US$119,211), net of underwriter commission and issuance costs paid and payable.

On April 22, 2010, the Group acquired 100% of the equity interest in TKM. The acquisition was accounted for using the purchase method of accounting pursuant to ASC 805, Business Combinations. The acquired assets and liabilities of TKM were recorded at estimated fair values on their respective acquisition dates.

On July 6, 2010, the Group acquired 52% of the equity interest in CCICC from CAH, in accordance with the framework agreement entered into in 2008. The transaction was accounted for as an acquisition of assets pursuant to ASC 805, as the assets acquired did not constitute a business.

XLD was set up as a 100% owned subsidiary by AMT and CHM, with ownership of 90% and 10%, respectively, on August 25, 2010, for purpose of expanding the Group's medical equipment leasing business.

Medstar Overseas was incorporated in the BVI on September 22, 2011. Proton BVI was incorporated in the BVI on May 16, 2011. US Proton was incorporated in the State of Delaware, U.S.A. on June 29, 2011. These companies are investment holding companies and have no business operation of their own.

GZ Proton was incorporated by the Group and a third party on June 29, 2011, for purposes of expanding the Group's business area of medical technology research and development, and provision of management and consultant services. The Group holds 90% equity interest in GZ Proton.

On March 9, 2012, the Group acquired 100% of the equity interest in JKSY for a consideration of RMB3,500(US$562). The transaction was accounted for as an acquisition of assets as the assets acquired did not constitute a business.

On April 26, 2012, the Group and a third party set up JWYK, for purposes of expanding the Group's business area of medical information and technology services. The Group holds 51% of the equity interest in JWYK which had no substantial operations yet as of December 31, 2012.

On May 29, 2012, AMT and AMS were merged and AMT was the surviving entity.

On June 21, 2012, the Group acquired 52% of the equity interest in CAH. The acquisition was accounted for using the purchase method of accounting pursuant to ASC 805.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles ("U.S. GAAP").

As of December 31, 2012, the Company had a net current liability amounting to RMB6,400 (US$ 1,027). This net current liability was mainly caused by the acquisition of CAH, investment in an equity investee and acquisition of property, plant and equipment. When preparing the consolidated financial statements as of December 31, 2012 and for the year then ended, the Company's management concluded that a going concern basis of preparation was appropriate after analyzing the forecasted cash flows for the twelve months from December 31, 2012 which indicates that the Company will have sufficient liquidity during the next twelve months from cash flows generated by operations. The analysis indicates that the Company will have the financial resources to settle borrowings and payables that will be due in the next twelve months.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company's financial statements include, but are not limited to, purchase price allocation, contingent business acquisition consideration, revenue recognition, allowance for doubtful accounts, asset impairment, useful lives of property, plant and equipment and intangible assets, realization of deferred tax assets, share-based compensation expense, unrecognized tax benefits, accrued liabilities, recoverability of indemnification asset and the valuation of the Company's acquired tangible and intangible assets and liabilities. Actual results could materially differ from those estimates.

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company and its subsidiaries. All transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Foreign currency translation and transactions

The Company's PRC subsidiaries determine their functional currencies to be the Chinese Renminbi ("RMB") based on the criteria of ASC 830, Foreign Currency Matters. The Company uses the RMB as its reporting currency. The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders' equity. The functional currency of the Company and its subsidiaries, Ascendium, CMS Holdings, OMS, Cyber, China Medstar, King Cheers, Medstar Overseas, Proton BVI and US Proton is the United States dollar ("US$").

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of operations.

Accumulated other comprehensive loss represents the cumulative foreign currency translation adjustments at each balance sheet date.

Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.2301 to US$1.00 on December 31, 2012 as published on the website of the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Business combination

The Company accounts for business combinations using the purchase method of accounting in accordance with ASC 805. ASC 805 requires the Company to recognize separately from goodwill the assets acquired, the liabilities assumed and the noncontrolling interest at their acquisition date fair values. Goodwill as of the acquisition date is measured as the excess of consideration transferred and the net of the acquisition date fair values of the assets acquired and the liabilities assumed. In cases where the Company acquires less than 100% ownership interest, the Company will derive the fair value of the acquired business as a whole, which will typically include a control premium and subtract the consideration transferred by the Company for the controlling interest to identify the fair value of the noncontrolling interest. In addition, the share purchase agreements entered into may contain contingent consideration provisions obligating the Group to pay additional purchase consideration, upon the acquired business's achievement of certain agreed upon operating performance based milestones. Under ASC 805, these contingent consideration arrangements are required to be recognized and measured at fair value at the acquisition date as either a liability or as an equity instrument, with liability instruments being required to be remeasured at each reporting period through the results of the Company's comprehensive income until such time as to when the contingency is resolved.

The Company derives estimates of the fair value of assets acquired and liabilities assumed using reasonable assumptions based on historical experiences and on the information obtained from management of the acquired companies. Critical estimates in valuing certain of the intangible assets and pre-existing agreements included but were not limited to the following: deriving estimates of future expected cash flows from the acquired business, the determination of an appropriate discount rate deriving assumptions regarding the period of time that the related benefits would continue and the initial measurement and recognition of any contingent consideration arrangements and the evaluation of whether contingent consideration arrangement is in substance compensation for future services. Unanticipated events may occur which may affect the accuracy or validity of such assumptions or estimates.

Cash

Cash includes cash deposits with original maturities of less than three months, which are unrestricted as to withdrawal and use.

Restricted cash

Short-term and long-term restricted cash represents collateral required to be maintained pursuant to contractual financing arrangements the Group has entered into with certain financial institutions (note 5).

Equity method investments

Investments in less-than-majority-owned investees over which the Group has significant influence are accounted for under the equity method of accounting in accordance with ASC 323, Investments-Equity Method and Joint Venture ("ASC 323"), which requires equity investments be carried at original cost adjusted for the proportionate share of the investees' income, losses and distributions. A limited partnership interest in a limited partnership is also accounted for using the equity method of accounting as described in ASC 323, unless the limited partner's interest is so minor that the Company may have virtually no influence over partnership operating and financial policies. The Group assesses the carrying value of equity investments when an indicator of a loss in value is present and records a loss in value of the investment when the assessment indicates that another-than-temporary decline in the investment exists.

Held-to-maturity securities

The Group accounts for its investments in accordance with ASC 320, Investments-Debt and Equity Securities ("ASC 320"). According to ASC 320, the investments in debt securities are accounted for as either "held-to-maturity", "trading" or "available-for-sale".

Debt securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and are stated at amortized cost. For individual securities classified as held-to-maturity securities, the Group evaluates whether a decline in fair value below the amortized cost basis is other than temporary in accordance to ASC 320. If the decline in fair value is judged to be other than temporary, the cost basis of the individual security would be written down to its fair value as a charge to the consolidated statements of operations. No impairment loss was recognized on the held-to-maturity securities for any of years presented.

Time deposits with original maturities exceeding three months

Time deposits consist of deposits placed with financial institutions with original maturity terms of greater than three months, but less than one year.

Accounts receivable and allowance for doubtful accounts

The Group considers many factors in assessing the collectability of its receivables due from its customers, such as, the age of the amounts due, the customer's payment history and credit-worthiness. An allowance for doubtful accounts is recorded in the period in which uncollectability is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Inventories

Inventories, consisting of medicine, medical supplies and low-value consumables, are accounted for using the first-in first-out method, and are valued at the lower of cost or market.

Lease obligations

In accordance with ASC 840, Leases ("ASC 840"), leases for a lessee are classified at the inception date as either a capital lease or an operating lease. The Company assesses a lease to be a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The capital lease obligation reflects the present value of future rental payments, discounted at the appropriate interest rates. The cost of the asset is amortized over the lease term. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized as set out under the property, plant and equipment, net section of this note.

Operating lease expenses are recognized on a straight-line basis over the applicable lease term.

Net investment in direct financing leases

Net investment in direct financing leases represents leases of medical equipment arising from sale and leaseback transactions. For leases where the Group is the lessor, a transaction is accounted for as a direct financing lease if the transaction satisfies one of the four capital lease conditions as discussed under the leases obligations section of this note, the collectability of the minimum lease payments is reasonably predictable, and there are no important uncertainties surrounding the amount of unreimbursable costs yet to be incurred by the Group under the lease.

The net investment in the direct financing leases consists of the minimum lease payments, net of executory costs and profits thereon, unguaranteed residual value, accruing to the benefit of the Group and initial direct costs less unearned income. Over the period of a lease, each lease payment received is allocated between the repayment of the net investment in the lease and financing lease income based on the effective interest method so as to produce a constant rate of return on the balance of the net investment in the lease. The leased property is collateralized against the lease payments and is transferred to the lessee upon the maturity of the lease. There are no executory costs and profits thereon and unguaranteed residual value with respect to such leased equipment for the periods presented.

Property, plant and equipment, net

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Estimated residual value
Buildings	38 years	-
Medical equipment*	6-20 years	-
Electronic and office equipment	5 years	5-10%
Motor vehicles	5 years	5-10%
Leasehold improvement and building improvement	shorter of lease term or 5 years	-

*	The cost of the asset is amortized over the useful life. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized over the shorter of customer contract or the useful life of the asset which ranges from 6-20 years.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extends the useful lives of property, plant and equipment is capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

Costs incurred in constructing new facilities, including progress payment, interest and other costs relating to the construction are capitalized and transferred to fixed assets upon completion. Total interest costs incurred and capitalized during the years ended December 31, 2010, 2011 and 2012 amounted to RMB2,517, RMB724 and RMB5,599 (US$899), respectively.

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired. The Company's goodwill and acquisition related intangible assets outstanding at December 31, 2011 and 2012 were related to the Company's acquisition of China Medstar, Yundu, CAH and other businesses (see notes 1 and 4). In accordance with ASC 350, Intangibles, Goodwill ("ASC 350"), goodwill amounts are not amortized, but rather are tested for impairment at least annually or more frequently if there are indicators of impairment present.

The goodwill testing utilizes a two-step impairment analysis, whereby the Group compares the carrying value of each identified reporting unit to its fair value. If the carrying value of the reporting unit is greater than its fair value, the second step is performed, where the implied fair value of goodwill is compared to its carrying value. The Group recognizes an impairment charge for the amount by which the carrying amount of goodwill exceeds its implied fair value. The Company adopted ASU No. 2011-08, Intangibles-Goodwill and Other ("ASU No. 2011-08"), in 2012, pursuant to which the Company can elect to perform a qualitative assessment to determine whether the two-step impairment testing on goodwill is necessary.

The Company performed a qualitative assessment for the hospital reporting unit as of December 31, 2012. Based on the requirements of ASU No. 2011-08, the Company evaluated, among others, the performance of CAH since acquisition in June 2012, which was in line with management's expectations. Hence the Company concluded that it was not more-likely-than-not the fair value was less than the carrying amount of the reporting unit, and further impairment testing on goodwill was unnecessary.

Intangible assets, net

Intangible assets relate to customer relationships, operating leases, medical insurance coverage and radiotherapy permits that are not considered to have an indefinite useful life. These intangible assets are amortized on a straight line basis over the economic life. The customer relationship assets relate to the ability to sell existing and future services to existing customers and have been estimated using the income method. Operating leases relate to favorable operating lease terms based on market conditions that existed on the date of acquisition and are amortized over the term of the leases. The medical insurance coverage as an approved healthcare provider is issued by the medical insurance authority, based on which the hospital can join in the medical insurance network and can be reimbursed by the medical insurance authority for medical services provided to the patients who have been covered by medical insurance included in social insurance or other contribution, which is amortized over the remaining business license period. Radiotherapy permits is a legal license issued by government for deploying and operating radiotherapy equipment in a hospital, the economic live of this license is assessed to be the estimated remaining useful lives of the radiotherapy equipment.

Prepaid land lease payments

Prepaid land lease payments represent amounts paid for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight line basis over the terms of the land use rights agreement, which is 36-38 years.

Impairment of long-lived assets and acquired intangibles

The Group evaluates its long-lived assets or asset group including acquired intangibles with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows or quoted market prices.

Treasury stock

The Company has share repurchase programs where the shares are acquired and subsequently cancelled. Cost of the Company's shares acquired is treated as a deduction from shareholders' equity. Upon cancellation, any excess purchase price over par value is charged directly to additional paid-in capital.

Fair value of financial instruments

The carrying amounts of the Group's financial instruments, including cash, time deposits with original maturities exceeding three months, held-to-maturity securities, restricted cash, accounts receivable, loan to the noncontrolling shareholder of a subsidiary, balances with related parties, accounts payable, and other liabilities approximate fair value because of their short maturities. The carrying amounts of the Group's short-term and long-term bank borrowings bear interest at floating rates and therefore approximate the fair value of these obligations as at December 31, 2011 and 2012.

Deferred revenue

Deferred revenue arises from upfront cash payment where the related services have not been rendered and the revenue recognition criteria have yet been fulfilled.

Revenue recognition

Revenue mainly consists of network and hospital revenue. The majority of the Group's network revenues are derived directly from hospitals that enter into medical equipment lease and management service arrangements with the Group. A lease and management service arrangement will typically include the purchase and installation of diagnostic imaging and/or radiation oncology system ("medical equipment") at the hospital, and the full-time deployment of a qualified system technician who is responsible for certain management services related to the radiotherapy or diagnostic services being performed by the hospital centers' doctors to their patients. To a lesser extent, revenues are generated from stand-alone management service arrangements where a hospital has previously acquired the equipment from the Company or through another vendor or sale of medical equipment.

Revenues arising from sales of medical equipment and render of services are recognized when there is persuasive evidence of an arrangement, the fee is fixed or determinable, collectability is reasonably assured and the delivery of the medical equipment or services has occurred. When the fees associated with an arrangement containing extended payment terms are not considered to be fixed or determinable at the outset of arrangement, revenue is recognized as payments become due, and all of the other criteria above have been met.

The Group is subject to approximately 5% business tax and related surcharges on the revenue earned from provision of leasing and management services except for that disclosed in note 24. The Group has recognized revenues net of these business taxes and other surcharges. Such business tax and related surcharges for the years ended December 31, 2010, 2011 and 2012 are approximately RMB17,511, RMB23,196 and RMB22,455 (US$3,604), respectively. In the event that revenue recognition is deferred to a later period, the related business tax and other surcharges and fees are also deferred and will be recognized only upon recognition of the deferred revenue.

(1) Lease and management services

The Group enters into both leases and management service arrangements with independent hospitals consisting of terms that range from 6 to 20 years. Pursuant to these arrangements, the Group receives a percentage of the net profit ("profit share" as defined in the arrangement) of the hospital unit that delivers the diagnostic imaging and/or radiation oncology services determined in accordance with the terms of the arrangement.

Pursuant to ASC 840, the Group determined that the lease and management service arrangements contain a lease of medical equipment. The hospital has the ability and right to operate the medical equipment while obtaining more than a minor amount of the output. The arrangement also contains a non-lease deliverable being the management service element. The arrangement consideration should be allocated between the lease element and the non-lease deliverables on a relative fair value basis, however because all of the consideration is earned through the contingent rent feature discussed below, there is no impact of such allocation.

ASC 840 is applied to the lease elements of the arrangement and U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin No. 104 (the "SAB 104") is applied to other elements of the arrangement not within the scope of ASC 840.

The lease rentals and management service receivable under the lease arrangement are based entirely on a profit sharing formula ("contingent rent feature"). The profitability of the business unit is not only dependent on the medical equipment placed at the hospital, but also the hospital's ability to manage the costs and appoint doctors and clinical staff to operate the equipment. Certain of the lease and management service arrangements may include a transfer of ownership or bargain purchase option at the end of the lease term. Due to the length of the lease term, the collectability of these minimum lease payments are not considered reasonably predictable and there are also inherent uncertainties regarding the future costs to be incurred by the Group relating to the arrangement. Given these uncertainties, the Group accounts for all of these lease arrangements as operating leases.

As the collectability of the minimum lease rental is not considered predictable, and the remaining rental is considered contingent, the Group recognizes revenue when a lease payment under the arrangement become fixed, i.e. when the profit share under the arrangement is determined and agreed upon by both parties to the agreement. Similarly, for the service element of the arrangement, revenue is only considered determinable at the time a payment under the arrangement becomes fixed, i.e. when the profit share under the arrangement is determined and agreed upon by both parties. Revenue is recognized when it is determined that the basic criteria, referred to above, have also been met. During the years ended December 31, 2010 2011 and 2012, the revenue from lease and management services amounted to RMB349,248, RMB380,457 and RMB412,330(US$66,184), respectively. Revenue derived from lease and management services is recorded as network revenue in the consolidated statements of comprehensive income.

(2) Management services

The Group provides stand-alone management services to certain hospitals which are already in possession of radiotherapy and diagnostic equipment. The fee for the management service arrangement is either based on a contracted percentage of monthly revenue generated by the specified hospital unit ("revenue share") or in limited instances on a fixed monthly fee. The consideration that is based on a contracted percentage of revenue is recognized when the monthly fees under the arrangement become due, i.e. when the revenue share under the arrangement is determined and agreed upon by both parties to the agreement. Fixed monthly fees are recognized ratably over the service term. During the years ended December 31, 2010 2011 and 2012, the revenue from management services amounted to RMB22,805, RMB33,584 and RMB11,874(US$1,906), respectively. Revenue derived from management services is recorded as network revenue in the consolidated statements of comprehensive income.

(3) Medical equipment sales

Pursuant to the application of ASC 605, Revenue Recognition, the Group records revenue related to medical equipment sales on a net basis when the equipment is delivered to the customer and the sales price is determinable. During the years ended December 31, 2010 2011 and 2012, the Company had medical equipment sales, of RMB3,475, RMB1,635 and RMB1,540 (US$247), net of 17% value-added tax of approximately RMB1,244, RMB647 and RMB262 (US$42), respectively. Revenue derived from medical equipment sales is recorded as network revenue in the consolidated statements of comprehensive income.

(4) Trial operations of CCICC

Pursuant to the supplemental agreement entered into between the Group and CAH, CCICC recognized other revenue amounting to RMB8,254, RMB23,742 and RMB9,935 (US$1,595), respectively, for the years ended December 31, 2010, 2011 and 2012 in relation to the operations of the oncology center of CAH during the trial period from July 1, 2010 to the acquisition date of CAH, respectively. Following the acquisition of CAH, the results of CAH have been subject to consolidation by the Group.

(5) Direct financing lease income

Pursuant to ASC 840, the Group records revenue attributable to direct financing leases so as to produce a constant rate of return on the balance of the net investment in the lease. During the years ended December 31, 2010, 2011 and 2012, the Company had financing lease income of RMB5,147, RMB9,224 and RMB20,434 (US$3,280), net of taxes, respectively. Income derived from direct financing leases is recorded as network revenue in the consolidated statements of comprehensive income.

(6) Hospital revenue

Hospital revenue is classified into medicine income and clinical services. Medicine income includes medicine prescribed to patients during or after treatment by the doctors. Clinical services include revenue generated from outpatients, which mainly consist of activities for physical examination, treatment, surgeries and tests, as well as that generated from inpatients, which mainly consist of activities for clinical examination and treatment, surgeries, and other fees such as room charges and nursing care. Revenue is recognized, in accordance with SAB 104, when the medicine or clinical services are delivered.

Cost of revenue

Cost of revenues primarily consists of the network and hospital costs.

The network costs mainly consist of the amortization of acquired intangibles, the depreciation of medical equipment purchased, installed and operated in the network of centers and other costs, including salary cost and material cost of disposal medical supplies.

(1) Cost relating to lease and management service arrangement

Cost of medical equipment that is leased under an operating lease is included in property, plant and equipment in the balance sheet. The medical equipment is depreciated using the Group's depreciation policy. The cost of the management service component is recognized as an expense as incurred.

(2) Cost of management services

Cost of management services mainly includes the labor costs of technicians and management staff as well as related medical consumables.

(3) Cost of equipment sales

Cost of equipment sales, recorded net against the related revenue, includes the cost of the equipment purchased and other direct costs involved in the equipment sales.

Hospital cost mainly includes medicine costs, medical consumables, labor costs of doctors, nurses and other staff involved in the care or treatment of patients, depreciation, utilities as well as other related costs incurred in the normal business of hospital.

Advertising expenditure

Advertising costs are expensed when incurred and are included in selling expenses in the consolidated statements of comprehensive income. For the years ended December 31, 2010, 2011 and 2012, the advertising expenses were approximately RMB377, RMB6,917, and RMB5,790 (US$929), respectively.

Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group adopted ASC 740, Income Taxes, which clarifies the accounting and disclosure for uncertainty in income taxes. Interests and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax laws. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interests and penalties recognized in accordance with ASC 740 is classified in the financial statements as a component of income tax expense. In accordance with the provisions of ASC 740, the Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is "more likely than not" to prevail based on the facts and technical merits of the position. Tax positions that meet the "more likely than not" recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group's estimated liability for unrecognized tax positions which is included in the "accrued expenses and other liabilities" account and "accrued unrecognized tax benefits and surcharges, non-current portion" account is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group's estimates. As each audit is concluded, adjustments, if any, are recorded in the Group's financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Share-based compensation

The Group's employees participate in the Company's share-based scheme which is discussed in more details under note 25. Share-based awards granted to employees are accounted for under ASC718, Compensation-Stock Compensation ("ASC 718").

In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. The Group has elected to recognize compensation expense using the straight-line method for all share options granted with graded vesting based on service conditions. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

Income (loss) per share

Income (loss) per share is computed in accordance with ASC 260, Earnings Per Share. Basic income (loss) per ordinary share is computed by dividing income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary shares issuable upon the conversion of the contingently redeemable convertible preferred shares are included in the computation of diluted income (loss) per ordinary share on an "if-converted" basis when the impact is dilutive. The dilutive effect of outstanding share-based awards is reflected in the diluted income (loss) per share by application of the treasury stock method.

Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. During the periods presented, the Group's comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments and is presented in the consolidated statement of comprehensive income. The Company adopted Accounting Standards Update ("ASU") No. 2011-05 ("ASU 2011-05"), Comprehensive Income (Topic 220), Presentation of Comprehensive Income, in the year ended December 31, 2012 by presenting items of net income (loss) and other comprehensive income (loss) in one single continuous statement. Prior years' comparative information has been rearranged to conform to the presentation in accordance with ASU 2011-05.

Comparative Information

Certain items in the consolidated financial statements have been reclassified to conform to the current year's presentation to facilitate comparison.

Segment reporting

In accordance with ASC 280, Segment Reporting, the Group's chief operating decision maker ("CODM") has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Previously, the Group consisted of only one segment relating to network business. Following the acquisition of CAH, the CODM reviews the results of the network and hospital businesses when making decisions about allocating resources and assessing performance of the Group. Therefore, the Group's CODM evaluates segment performance based on revenues and profit by the network and hospital segments. The accounting policies used in its segment reporting are the same as those used in the preparation of the Group's consolidated financial statements. As substantially all of the Group's long-lived assets and revenues are in and derived from the PRC, geographical segments are not presented.

Recent accounting pronouncement

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which is intended to improve the reporting of reclassifications out of accumulated other comprehensive income. It does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the standard requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012, with early adoption permitted. The Group will adopt ASU 2013-02 in periods beginning January 1, 2013 and do not expect the adoption to have a material impact on our consolidated financial statements.

In March 2013, the FASB issued ASU No. 2013-05 ("ASU 2013-05"), Foreign Currency Matters ("Topic 830"), which is intended to resolve the diversity in practice about whether ASC 810-10 or ASC 830-30 applies to the release of the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity by requiring a parent deconsolidate a subsidiary or derecognize a group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) if the parent ceases to have a controlling financial interest in that group of assets. This standard is effective for the first interim or annual period beginning after December 15, 2014, with early adoption permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2012
CONCENTRATION OF RISKS [Abstract]
CONCENTRATION OF RISKS
3.	CONCENTRATION OF RISKS

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash, restricted cash, accounts receivable and advances made to suppliers and hospital customers and loan to a noncontrolling shareholder of a subsidiary. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates.

As of December 31, 2012, substantially all of the Group's cash and restricted cash were deposited in financial institutions located in the PRC and in Hong Kong, which management believes are of high credit quality.

Accounts receivable are typically unsecured and are derived from revenue earned from hospitals in the PRC (for network business) and from private and public medical insurance institutions (for hospital business). The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring of outstanding balances.

Advances made to suppliers are typically unsecured and arise from deposits paid in advance for future purchases of medical equipment. As a percentage of total advances, the top five suppliers accounted for 85% and 72% as of December 31, 2011 and 2012, respectively. Due to the Group's concentration of advances made to a limited number of suppliers and the significant prepayments that are made to them, any negative events or deterioration in financial strength with respect to the Group's suppliers may cause material loss to the Group and have a material adverse effect on the Group's financial condition and results of operations. The risk with respect to advances made to suppliers is mitigated by credit evaluations that the Group performs on its suppliers prior to making any advances and the ongoing monitoring of its suppliers' performance.

With respect to advances made to hospital customers, the Group conducts periodic credit evaluation of its customers but does not require collateral or other security from its hospital customers.

The loan arrangement with Xi'an New Chang'an Medical investment Co., Ltd. ("New Chang'an"), a noncontrolling shareholder of CAH, amounting to RMB100,000 (US$16,051) is secured by New Chang'an's 48% equity interest in CAH pledged to the bank. Accordingly, the credit risk with respect to the loan is mitigated.

Concentration of customers

The Group currently generates a substantial portion of its revenue from a limited number of customers. As a percentage of revenues, the top five customers accounted for 32%, 33% and 23% for the years ended December 31, 2010, 2011 and 2012, respectively. The loss of revenue from any of these customers would have a significant negative impact on the Group's business. However, arrangements with customers are mostly long-term in nature. Due to the Group's dependence on a limited number of customers and the contingent fees received based on variables the Group does not control, any negative events with respect to the Group's customers may cause material fluctuations or declines in the Group' revenue and have a material adverse effect on the Group's financial condition and results of operations.

Concentration of suppliers

A significant portion of the Group's medical equipment is sourced from its five largest suppliers who collectively accounted for 55%, 82% and 73% of total medical equipment purchases of the Group for the years ended December 31, 2010, 2011 and 2012, respectively. Failure to develop or maintain the relationships with these suppliers may cause the Group not able to identify other suppliers timely in order to expand its business with new hospitals. Any disruption in the supply of medical equipment to the Group may adversely affect the Group's business, financial condition and results of operations.

Current vulnerability due to certain other concentrations

The Group's operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC's political, economic and social conditions. There is also no guarantee that the PRC government's pursuit of economic reforms will be consistent or effective.

The Group transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People's Bank of China (the "PBOC"). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers' invoices, shipping documents and signed contracts.

Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

A medical-related business is subject to significant restrictions under current PRC laws and regulations. Currently, the Group conducts its operations in China through contractual arrangements entered into with hospitals in the PRC. The relevant regulatory authorities may find the current contractual arrangements and businesses to be in violation of any existing or future PRC laws or regulations. If so, the relevant regulatory authorities would have broad discretion in dealing with such violations.

ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS [Abstract]
ACQUISITIONS
4.	ACQUISITIONS

For the year ended December 31, 2012

Acquisition of CAH

As a part of the Group's business expansion strategy to expand into hospital services in the PRC, on June 21, 2012, the Company, through its wholly owned subsidiaries MSC and Cyber, purchased 52% equity interest of CAH, a private general hospital located in the City of Xi'an, through capital injection into CAH, for a total cash consideration of RMB248,784. The cash consideration was net of the pre-existing receivables of RMB128,573, which were effectively settled between the Group and CAH upon acquisition and preexisting favorable agreements to the Company with a fair value of RMB1,248.

	RMB	US$
Purchase consideration	378,605	60,770
Cash	248,784	39,933
Pre-existing receivables from CAH	128,573	20,637
Pre-existing favorable agreements	1,248	200

	RMB	US$
Purchase consideration	378,605	60,770
Current assets	72,188	11,587
Indemnification assets	61,706	9,904
Intangible assets	40,000	6,420
Other long lived assets (excluding intangible assets)	421,598	67,672
Current liabilities	(186,484)	(29,933)
Unrecognized tax benefits, non current	(61,706)	(9,904)
Non-current liabilities	(56,439)	(9,059)
Deferred tax assets	17,299	2,777
Deferred tax liabilities	(26,263)	(4,216)

Total net assets	281,899	45,248
Noncontrolling interests	(196,179)	(31,489)
Goodwill	292,885	47,011

There were pre-existing agreements between the Group and CAH as at the acquisition date. There were no terms of settlement provision in these agreements. The Group recognized a gain from the settlement of these pre-existing agreements with its acquisition date fair value and concurrently adjusted the consideration of the business combination by RMB1,248. The gain from the settlement of the pre-existing agreements was recorded in the "other operating income" in the consolidated statements of comprehensive income.

As at the acquisition date, the Group had outstanding balances due from CAH of RMB128,573. Meanwhile, CAH had the corresponding RMB128,573 payables to the Group. The consideration transferred for the business combination was adjusted by the previously recognized amount which was effectively settled upon acquisition and there was no impact to the consolidated statements of comprehensive income or goodwill account.

The valuation used in the purchase price allocation described above was determined by the Company with the assistance of an independent third party valuation firm. The valuation report utilizes and considers generally accepted valuation methodologies including the income, market and cost approach.

The Company has evaluated the fair value of the acquired intangible assets and has assigned the following value and the estimated useful lives to those intangible assets: medical insurance coverage qualification of RMB30,000 (US$4,815) with a 10-year estimated useful life, which is based CAH's remaining business license period and radiotherapy permits of RMB10,000 (US$1,605) with a 7-year estimated useful life, which is based on the remaining estimated useful lives of radiotherapy equipment.

Pursuant to the terms of the acquisition, New Chang'an, the sole shareholder of CAH before the acquisition and noncontrolling shareholder after the acquisition, made an undertaking that it would be responsible for tax liabilities of CAH arising from the period before the acquisition. Such indemnification assets were recognized at the same time that the Group recognized the indemnified item of tax liabilities, measured on the same basis as such liabilities, subject to the need for a valuation allowance for uncollectible amounts.

The tax liabilities, related to uncertain tax positions in CAH up to the acquisition date, amounted to RMB61,706, mainly arising from the deductibility of certain losses claimed in the previous tax filings. In March 2013, CAH submitted documentation related to claims amounting RMB174,576 (impact of tax amount of RMB43,644) to the local tax bureau with respect to losses incurred in the previous years. The local tax bureau accepted the claim, pending the final approval. The initial accounting of the uncertain tax positions is provisional and incomplete because the Group has yet completed its assessment of the tax liabilities prior to the acquisition date.

Accordingly, the initial accounting of the indemnification assets is also provisional and incomplete. In addition, as described in note 26, the amount due to Shaanxi Juntai Real Estate Co., Ltd. ("Shaanxi Juntai"), a related party of New Chang'an, of RMB19,301 will only be settled in 2014 pending the finalization of the outstanding balances among CAH, New Chang'an and the related party. The Group hence considers that the indemnification assets up to RMB19,301 is recoverable. The remaining amount is effectively unsecured and is subject to adjustments depending on the outcome of the finalized assessment of the valuation allowance required.

Based on the acquisition agreement, a put option was issued by New Chang'an pursuant to which the Company could put all its equity interests in CAH to New Chang'an with a consideration which should be not less than the original cost, including the consideration of the acquisition of CCICC in 2010. This Put Option will expire after 39 months from the date on which the Company legally becomes a shareholder of CAH. Based on the Company's assessment, the fair value of the Put Option was immaterial considering the likelihood of exercising the option and the corresponding expected benefits.

The goodwill which is not tax deductible is primarily attributable to synergies expected to be achieved from the acquisition. Goodwill as of the acquisition date is measured as the excess of consideration transferred and the net of the acquisition date fair values of the assets acquired, the liabilities assumed and the noncontrolling interest. The goodwill arising from the acquisition of CAH was assigned to the hospital segment and there was no impairment in the amount of goodwill resulting from the acquisition of CAH.

The Group derived the fair value of the acquired business as a whole, which included a control premium and subtract the consideration transferred by the Group for the controlling interest to identify the fair value of the noncontrolling interest. There were no significant acquisition related costs.

The following unaudited pro forma consolidated financial information for the years ended December 31, 2010, 2011 and 2012 are presented as if the acquisition had occurred at the beginning of the periods presented. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated.

	Pro forma (unaudited)
	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net revenues	506,269	653,335	812,178	130,364

Net income (loss)	67,520	(433,493)	117,104	18,796

The results of operations of CAH since the acquisition date included in the consolidated statement of comprehensive income for the year ended December 31, 2012 is as follows:

	RMB	US$
Net revenues	197,309	31,670
Net income	13,036	2,092

For the year ended December 31, 2011

Acquisition of a medical center in Chengdu Military Hospital

In order to expand the Group's network in cancer radiotherapy and diagnosis, on January 10, 2011, the Group acquired certain medical equipment and the related business located in Chengdu Military Hospital in Chengdu, PRC from a third party for a cash consideration of RMB18,000. These acquired assets and activities were considered to constitute businesses in accordance with ASC 805.

The Group, with the assistance of an independent appraiser, determined the fair value of the intangible assets to be approximately RMB7,963. The Company amortizes acquisition related intangible assets on a straight basis over their estimated economic lives.

Unaudited pro forma consolidated financial information has not been provided due to the overall insignificance of the acquisition relative to the Company's results of operations and financial condition. The results of the operations have been included in the Company's consolidated financial statements since consummation of the acquisition.

Acquisition of a medical center in Chengdu Military Hospital (continued)

The purchase price allocation for the acquisition is primarily based on valuations determined by the Group with the assistance of an independent appraiser. The purchase price was allocated to net assets acquired at estimated fair value as follows:

RMB

Current assets	3,465
Property, plant and equipment	6,600
Contract with hospitals	7,963
Deferred tax assets	1,984
Deferred tax liabilities	(2,012)

Total purchase price allocated	18,000

Cash consideration	18,000

For the year ended December 31, 2010

Acquisition of TKM

TKM was established in Tianjin, the PRC, on November 16, 2007 as a limited liability company. The registered and paid-in capital of TKM amounted to RMB5,000. Similarly, TKM is principally engaged in the provision of leasing of medical equipment and management services. On April 22, 2010, the Group consummated 100% of the equity interest of TKM for RMB42,000 and contingent consideration of up to RMB18,000 based on the achievement of pre-determined net profit and accumulated net profit targets of the existing contracts entered into by TKM up to March 2013. The acquisition of TKM was designed to strengthen the Group's presence in northern China, an important market for the Group's business.

The contingent consideration has been recorded at its present value of RMB16,536 at the date of acquisition, and subsequently remeasured to fair value at each reporting date until the contingency is resolved, with changes in fair value recognized in the consolidated statement of comprehensive income. As at December 31, 2010 and 2011, RMB14,072 and RMB11,999 (US$1,906) was recorded in "Contingent business acquisition consideration", respectively.

The Group, with the assistance of an independent appraiser, determined the fair value of the acquired intangible assets to be approximately RMB22,579. The Company amortizes acquisition related intangible assets on a straight basis over their estimated economic lives.

Unaudited pro forma consolidated financial information has not been provided due to the overall insignificance of the acquisition relative to the Company's results of operations and financial condition for the year ended December 31, 2010. The results of TKM's operations have been included in the Company's consolidated financial statements since consummation of the acquisition.

The purchase price allocation for the acquisition is primarily based on valuations determined by the Group with the assistance of an independent appraiser. The purchase price was allocated to net assets acquired at estimated fair value as follows:

RMB

Current assets	4
Property, plant and equipment	41,217
Contract with hospitals	22,579
Deferred tax assets	381
Deferred tax liabilities	(5,645)

Total purchase price allocated	58,536

Including:	cash consideration	42,000
	fair value of contingent consideration	16,536

Acquisition of CCICC

CCICC was established in Xi'an, the PRC on March 2, 2009 as a limited liability company. The registered and paid-in capital of CCICC amounted to RMB150,000. On July 6, 2010, the Group consummated 52% of the equity interest of CCICC for total consideration of approximately RMB103,181. The transaction was accounted for as an acquisition of assets pursuant to ASC 805, given the assets acquired consisted mainly of a building and prepaid land lease payments and did not constitute a business. The carrying value of the acquired assets were allocated based on their relative fair value, and subsequently depreciated or amortized over the straight line method over their respective estimated economic lives.

RESTRICTED CASH	12 Months Ended
Dec. 31, 2012
RESTRICTED CASH [Abstract]
RESTRICTED CASH
5.	RESTRICTED CASH

Restricted cash includes bank deposits that are required under the Company's borrowing arrangements to be kept as part of the security required under the respective loan agreements. The current and non-current restricted cash amounted to RMB284,047 (US$45,593) (2011: RMB2,512) and nil (2011: RMB22,012), as of December 31, 2012 respectively, based on the classification of the underlying financing (note 18).

HELD-TO-MATURITY SECURITIES	12 Months Ended
Dec. 31, 2012
HELD-TO-MATURITY SECURITIES [Abstract]
HELD-TO-MATURITY SECURITIES
6.	HELD-TO-MATURITY SECURITIES

As of December 31, 2011, the held-to-maturity securities have amortized costs of RMB100,466 which approximates fair value according to prevailing market prices. The securities were placed with financial institutions, carried interest rates ranging from 4.6% to 4.8% per annum and matured in January 2012.

TIME DEPOSITS WITH ORIGINAL MATURITIES EXCEEDING THREE MONTHS	12 Months Ended
Dec. 31, 2012
TIME DEPOSITS WITH ORIGINAL MATURITIES EXCEEDING THREE MONTHS [Abstract]
TIME DEPOSITS WITH ORIGINAL MATURITIES EXCEEDING THREE MONTHS
7.	TIME DEPOSITS WITH ORIGINAL MATURIEIS EXCEEDING THREE MONTHS

Time deposits carried interest ranging from 2.97% to 3.02% per annum as of December 31, 2011. All of the time deposits were denominated in US$, among which US$5,000 matured on February 22, 2012 and the other US$3,000 matured on March 14, 2012, respectively.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
ACCOUNTS RECEIVABLE
8.	ACCOUNTS RECEIVABLE

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Accounts receivable	260,246	213,398	34,253
Allowance for doubtful accounts	(16,057)	(3,091)	(496)

Accounts receivable, net	244,189	210,307	33,757

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Movement in allowance for doubtful accounts:
Balance at beginning of the year	2,000	1,431	16,057	2,577
Provisions for the year	1,431	15,377	-	-
Written back during the year	(2,000)	(751)	(12,966)	(2,081)

Balance at end of the year	1,431	16,057	3,091	496

As at December 31, 2011 and 2012, accounts receivable with carrying value of RMB21,677 and RMB65,450 (US$10,505) were used to secure bank borrowings of RMB30,599 and RMB261,051 (US$41,902) as at December 31, 2011 and 2012, respectively (note 18).

PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
9.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$
Deposits to a hospital*	15,000	-	-
Prepayments to suppliers**	1,490	769	123
Due from suppliers**	9,661	9,559	1,534
Advances to hospitals***	25,598	32,632	5,238
Advances to employees****	5,987	13,442	2,158
Deferred costs	6,200	6,200	995
Others	6,949	15,140	2,430

	70,885	77,742	12,478
Reserve for unrecoverable deposits	(10,619)	(10,270)	(1,648)

	60,266	67,472	10,830

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Movement in reserve for unrecoverable deposits:
Balance at beginning of the year	-	706	10,619	1,704
Provisions for the year	706	9,913	-	-
Foreign currency translation	-	-	(349)	(56)

Balance at end of the year	706	10,619	10,270	1,648

Provisions are charged directly to the statement of comprehensive income. The related expense is included in the caption "asset impairment".

*	The amount represents an interest-free cash deposit paid to a customer hospital pursuant to the management service contract to which the deposit is repayable at the termination of the service contract.
**	Prepayments and amounts due from suppliers represent interest-free non-refundable payments in connection with purchase contracts the Group enters into for future delivery of medical equipment and supply materials for external sales and returnable deposits of cancelled orders from suppliers respectively. The risk of loss arising from non-performance by or bankruptcy of suppliers is assessed prior to order equipment.
***	The amount represents interest-free advances to a hospital. Management has assessed the impact of such advances on revenue recognition at the outset of the arrangement. The risk of loss arising from any failure by hospital customers to fulfill their financial obligations is assessed prior to making the advances and is monitored for recoverability on a regular basis by management. A charge to cost of revenue is recorded in the period in which a loss is incurred.
****	The amount represents interest-free advance to hospitals held by the Company's employees to cover expenses incurred by centers. A formal loan agreement is in place binding the employees as to the uses of advances and terms and conditions of repayment. The risk of loss arising from inadequate or failure of operation of internal process is assessed prior to making the advances and is monitored on a regular basis by management. To date, the Company has not experienced any loss of such advances.

INVENTORY	12 Months Ended
Dec. 31, 2012
INVENTORY [Abstract]
INVENTORY
10.	INVENTORIES

	As at December31,
	2011	2012	2012
	RMB	RMB	US$
Medicine	-	6,385	1,025
Medical supplies	-	2,011	323
Low-value consumables	1,364	285	46

	1,364	8,681	1,394

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
11.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Buildings	170,002	376,858	60,490
Medical equipment	952,579	1,138,927	182,810
Electronic and office equipment	5,200	34,717	5,572
Motor vehicles	941	3,838	616
Leasehold improvement and building improvement	5,400	5,635	905
Construction in progress	146,894	247,708	39,760

Total	1,281,016	1,807,683	290,153
Less: accumulated depreciation	(209,134)	(281,584)	(45,197)

	1,071,882	1,526,099	244,956

Less: impairment	(3,179)	(3,179)	(510)

	1,068,703	1,522,920	244,446

Depreciation expenses were approximately RMB82,889, RMB94,837 and RMB119,919 (US$19,248) for the years ended December 31, 2010, 2011 and 2012, respectively.

As at December 31, 2011 and 2012, certain of the Group's property, plant and equipment with a net book value of RMB171,313 and RMB205,321 (US$32,956) were pledged as security for bank borrowings of RMB32,933 and RMB136,743 (US$21,949), respectively.

As at December 31, 2011 and 2012, the Group held equipment under operating lease contracts with customers with an original cost of RMB948,078 and RMB949,678 (US$152,434) and accumulated depreciation of RMB187,776 and RMB233,539 (US$37,486), respectively.

During the year ended December 31, 2011, the Group identified impairment indicators such as insufficient gross margin in certain medical equipment leasing arrangements and with respect to a piece of medical equipment not currently in use. It was assessed that the future undiscounted cash flows for the equipment would be lower than its carrying amount. The Group assessed the fair value of the equipment by reference to the market value for similar assets and recognized an impairment charge, being the difference between the carrying value and the fair value of the equipment, amounting to RMB3,179. The impairment charges are included in the caption of "Asset impairment" in the consolidated statements of comprehensive income.

PREPAID LAND LEASE PAYMENTS	12 Months Ended
Dec. 31, 2012
PREPAID LAND LEASE PAYMENTS [Abstract]
PREPAID LAND LEASE PAYMENTS
12.	PREPAID LAND LEASE PAYMENTS

	As at December, 31
	2011	2012	2012
	RMB	RMB	US$

Prepaid land lease payments	28,423	92,814	14,896
Less: accumulated amortization	(1,053)	(2,690)	(430)

Net carrying value	27,370	90,124	14,466

The land leases were obtained through the acquisition of 52% equity interest in CCICC and 52% equity interest in CAH during 2010 and 2012, and are amortized under the straight-line method over the land use certification of 38 years and 36 years, respectively. Amortization expenses for the years ended December 31, 2010, 2011 and 2012 were RMB310, RMB743 and RMB1,637 (US$263), respectively.

	Amortization
	RMB	US$
2013	2,532	406
2014	2,532	406
2015	2,532	406
2016	2,532	406
2017	2,532	406

GOODWILL AND ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
GOODWILL AND ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
GOODWILL AND ACQUIRED INTANGIBLE ASSETS, NET
13.	GOODWILL AND INTANGIBLE ASSETS, NET

Goodwill is comprised of the following:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Balance at beginning of year	300,163	300,163	-	-
Acquisition of CAH	-	-	292,885	47,011
Less: impairment charge	-	(300,163)	-	-

Balance at end of year	300,163	-	292,885	47,011

For the year ended December 31, 2012, the Company recorded impairment on deposits for non-current assets and other current assets amounting to RMB3,360(US$539). For the year ended December 31, 2011, the Company recorded impairment on goodwill, property, plant, and equipment, deposits for non-current assets and other current assets amounting to RMB300,163, RMB3,179, RMB20,679 and RMB9,913 , respectively. The total amount of impairment charge of RMB3,360 (US$539) (2011: RMB333,934) is included in the caption of "Asset impairment" in the consolidated statements of comprehensive income.

Intangible assets consist of the following:

	Customer relationship intangibles	Operating lease intangibles	Medical insurance coverage	Radiotherapy permits	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB

Intangible assets, net:
At January 1, 2011	136,990	9,123	-	-	-	146,113
Acquisition of a cancer center l (note 4)	7,963	-	-	-	-	7,963
Disposal	-	-	-	-	-	-
Amortization expenses	(23,309)	(1,749)	-	-	-	(25,058)

Intangible assets, net:
At December 31, 2011 and January 1, 2012	121,644	7,374	-	-	-	129,018
Acquisition of an asset-JKSY	2,456	-	-	-	-	2,456
Contribution by the noncontrolling shareholder-JWYK		-	-	-	4,900	4,900
Acquisition of a business-CAH	-	-	30,000	10,000	-	40,000
Disposal	(1,204)	-	-	-	-	(1,204)
Amortization expenses	(24,117)	(1,837)	(1,500)	(714)	(490)	(28,658)

Intangible assets, net At December 31, 2012	98,779	5,537	28,500	9,286	4,410	146,512

Intangible assets, net At December 31, 2012, in US$	15,855	889	4,575	1,491	707	23,517

At December 31, 2012:
Intangible assets, cost	215,730	15,078	30,000	10,000	4,900	275,708
Less: accumulated amortization	(116,951)	(9,541)	(1,500)	(714)	(490)	(129,196)

	98,779	5,537	28,500	9,286	4,410	146,512

Amortization expenses for intangibles were RMB26,488, RMB25,058 and RMB28,658 (US$4,600) for the years ended December 31, 2010, 2011 and 2012, respectively. The estimated annual amortization expenses for the above intangible assets for each of the five succeeding years are as follows:

	Amortization
	RMB	US$
2013	28,158	4,520
2014	25,521	4,096
2015	23,825	3,824
2016	17,003	2,729
2017	15,346	2,463

DEPOSITS FOR NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
DEPOSITS FOR NON-CURRENT ASSETS [Abstract]
DEPOSITS FOR NON-CURRENT ASSETS
14.	DEPOSITS FOR NON-CURRENT ASSETS

Deposits for non-current assets consist of the following:

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Deposits for purchase of property, plant and equipment *	197,879	159,890	25,664
Others **	32,600	29,600	4,751

	230,479	189,490	30,415
Reserve for unrecoverable deposits	(23,192)	(26,552)	(4,262)

	207,287	162,938	26,153

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Movement in reserve for unrecoverable deposits:
Balance at beginning of the year	-	2,513	23,192	3,723
Provisions for the year	2,513	20,679	3,360	539

Balance at end of the year	2,513	23,192	26,552	4,262

*	Represents interest-free non-refundable partial payments to suppliers associated with contracts the Group enters into for the future scheduled delivery of medical equipment to customers. As at December 31, 2012 the remaining contractual obligations associated with these purchase contracts are approximately RMB69,081 (US$11,088) which is included in the amount disclosed as purchase commitments in note 28. The Group recorded a reserve of unrecoverable deposits for purchase of property, plant and equipment amounting to RMB3,360 (US$539) for the year ended December 31, 2012 based on its assessment of realizability and financial strength of the counterparties.
**	On December 18, 2007, the Group entered into a framework agreement to build a proton treatment center in Beijing, pursuant to which the Group paid deposits to a subsidiary of Chang'an Information Industry (Group) Co., Ltd., to be used towards the construction of the proton treatment center. Total deposits paid as of December 31, 2011 and 2012 pursuant to this arrangement amounted to RMB29,600 and RMB29,600 (US$4,751), respectively. The management expects to convert it into the equity investment of the proton treatment center in the future.

NET INVESTMENT IN DIRECT FINANCING LEASES	12 Months Ended
Dec. 31, 2012
NET INVESTMENT IN DIRECT FINANCING LEASES [Abstract]
NET INVESTMENT IN DIRECT FINANCING LEASES
15.	NET INVESTMENT IN DIRECT FINANCING LEASES

The Group operates as a lessor in direct financing lease agreements for medical equipment, with hospitals and other companies that engage in ongoing cooperation agreements with hospitals. These leases have remaining terms ranging generally from three to five years.Net investment in direct financing leases is comprised of the following:

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Total minimum lease payments to be received	179,122	321,614	51,623
Initial direct cost	1,758	3,963	636

	180,880	325,577	52,259

Unearned income	(33,797)	(64,581)	(10,366)

Net investment in direct finance leases	147,083	260,996	41,893

Current	49,821	89,451	14,358
Non-current	97,262	171,545	27,535

Total	147,083	260,996	41,893

The future minimum lease payments to be received from such non-cancelable direct financing leases are as follows:

	Future minimum lease payments
	RMB	US$

2013	94,528	15,173
2014	78,771	12,644
2015	72,294	11,604
2016	59,559	9,560
2017	20,425	3,278

EQUITY METHOD INVESTMENTS	12 Months Ended
Dec. 31, 2012
EQUITY METHOD INVESTMENTS [Abstract]
EQUITY METHOD INVESTMENTS
16.	EQUITY METHOD INVESTMENTS

As of December 31, 2011 and 2012, the Company had the following equity method investments:

			Equity interest owned by the Group As of December 31,
	Note		2011	2012
Xi'an Jiangyuan Andike Ltd	i	)	27%	33%
Beijing Proton Medical Center Co. Ltd	ii	)	-	25%
PTC - Houston Management, LP	iii	)	-	45%
Suzhou Chorus Medical Technologies Co., Ltd	iv	)	-	36%

i)	During 2011 and 2012, the Group respectively subscribed to 27% and 6% equity interest of Xi'an Jiangyuan Andike Ltd ("JYADK"), for a consideration of RMB540 and RMB120, respectively.
ii)	On October 19, 2012, the Group incorporated Beijing Proton Medical Center Co. Ltd ("BPC") with other investors. The Group holds 25% equity interest in BPC with the investment amounting to RMB25,000.
iii)	On December 28, 2012, the Group acquired 45% interest of PTC - Houston Management, LP ("PTC") with a consideration of RMB201,176 (US$32,291) in cash. After the transaction, the Group became a limited partner of PTC. PTC holds 44.4% effective interest of University of Texas MD Anderson Cancer Center Proton Therapy Center ("MDA Proton"), a proton treatment center in Texas, U.S.A.. The difference between the amount at which the interest of PTC is carried and the amount of underlying net assets of PTC, is mainly related to the underlying interest in MDA Proton.
iv)	On December 17, 2012, the Group acquired 36% of Suzhou Chorus Medical Technologies Co., Ltd , for a consideration of RMB2,400.

OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
17.	OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Deferred costs	3,750	2,363	379
Deposits- long-term*	71,660	70,574	11,328
Deposits for prepaid land lease payments	-	25,451	4,085
Others	11,321	16,370	2,628

	86,731	114,758	18,420

*	On February 26 and March 8, 2010, the Group made interest-free performance security deposits amounting to RMB40,000 to Weifang Hospital, for management services to be rendered to Weifang PET-CT center (RMB30,000) and LAC center (RMB10,000). The deposit for PET-CT center is refundable in seven annual installments, at RMB3,000 each, starting 2013, with the remaining RMB9,000 to be repaid at the end of contract term subject to fulfillment of a profit guarantee under which Weifang hospital is entitled to an annual profit of RMB3,000. The deposit for LAC center will be refundable at the termination of service contract.

On June 21, 2011, the Group made interest-free financing deposits amounting to RMB23,608 (US$3,789) to Changhai Hospital, for a CyberKnife robotic radiosurgery system. The deposit for the center is refundable in monthly installments for the following 15 years.

On September 1, 2011, the Group made interest-free performance security deposits amounting to RMB9,500 (US$1,525) to Hanzhong 3201 Hospital, for management services to be rendered. The deposit is refundable in monthly installments starting from September 1, 2011 till May 31, 2020. As at December 31, 2012, the outstanding balance was RMB6,967 (US$1,118).

BANK BORROWINGS	12 Months Ended
Dec. 31, 2012
BANK BORROWINGS [Abstract]
BANK BORROWINGS
18.	BANK BORROWINGS

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Total bank borrowings	201,179	875,457	140,521

Comprised of:
Short-term	15,000	383,083	61,489
Long-term, current portion	77,479	191,473	30,734

	92,479	574,556	92,223
Long-term, non-current portion	108,700	300,901	48,298

	201,179	875,457	140,521

All bank borrowings at December 31, 2011 and 2012 were obtained from financial institutions in both the PRC and overseas. One short term bank borrowing with balance of RMB100,000(US$16,051) as at December 31, 2012 is secured by the 48% equity interest in CAH held by New Chang'an. In turn, CAH granted a loan to New Chang'an which has the same key terms as the corresponding bank loan, including the loan amount, interest rate and terms of repayment (note 26). Other bank borrowings are secured by equipment with a net carrying value of RMB171,333 and RMB205,321 (US$32,956), accounts receivable with carrying value of RMB21,677 and RMB64,450 (US$10,505), net investment in financing leases with carrying value of nil and RMB215,910 (US$34,656) and total restricted cash with carrying value of RMB24,524 and RMB284,047 (US$45,593), as of December 31, 2011 and 2012, respectively.

As at December 31, 2011 and 2012, the short-term bank borrowing bore a weighted average interest of 6.10% and 4.72% per annum, and the long-term bank borrowings bore a weighted average interest of 6.45% and 6.07% per annum, respectively. As at December 31, 2012, bank borrowings amounting to RMB258,083 (US$41,415) (2011:nil) and RMB617,374 (US$99,095) (2011: RMB201,179) were denominated in US$ and RMB, respectively.

As of December 31, 2012, the maturity profile of these long-term bank borrowings was as follows:

	Repayment
	RMB	US$

Within one year	191,473	30,734
Between one and two years	186,064	29,865
Between two and three years	106,777	17,139
Between three and four years	4,480	719
Between four and five years	3,580	575

	492,374	79,032

As of December 31, 2012, the Company had unutilized short-term and long term bank credit lines totaling RMB142,201 (US$22,825) and RMB1,257,626 (US$201,863), respectively.

As of December 31, 2012, the Group was not in compliance with certain financial loan covenants and the respective cash loans would become callable on demand. However, the Group started negotiation in March 2013 with the respective banks on revising the loan covenants and issuing waiver for the default. In April 2013, the Company obtained the letter of waiver from the bank who granted one-off waivers on the non-compliance of the financial loan covenants, therefore related loan balances due after December 31, 2013 with a total amount of RMB14,583 (US$2,341) are still presented as noncurrent liability as at December 31, 2012.

As of December 31, 2012, CAH was not in compliance with certain terms of a bank loan. The outstanding loan balance amounting to RMB100,000 (US$16,051) was classified as current liability as at December 31, 2012.

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
19.	ACCRUED EXPENSES AND OTHER LIABILITIES

The components of accrued expenses and other liabilities are as follows:

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Accrued expenses	3,750	7,856	1,261
Salaries and welfare payable	3,189	29,889	4,798
Business and other taxes payable	17,527	8,804	1,413
Unrecognized tax positions (note 24)	28,929	31,591	5,071
Other accruals	5,702	13,900	2,230

	59,097	92,040	14,773

OTHER LONG-TERM LIABILIITES	12 Months Ended
Dec. 31, 2012
OTHER LONG-TERM LIABILITIES [Abstract]
OTHER LONG-TERM LIABILITIES
20.	OTHER LONG-TERM LIABILITIES

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Deferred revenue, non-current portion	6,839	3,047	489
Obligations under capital leases, non-current portion (note 21)	2,289	400	64
Lease deposit	2,000	2,000	321
Liability arising from an unfavorable contract*	-	29,199	4,687

Total	11,128	34,646	5,561

*	Pursuant to a contract entered into between CAH and New Chang'an in 2011, CAH agreed to sell a prepaid land lease to New Chang'an for a consideration of RMB7,527(US$1,208). This contract had not been executed upon acquisition of CAH by the Group. The excess of the fair value of the prepaid land lease over the consideration was accounted for as an unfavorable contract. As of December 31, 2012, the carrying value of related prepaid land lease was RMB36,622 (US$5,878). The Group did not expect the transaction to be completed in 2013.

OBLIGATIONS UNDER CAPITAL LEASES	12 Months Ended
Dec. 31, 2012
OBLIGATIONS UNDER CAPITAL LEASES [Abstract]
OBLIGATIONS UNDER CAPITAL LEASES
21.	OBLIGATIONS UNDER CAPITAL LEASES

The Company has one capital lease obligation with an independent financing company, collateralized by medical equipment with a net book value of approximately RMB13,699 and RMB12,356 (US$1,983) as at December 31, 2011 and 2012, respectively. The obligation has a stated interest rate of 9.96%, and is repayable in 20 monthly installments by August 2013.

Future minimum lease payments, together with the present value of the net minimum lease payments under capital leases, at December 31, 2012, are summarized as follows:

	Minimum lease payments
	RMB	US$

2013	2,611	419

Total capital lease payments	2,611	419
Less: imputed interest	(94)	(15)

	2,517	404
Less: current portion	(2,117)	(340)

Non-current portion (note 20)	400	64

As at December 31, 2011 and 2012, the Company held equipment under capital lease contracts with an original cost of RMB17,124 and RMB17,124 (US$2,749) and accumulated depreciation of RMB3,425 and RMB4,768 (US$765), respectively. The depreciation and amortization expenses of medical equipment under capital leases are included in cost of revenues in the network business.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
22.	SHAREHOLDERS' EQUITY

Share repurchase program

On June 30, 2010, the Company announced a share repurchase program authorized by the Board of Directors. Pursuant to the program, the Company repurchased 1,700,656 ADSs, representing 5,101,968 ordinary shares, with a total consideration of US$11,416 during 2010. The shares repurchased by the Company were all cancelled before December 31, 2010.

On September 30, 2011, the Company announced a share repurchase program authorized by the Board of Directors. Pursuant to the program, the Company repurchased 316,645 ADSs, representing 949,935 ordinary shares, with a total consideration of US$1,087 for the year ended December 31, 2011.

On October 9, 2012, the Company announced that its Board of Directors had approved the extension of its previously announced share repurchase program until the aggregate value of the shares repurchased reaches US$20,000. Pursuant to the program, the Company repurchased 1,972,063 ADSs, representing 5,916,189 ordinary shares, with a total consideration of US$6,950 for the year ended December 31, 2012.

Special dividend

On September 30, 2011, the board of directors paid a special dividend of US$0.06 per ordinary share to shareholders of record on August 31, 2011, amounting to US$8,541 in total. No dividend has been declared for the year ended December 31, 2012.

RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS [Abstract]
RESTRICTED NET ASSETS
23.	RESTRICTED NET ASSETS

The Company's ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Group's PRC subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. The results of operations reflected in the financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company's subsidiaries.

In accordance with the PRC Regulations on Enterprises with Foreign Investment and their articles of association, a foreign invested enterprise established in the PRC is required to provide certain statutory reserves, namely general reserve fund, the enterprise expansion fund and staff welfare and bonus fund which are appropriated from net profit as reported in the enterprise's PRC statutory accounts. A foreign invested enterprise is required to allocate at least 10% of its annual after-tax profit to the general reserve until such reserve has reached 50% of its respective registered capital based on the enterprise's PRC statutory accounts. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the board of directors for all foreign invested enterprises. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. MSC, CHM, AMT, Yundu, TKM, CCICC, GZ Proton, JKSY and CAH were established as a foreign invested enterprise and therefore are subject to the above mandated restrictions on distributable profits.

Additionally, in accordance with the company law of the PRC, a domestic enterprise is required to provide at least 10% of its annual after-tax profit to the statutory common reserve until such reserve has reached 50% of its respective registered capital based on the enterprise's PRC statutory accounts. A domestic enterprise is also required to provide discretionary surplus reserve, at the discretion of the board of directors, from the profits determined in accordance with the enterprise's PRC statutory accounts. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends. XLD and JWYK were established as a domestic invested enterprise and therefore are subject to the above mentioned restrictions on distributable profits.

As a result of these PRC laws and regulations that require annual appropriations of 10% of after-tax income to be set aside prior to payment of dividends as general reserve fund, the Company's PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company.

The amount of net assets restricted was RMB696,394 (US$111,779) as of December 31, 2012.

TAXATION	12 Months Ended
Dec. 31, 2012
TAXATION [Abstract]
TAXATION
24.	TAXATION

Enterprise income tax:

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, Ascendium, OMS and Proton BVI are not subject to tax on income or capital gains. In addition, upon payments of dividends by these companies to their shareholders, no British Virgin Islands withholding tax will be imposed.

United States

US Proton is incorporated in the State of Delaware, U.S.A. and does not conduct any substantive operations of its own.

Singapore

China Medstar is incorporated in Singapore and does not conduct any substantive operations of its own. No provision for Singapore profits tax has been made in the consolidated financial statements as the Company has no assessable profits for the year ended December 31, 2012. In addition, upon payments of dividends by China Medstar to its shareholder, no Singapore withholding tax will be imposed.

Hong Kong

CMS Holdings, Cyber and King Cheers are incorporated in Hong Kong and do not conduct any substantive operations of their own.

No provision for Hong Kong profits tax has been made in the consolidated financial statements as the Company has no assessable profits for the year ended December 31, 2012. In addition, upon payment of dividends by CMS Holdings and Cyber to their shareholders, no Hong Kong withholding tax will be imposed.

China

In March 2007, a new enterprise income tax law (the "New EIT Law") in the PRC was enacted which was effective on January 1, 2008. The New EIT Law applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises. The new law provides a five-year transition period from its effective date for those enterprises which were established before the promulgation date of the new tax law and which were entitled to a preferential tax treatment such as a reduced tax rate or a tax holiday. Based on the transitional rule, certain categories of enterprises, including the foreign invested enterprise located in Shenzhen Special Economic Zone and Pudong New District, which previously enjoyed a preferential tax rate of 15% are eligible for a five-year transition period during which the income tax rate will be gradually increased to the unified rate of 25%. Specifically, the applicable rates for AMT and MSC would be 22%, 24% and 25% for 2010, 2011, 2012 and thereafter, respectively.

AMS and MSC have accounted for their current and deferred income tax based on the five-year transitional tax rates, as applicable. On May 29, 2012, AMS was merged by AMT and AMT adopts an EIT rate of 25%.

Dividends paid by PRC subsidiaries of the Group out of the profits earned after December 31, 2007 to non-PRC tax resident investors would be subject to PRC withholding tax. The withholding tax would be 10%, unless a foreign investor's tax jurisdiction has a tax treaty with China that provides for a lower withholding tax rate.

In general, for circumstances not being tax evasion, the PRC tax authorities will conduct examinations of the PRC entities' tax filings of up to five years. Accordingly, the PRC entities' tax years from 2008 to 2012 remain subject to examination by the tax authorities.

Income before income taxes consists of:

	For the Year Ended December 31, 2012
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Non - PRC	(25,256)	(31,701)	(22,250)	(3,571)
PRC	200,047	(133,331)	218,916	35,139

	174,791	(165,032)	196,666	31,568

The current and deferred components of the income tax expense/(benefit) appearing in the consolidated statements of operations are as follows:

	For the Year Ended December 31, 2012
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Current tax expense	47,507	57,371	60,137	9,682
Deferred tax (benefit) expense	(3,634)	(11,051)	1,869	300

	43,873	46,320	62,186	9,982

A reconciliation of the differences between the statutory tax rate and the effective tax rate for EIT is as follows:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Income before income taxes	174,791	(165,032)	196,666	31,568

Income tax computed at the statutory tax rate of 25%)	43,698	(41,258)	49,167	7,892
Effect of different tax rates in different jurisdictions	6,298	7,809	5,506	884
Goodwill impairment	-	75,041	-	-
Non-deductible expenses	1,483	1,839	4,495	722
Effect of preferential tax rate	(5,695)	(1,699)	-	-
Effect of tax rate changes	141	(168)	-	-
Interests and penalties on unrecognized tax positions	(2,052)	4,756	7,515	1,206
Changes of valuation allowance	-	-	(4,497)	(722)

	43,873	46,320	62,186	9,982

The reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Balance at beginning of year	14,054	16,576	16,293	2,615
Additions based on tax positions related to the current year	2,613	10,638	8,483	1,362
Additions arising from business acquisitions	-	-	82,780	13,287
Decrease related to prior year tax position	(91)	(10,921)	(3,076)	(494)

Balance at end of year	16,576	16,293	104,480	16,770

At December 31, 2011 and 2012, there are RMB12,235 and RMB28,262 (US$4,536), of unrecognized tax benefits that if recognized would affect the annual effective tax rate. In addition, at December 31, 2011 and 2012, there are approximately RMB4,058 and RMB76,218 (US$12,234) of unrecognized tax benefits for which the ultimate recognition is relatively certain but there is uncertainty about the timing of the recognition. The amounts may affect the effective tax rate if recognized, in view of valuation allowance considerations.

It is possible that the amount of unrecognized tax positions will change in the next twelve months. However, an estimate of the range of the possible change cannot be made at this time.

The bases for interest and penalties are 0.05% per day and 50% respectively of the relevant income tax liabilities. The Company recognized a (decrease) increase amounting to RMB(1,960), RMB4,756, RMB30,922 (US$4,963) in interest and penalties during the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2011 and 2012, the Company recognized RMB12,636 and RMB43,557 (US$6,991), respectively of interest and penalties.

The aggregate amount and per share effect of the tax holidays are as follows:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

The aggregate amount	5,695	1,699	-	-

-Basic	0.04	0.01	-	-

-Diluted	0.04	0.01	-	-

The components of deferred taxes are as follows:

	As at December 31, 2012
	2011	2012	2012
	RMB	RMB	US$
Deferred tax assets, current portion
Accrued expenses	669	8,746	1,403
Accounts receivable	648	177	28
Allowance for doubtful accounts	4,064	46,565	7,474
Net of operating loss	-	2,846	457
Deferred revenue, current	1,824	2,673	429
Others	73	433	71

	7,278	61,440	9,862
Valuation allowance	-	(42,363)	(6,800)

Net deferred tax assets, current portion	7,278	19,077	3,062

Deferred tax liabilities, current portion
Deferred cost, current portion	(1,550)	(2,230)	(358)
Revenue generated from financing lease	(139)	(2,502)	(402)

Total deferred tax liabilities, current portion	(1,689)	(4,732)	(760)

Deferred tax assets, current portion, net*	5,589	16,593	2,663

Deferred tax liabilities, current portion, net*	-	(2,248)	(361)

Deferred tax assets, non-current portion
Depreciation and amortization	42,225	47,201	7,576
Deposit for non-current assets	5,548	5,548	891
Property plant and equipment impairment	795	795	128
Intangible assets	308	265	43
Deferred revenue, non-current portion	837	715	115
Long term receivables	432	432	69
Long term investment impairment	-	10,204	1,638
Others	1,658	3,874	621

	51,803	69,034	11,081

Valuation allowance	-	(20,575)	(3,303)
Net deferred tax assets, non-current portion	51,803	48,459	7,778

Deferred tax liabilities, non-current portion
Deferred costs	(4,636)	(3,991)	(641)
Intangible assets	(12,364)	(10,272)	(1,649)
Property, plant and equipment	(32,787)	(51,769)	(8,309)

Total deferred tax liabilities, non-current portion	(49,787)	(66,032)	(10,599)
Deferred tax assets, non-current portion, net **	20,866	18,110	2,907

Deferred tax liabilities, non-current portion, net **	(18,850)	(35,683)	(5,728)

*	As at December 31, 2011 and 2012, deferred tax assets, current portion of approximately RMB1,689 and RMB2,483 (US$399) have been offset against deferred tax liabilities, current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.
**	As at December 31, 2011 and 2012, deferred tax assets, non-current portion of approximately RMB30,937 and RMB30,349 (US$4,871) have been offset against deferred tax liabilities, non-current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.

The movement of valuation allowance is as follows:

	2012	2012
	RMB	US$

Balance at beginning of year	-	-
Acquisition of CAH	(67,435)	(10,825)
Change of valuation allowance in current year	4,497	722

Balance at end of year	(62,938)	(10,103)

Aggregate undistributed earnings of the Company's subsidiaries located in the PRC that are available for distribution at December 31, 2012 are considered to be indefinitely reinvested under ASC 740, Income Taxes, and accordingly, no provision has been made for taxes that would be payable upon the distribution of those amounts to any entity within the Group outside the PRC. The cumulative amount of such retained earnings are RMB465,450 and RMB617,980 (US$99,193) as at December 31, 2011 and 2012 respectively. The determination of the unrecognized deferred tax liability for temporary differences related to investments in foreign subsidiaries that are essentially permanent in duration is not practicable.

The Group does not have any present plan to pay any cash dividends from the PRC subsidiaries in the foreseeable future. It intends to retain most of its available funds and any future earnings on its PRC subsidiaries for use in the operation and expansion of its business. As of December 31, 2012, the PRC subsidiaries have not declared any dividends to its holding companies. Dividends paid to shareholders in 2012 were from funds held by the Group's offshore holding companies.

Business taxes

Generally revenue earned from the provision of leasing and management services is subject to 5% business tax regulations promulgated by the State Council of the PRC. According to Guoshuihan [1999] No. 3402 issued by State Administration of Tax (the "SAT"), the revenue generated from certain qualified profit sharing cooperation arrangements, which is treated as investment income under existing PRC tax regulation is not subject to business taxes. One of the Group's subsidiaries has not recorded any business taxes on certain of its leasing and management services on the basis that revenue generated from these profit sharing cooperation arrangements with hospitals are not subject to business taxes. Based on the above, management believes that it is not probable the SAT will challenge this subsidiary's position that it's not subject to business tax for those profit sharing cooperation arrangements.

EMPLOYEE SHARE OPTIONS	12 Months Ended
Dec. 31, 2012
EMPLOYEE SHARE OPTIONS [Abstract]
EMPLOYEE SHARE OPTIONS
25.	EMPLOYEE SHARE OPTIONS

On October 16, 2008, the Board of Directors adopted the 2008 Share Incentive Plan ("The 2008 Share Incentive Plan"). The 2008 Share Incentive Plan provides for the granting of options, share appreciation rights, or other share based awards to key employees, directors or consultants. The total number of the Company's ordinary shares that may be issued under the 2008 Share Incentive Plan is up to 13,218,000 ordinary shares.

On September 30, 2011, the Company granted options to purchase 4,765,800 ordinary shares to its employees at an exercise price $2.17 per share, a contractual life of eight years and vest equally on the first, second, third, and fourth anniversary of the grant date. The measurement date occurred when the exercise price was established, at which time the Company estimated the fair value of these share-based payment awards and recognize compensation cost over each employee's respective requisite service period which closely approximates the vesting period of the awards. The total compensation recognized in for the years ended December 31 2010, 2011 and 2012 was RMB9,571, RMB9,234 and RMB9,084 (US$1,458), respectively. The Company recognizes the compensation expense on a straight-line basis over the requisite service period for the entire award. However, the amount of compensation cost recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date.

The Company calculated the estimated grant date fair value of the share options granted on September 30, 2011, using a Black-Scholes Model based on the following weighted average assumptions:

September 30, 2011
2008 Share Incentive Plan
Risk-fee interest rate	0.96%
Dividend yield	-
Expected volatility range	43.98%
Expected term	5.25 years

The risk-free rate was based on the US Treasury bond yield curve in effect at the time of grant for periods corresponding with the expected term of the option. The dividend yield was assumed nil, although the Company paid a special dividend in 2011, the Company has not yet developed a long-term dividend policy and does not currently expect to pay dividends on its ordinary shares in the foreseeable future. The volatility assumption was estimated based on the price volatility of ordinary shares of comparable companies in the health care industry. The expected term of options granted in 2011 was calculated based upon the expected term of similar grants of comparable companies. Forfeiture rate is estimated based on the historical and future expectation of employee turnover rate and will be adjusted to reflect future change in circumstances and facts, if any.

The following table summarizes employee share-based awards activities for the year ended December 31, 2012:

Share Options Granted to Employees	Number of Shares	Weighted- Average Exercise Price		Weighted Average Grant-date Fair Value		Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2012	4,643,734	US$	3.55	US$	1.25	6.05
Forfeited	-		-		-
Granted	-		-		-

Outstanding, December 31, 2012	4,643,734	US$	3.55	US$	1.25	5.05	-

Vested and expected to vest at December 31, 2012	4,643,734	US$	3.67	US$	1.25	5.05	-

Exercisable at December 31, 2012	2,143,925	US$	3.67	US$	1.25	5.05	-

There were 2,499,809 and 1,338,876 nonvested share options as of January 1, 2012 and December 31, 2012, respectively. 1,160,934 share options vested during the year ended December 31, 2012. The weighted average grant date far value is US$1.18.

The weighted-average grant-date fair value of share options granted for the years ended December 31, 2010, 2011 and 2012 are Nil, US$0.29, and Nil respectively.

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the fair value of the Company's shares that would have been received by the option holders if all in-the-money options had been exercised on the issuance date.

There were no options exercised for the years ended December 31, 2010, 2011 and 2012. The total intrinsic value of the options granted and exercised for the years ended December 31, 2010, 2011 and 2012 was nil for each year.

As of December 31, 2012, there was RMB8,538 (US$1,371) unrecognized share-based compensation cost related to share options. That deferred cost is expected to be recognized over a weighted-average vesting period of 1.05 years. To the extent the actual forfeiture rate is different from original estimate, actual share-based compensation costs related to these awards may be different from the expectation.

The share-based compensation expense of the share-based awards granted to employees for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the Years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

General and administrative expenses	7,046	6,876	6,776	1,087
Selling expenses	2,525	2,358	2,308	371

	9,571	9,234	9,084	1,458

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
26.	RELATED PARTY TRANSACTIONS

a)	Related parties

Name of Related Parties	Relationship with the Group

Xi'an Jiangyuan Andike Positron Co., Ltd.	Equity investee of the Group
New Chang'an	Noncontrolling shareholder of CAH
Shaanxi Juntai Real Estate Co., Ltd	Entity indirectly controlled by New Chang'an

b)	The Group had the following related party transactions for the years ended December 31, 2010, 2011 and 2012:

			For the Years Ended December 31,
	Note		2010	2011	2012	2012
			RMB	RMB	RMB	US$
Provision of medical service:
Shaanxi Juntai Real Estate Co., Ltd			-	-	(637)	(102)

Loan to a interest of a subsidiary:
New Chang'an (note 3)			-	-	100,000	16,051

Purchase of medical supplies:
Xi'an Jiangyuan Andike Positron Co., Ltd.	i	)	-	-	5,249	843

c)	The balances between the Company and its related parties as of December 31, 2011 and 2012 are listed below:

		As of December 31,
	Note	2011	2012	2012
		RMB	RMB	US$
Due from related parties:
New Chang'an*		-	100,000	16,051
Shaanxi Juntai Real Estate Co., Ltd		-	1,200	193

		-	101,200	16,244

Due to related parties, current
Xi'an Jiangyuan Andike Positron Co., Ltd.		-	(4,410)	(708)
New Chang'an**		-	(1,500)	(241)

		-	(5,910)	(949)

Due to related parties, non-current
Shaanxi Juntai Real Estate Co., Ltd***		-	(19,301)	(3,098)
New Chang'an**		-	(7,527)	(1,208)

		-	(26,828)	(4,306)

*	The loan to New Chang'an carried an annual interest rate of 7.38% (note 18).
**	The current balance due to New Chang'an was related to building construction costs paid on behalf of CAH. The noncurrent balance represented an advance payment from New Chang'an for the acquisition of the prepaid land lease from CAH (note 20).
***	According to the agreement between CAH and Shaanxi Juntai, this balance is interest free and will be settled in 2014, pending the finalization of the outstanding balances among CAH, New Chang'an and Shaanxi Juntai (note 1).

EMPLOYEE DEFINED CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2012
EMPLOYEE DEFINED CONTRIBUTION PLAN [Abstract]
EMPLOYEE DEFINED CONTRIBUTION PLAN
27.	EMPLOYEE DEFINED CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government mandated defined contribution plan, pursuant to which certain pension benefits, medical care, employee housing fund and other welfare benefits are provided to employees. Chinese labor regulations require that the PRC subsidiaries of the Group make contributions to the government for these benefits based on certain percentages of the employees' salaries. The Group has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were RMB3,510 and RMB4,977 and RMB7,148 (US$1,147) for the years ended December 31, 2010, 2011 and 2012, respectively.

Obligations for contributions to defined contribution retirement plans for full-time employees in Singapore are recognized as expense in the statements of comprehensive income as incurred. The total amounts for such employee benefits were approximately RMB78, RMB97 and RMB108 (US$17) for the years ended December 31, 2010, 2011 and 2012, respectively.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
28.	COMMITMENTS AND CONTINGENCIES

Operating lease commitments

Future minimum payments under non-cancelable operating leases with initial terms in excess of one year consist of the following at December 31, 2012:

	RMB	US$

2013	9,685	1,555
2014	9,096	1,460
2015	5,473	879
2016 and thereafter	574	92

	24,828	3,986

Payments under operating leases are expensed on a straight-line basis over the periods of their respective leases. The terms of the leases do not contain material rent escalation clauses or contingent rents. For the years ended December 31, 2010, 2011 and 2012, total rental expenses for all operating leases amounted to approximately RMB5,630, RMB6,232 and RMB8,986 (US$1,442), respectively.

Purchase commitments

The Group has commitments to purchase certain medical equipment of RMB69,081 (US$11,088) at December 31, 2012, which are scheduled to be paid within one year.

Other commitments

The Group has commitments to acquire a land lease amounting to RMB25,708 (US$4,126), invest in Suzhou Chorus amounted to RMB1,920 (US$308) , which will be paid in full within the next two years.

Income taxes

As of December 31, 2012, the Group has recognized approximately RMB99,311 (US$15,957) as an accrual for unrecognized tax positions (note 24). The final outcome of the tax uncertainty is dependent upon various matters including tax examinations, interpretation of tax laws or expiration of status of limitation. However, due to the uncertainties associated with the status of examinations, including the protocols of finalizing audits by the relevant tax authorities, there is a high degree of uncertainty regarding the future cash outflows associated with these tax uncertainties. As December 31, 2012, the Group classified the unrecognized tax positions of RMB31,591 (US$5,071) as current liabilities and RMB67,719 (US$10,870) as non-current liabilities.

SEGMENT REPORTING	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
29.	SEGMENT REPORTING

In accordance with ASC 280, the Group's chief operating decision maker ("CODM") has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group's CODM evaluates segment performance based on revenues, cost of revenues and gross profit by segment. Prior to January 1, 2012, the Group consisted of only one segment relating to Network business which mainly comprises leasing of medical equipment. On June 21, 2012, the Hospital segment was added with the acquisition of the 52% equity interest in the CAH (note 4) which operates hospital medical diagnosis service. The accounting policies used in its segment reporting are the same as those used in the preparation of the Group's consolidated financial statements. As substantially all of the Group's long-lived assets and revenues are in and derived from the PRC, geographical segments are not presented. The Group's segment information as of and for the years ended December 31, 2010, 2011 and 2012 is as follows:

	For the Years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net revenues
Revenues from external customers:
Network	389,524	450,125	465,040	74,644
Hospital	-	-	197,309	31,670

Total revenues from external customers	389,524	450,125	662,349	106,314

Intersegment revenues:
Network	-	-	19,894	3,193
Hospital	-	-	-	-

Total intersegment revenues	-	-	19,894	3,193

Total segment revenues	389,524	450,125	682,243	109,507

Reconciling item
Elimination of intersegment revenues	-	-	(19,894)	(3,193)

Total revenues	389,524	450,125	662,349	106,314

Segment profit
Network	179,666	(161,306)	180,631	28,993
Hospital	-	-	25,922	4,162

Total segment profit	179,666	(161,306)	206,553	33,155

Foreign exchange losses, net	(5,436)	(10,975)	(101)	(16)
Interest income	7,865	13,357	5,895	946
Interest expense	(7,448)	(6,454)	(16,255)	(2,609)
Gain (loss) from disposal of property, plant and equipment	543	-	(1,072)	(172)
Share of net profit of equity investees	-	-	1,790	287
Other expense (income) , net	(399)	346	(144)	(23)

Income before taxes	174,791	(165,032)	196,666	31,568

	For the Years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Segment assets
Network	2,663,044	2,393,446	2,970,788	476,845
Hospital	-	-	750,020	120,387

Total segment assets	2,663,044	2,393,446	3,720,808	597,232

Reconciling item
Intersegment elimination	-	-	(55,588)	(8,922)

Total assets	2,663,044	2,393,446	3,665,220	588,310

Expenditures for additions to long-lived assets
Network	230,258	267,645	284,803	45,714
Hospital	-	-	112,825	18,110
Intersegment elimination	-	-	(57,140)	(9,172)

Total expenditure for additions to long-lived assets	230,258	267,645	340,488	54,652

Depreciation and amortization expenses
Network	109,377	119,895	133,996	21,508
Hospital	-	-	16,218	2,603

Total depreciation and amortization expenses	109,377	119,895	150,214	24,111

Impairment loss of long-lived assets and goodwill
Network	-	(333,934)	(3,360)	(539)
Hospital	-	-	-	-

Total impairment loss	-	(333,934)	(3,360)	(539)

INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
INCOME (LOSS) PER SHARE [Abstract]
INCOME (LOSS) PER SHARE
30.	INCOME (LOSS) PER SHARE

Basic and diluted income (loss) per share for each of the periods presented is calculated as follows:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Numerator:
Net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share - basic and diluted	129,400	(215,003)	130,831	21,000
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted income (loss) per share	146,040,594	142,251,454	138,211,177	138,211,177

Basic and diluted income (loss) per share	0.89	(1.51)	0.95	0.15

The share options were not included in the calculation of diluted income (loss) per share under the treasury stock method for the years ended December 31, 2010, 2011 and 2012, because their exercise prices were greater than the average fair value of the ordinary shares and, therefore, the effect would be anti-dilutive.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
31.	FAIR VALUE MEASUREMENTS

The Group applies ASC Topic 820, Fair Value Measurements and Disclosures ("ASC 820"), which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

In accordance with ASC 805, the Group remeasures a contingent business acquisition consideration at fair value as at December 31, 2011, on recurring basis using significant unobservable inputs (level 3) which was valued using the income approach based on benchmarking lending interest rate at 6.66%. The contingent business acquisition consideration was settled against with the account receivable of RMB10,566 during the year in connection with a netting agreement entered into with the previous shareholder of a wholly owned subsidiary. The gain from the netting arrangement of RMB1,433 is recorded as "Other operating income" in the statement of comprehensive income.

The following table presents a reconciliation of the contingent business acquisition consideration measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2011 and 2012:

	For the Years Ended December 31,
	2011	2012	2012
	RMB	RMB	US$

Balance as of January 1,	14,072	11,999	1,926

Payment by cash during the year	(2,305)	-	-
Unrealized loss	232		-
Settlement through netting with receivables	-	(11,999)	(1,926)

Balance as of December 31,	11,999	-	-

The amount of total loss for the year is included in "other expenses"	232	-	-

As of December 31, 2012, there was no disclosure related to fair value measurement required under ASC 820-10-50. The following table summarizes the recurring and nonrecurring fair value measurements for each class of assets as of December 31, 2011.

	Fair Value Measurement at December 31, 2011 Using
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significance Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
Fair value measurement
Recurring
Contingent business acquisition consideration	11,999	-	-	11,999	(232)

Nonrecurring
Long-lived assets held and used*	8,735	-	-	8,735	(3,179)
Goodwill**	-	-	-	-	(300,163)

*	In accordance with ASC 360, long-lived assets held and used with a carrying amount of RMB11,914 were written down to their fair value of RMB8,735, resulting in an impairment charge of RMB3,179, which was included in the caption of "Asset impairment" in the consolidated statements of comprehensive income. The Group utilized cost method under which 38% to 48% discounts were applied to quoted market prices, depending on the expected remaining useful lives of such assets.

In accordance with ASC 350, goodwill with a carrying amount of RMB300,163 was written down to its implied fair value of RMB nil, resulting in an impairment charge of RMB300,163, which was included in the caption of "Asset impairment" in the consolidated statements of comprehensive income . The Group used market price of the Company's ADS, adjusted for an assumed control premium, in determining the fair value of the reporting unit.

PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
32.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	As at December 31
	2011	2012	2012
	RMB	RMB	US$

ASSETS
Current assets:
Cash	8,869	7,301	1,172
Time deposits with original maturities exceeding three months	31,470	-	-
Amounts due from subsidiaries	227,211	411,919	66,118

Total current assets	267,550	419,220	67,290

Non-current assets:
Investment in subsidiaries	1,790,931	1,945,280	312,238

Total assets	2,058,481	2,364,500	379,528

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Short-term bank borrowings	-	205,593	33,000
Accrued expenses and other liabilities	3,321	4,453	715
Amounts due to subsidiaries	120,660	122,868	19,722

Total current liabilities	123,981	332,914	53,437

Total liabilities	123,981	332,914	53,437

Shareholders' equity:
Ordinary shares (par value of US$0.0001 per share; authorized shares-500,000,000; issued shares-142,353,532 as of December 31, 2011 and 2012; outstanding shares-141,403,597 and 135,487,408 as of December 31, 2011 and 2012, respectively)	105	105	17
Treasury stock (949,935 and 6,866,124 as of December 31, 2011 and 2012, respectively)	(1)	(5)	(1)
Additional paid-in capital	2,551,877	2,517,496	404,086
Accumulated other comprehensive loss	(17,595)	(16,955)	(2,722)
Accumulated deficit	(599,886)	(469,055)	(75,289)

Total shareholders' equity	1,934,500	2,031,586	326,091

Total liabilities and shareholders' equity	2,058,481	2,364,500	379,528

Condensed statements of comprehensive income

	For the Years Ended December 31
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Revenues	-	-	-	-
Cost of revenues	-	-	-	-
General and administrative expenses	(27,626)	(30,561)	(19,879)	(3,191)
Selling expenses	(2,524)	(2,298)	(2,296)	(369)

Operating loss	(30,150)	(32,859)	(22,175)	(3,560)
Equity in profit of subsidiaries	155,397	(184,276)	152,691	24,509
Interest income	742	2,132	307	50
Exchange gain	3,411	-	8	1

Net income (loss)	129,400	(215,003)	130,831	21,000

Net income (loss) attributable to ordinary shareholders	129,400	(215,003)	130,831	21,000

Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	(10,848)	(2,760)	640	102

Total other comprehensive (loss) income	(10,848)	(2,760)	640	102

Comprehensive income (loss)	118,552	(217,763)	131,471	21,102

Condensed statements of cash flows

	For the Years Ended December 31
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Net cash used in operating activities	(16,765)	(8,418)	(11,493)	(1,845)
Net cash (used in) provided by investing activities	(423,931)	8,108	(153,651)	(24,663)
Net cash (used in) provided by financing activities	(145,574)	879	163,177	26,192
Exchange rate effect on cash	(6,736)	266	399	64

Net (decrease) increase in cash	(593,006)	835	(1,568)	(252)
Cash at beginning of the year	601,040	8,034	8,869	1,424

Cash at end of the year	8,034	8,869	7,301	1,172

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investment is presented on the balance sheet as "Investment in subsidiaries" and the subsidiaries profit or loss as "Equity in profit or loss of subsidiaries" on the statement of comprehensive income. The parent company only financial statements should be read in conjunction with the Company's consolidated financial statements.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles ("U.S. GAAP").

As of December 31, 2012, the Company had a net current liability amounting to RMB6,400 (US$ 1,027). This net current liability was mainly caused by the acquisition of CAH, investment in an equity investee and acquisition of property, plant and equipment. When preparing the consolidated financial statements as of December 31, 2012 and for the year then ended, the Company's management concluded that a going concern basis of preparation was appropriate after analyzing the forecasted cash flows for the twelve months from December 31, 2012 which indicates that the Company will have sufficient liquidity during the next twelve months from cash flows generated by operations. The analysis indicates that the Company will have the financial resources to settle borrowings and payables that will be due in the next twelve months.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Company's financial statements include, but are not limited to, purchase price allocation, contingent business acquisition consideration, revenue recognition, allowance for doubtful accounts, asset impairment, useful lives of property, plant and equipment and intangible assets, realization of deferred tax assets, share-based compensation expense, unrecognized tax benefits, accrued liabilities, recoverability of indemnification asset and the valuation of the Company's acquired tangible and intangible assets and liabilities. Actual results could materially differ from those estimates.

Principles of consolidation

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company and its subsidiaries. All transactions and balances between the Company and its subsidiaries have been eliminated upon consolidation.

Foreign currency translation and transactions

Foreign currency translation and transactions

The Company's PRC subsidiaries determine their functional currencies to be the Chinese Renminbi ("RMB") based on the criteria of ASC 830, Foreign Currency Matters. The Company uses the RMB as its reporting currency. The Company uses the monthly average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders' equity. The functional currency of the Company and its subsidiaries, Ascendium, CMS Holdings, OMS, Cyber, China Medstar, King Cheers, Medstar Overseas, Proton BVI and US Proton is the United States dollar ("US$").

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of operations.

Accumulated other comprehensive loss represents the cumulative foreign currency translation adjustments at each balance sheet date.

Convenience translation

Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of RMB6.2301 to US$1.00 on December 31, 2012 as published on the website of the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Business combination

Business combination

The Company accounts for business combinations using the purchase method of accounting in accordance with ASC 805. ASC 805 requires the Company to recognize separately from goodwill the assets acquired, the liabilities assumed and the noncontrolling interest at their acquisition date fair values. Goodwill as of the acquisition date is measured as the excess of consideration transferred and the net of the acquisition date fair values of the assets acquired and the liabilities assumed. In cases where the Company acquires less than 100% ownership interest, the Company will derive the fair value of the acquired business as a whole, which will typically include a control premium and subtract the consideration transferred by the Company for the controlling interest to identify the fair value of the noncontrolling interest. In addition, the share purchase agreements entered into may contain contingent consideration provisions obligating the Group to pay additional purchase consideration, upon the acquired business's achievement of certain agreed upon operating performance based milestones. Under ASC 805, these contingent consideration arrangements are required to be recognized and measured at fair value at the acquisition date as either a liability or as an equity instrument, with liability instruments being required to be remeasured at each reporting period through the results of the Company's comprehensive income until such time as to when the contingency is resolved.

The Company derives estimates of the fair value of assets acquired and liabilities assumed using reasonable assumptions based on historical experiences and on the information obtained from management of the acquired companies. Critical estimates in valuing certain of the intangible assets and pre-existing agreements included but were not limited to the following: deriving estimates of future expected cash flows from the acquired business, the determination of an appropriate discount rate deriving assumptions regarding the period of time that the related benefits would continue and the initial measurement and recognition of any contingent consideration arrangements and the evaluation of whether contingent consideration arrangement is in substance compensation for future services. Unanticipated events may occur which may affect the accuracy or validity of such assumptions or estimates.

Cash	Cash Cash includes cash deposits with original maturities of less than three months, which are unrestricted as to withdrawal and use.
Restricted cash

Restricted cash

Short-term and long-term restricted cash represents collateral required to be maintained pursuant to contractual financing arrangements the Group has entered into with certain financial institutions (note 5).

Equity method investments

Equity method investments

Investments in less-than-majority-owned investees over which the Group has significant influence are accounted for under the equity method of accounting in accordance with ASC 323, Investments-Equity Method and Joint Venture ("ASC 323"), which requires equity investments be carried at original cost adjusted for the proportionate share of the investees' income, losses and distributions. A limited partnership interest in a limited partnership is also accounted for using the equity method of accounting as described in ASC 323, unless the limited partner's interest is so minor that the Company may have virtually no influence over partnership operating and financial policies. The Group assesses the carrying value of equity investments when an indicator of a loss in value is present and records a loss in value of the investment when the assessment indicates that another-than-temporary decline in the investment exists.

Held-to-maturity securities

Held-to-maturity securities

The Group accounts for its investments in accordance with ASC 320, Investments-Debt and Equity Securities ("ASC 320"). According to ASC 320, the investments in debt securities are accounted for as either "held-to-maturity", "trading" or "available-for-sale".

Debt securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and are stated at amortized cost. For individual securities classified as held-to-maturity securities, the Group evaluates whether a decline in fair value below the amortized cost basis is other than temporary in accordance to ASC 320. If the decline in fair value is judged to be other than temporary, the cost basis of the individual security would be written down to its fair value as a charge to the consolidated statements of operations. No impairment loss was recognized on the held-to-maturity securities for any of years presented.

Time deposits with original maturities exceeding three months

Time deposits with original maturities exceeding three months

Time deposits consist of deposits placed with financial institutions with original maturity terms of greater than three months, but less than one year.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

The Group considers many factors in assessing the collectability of its receivables due from its customers, such as, the age of the amounts due, the customer's payment history and credit-worthiness. An allowance for doubtful accounts is recorded in the period in which uncollectability is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Inventories	Inventories Inventories, consisting of medicine, medical supplies and low-value consumables, are accounted for using the first-in first-out method, and are valued at the lower of cost or market.
Lease obligations

Lease obligations

In accordance with ASC 840, Leases ("ASC 840"), leases for a lessee are classified at the inception date as either a capital lease or an operating lease. The Company assesses a lease to be a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The capital lease obligation reflects the present value of future rental payments, discounted at the appropriate interest rates. The cost of the asset is amortized over the lease term. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized as set out under the property, plant and equipment, net section of this note.

Operating lease expenses are recognized on a straight-line basis over the applicable lease term.

Net investment in direct financing leases

Net investment in direct financing leases

Net investment in direct financing leases represents leases of medical equipment arising from sale and leaseback transactions. For leases where the Group is the lessor, a transaction is accounted for as a direct financing lease if the transaction satisfies one of the four capital lease conditions as discussed under the leases obligations section of this note, the collectability of the minimum lease payments is reasonably predictable, and there are no important uncertainties surrounding the amount of unreimbursable costs yet to be incurred by the Group under the lease.

The net investment in the direct financing leases consists of the minimum lease payments, net of executory costs and profits thereon, unguaranteed residual value, accruing to the benefit of the Group and initial direct costs less unearned income. Over the period of a lease, each lease payment received is allocated between the repayment of the net investment in the lease and financing lease income based on the effective interest method so as to produce a constant rate of return on the balance of the net investment in the lease. The leased property is collateralized against the lease payments and is transferred to the lessee upon the maturity of the lease. There are no executory costs and profits thereon and unguaranteed residual value with respect to such leased equipment for the periods presented.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life	Estimated residual value
Buildings	38 years	-
Medical equipment*	6-20 years	-
Electronic and office equipment	5 years	5-10%
Motor vehicles	5 years	5-10%
Leasehold improvement and building improvement	shorter of lease term or 5 years	-

*	The cost of the asset is amortized over the useful life. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized over the shorter of customer contract or the useful life of the asset which ranges from 6-20 years.

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterments that extends the useful lives of property, plant and equipment is capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

Costs incurred in constructing new facilities, including progress payment, interest and other costs relating to the construction are capitalized and transferred to fixed assets upon completion. Total interest costs incurred and capitalized during the years ended December 31, 2010, 2011 and 2012 amounted to RMB2,517, RMB724 and RMB5,599 (US$899), respectively.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable intangible assets acquired. The Company's goodwill and acquisition related intangible assets outstanding at December 31, 2011 and 2012 were related to the Company's acquisition of China Medstar, Yundu, CAH and other businesses (see notes 1 and 4). In accordance with ASC 350, Intangibles, Goodwill ("ASC 350"), goodwill amounts are not amortized, but rather are tested for impairment at least annually or more frequently if there are indicators of impairment present.

The goodwill testing utilizes a two-step impairment analysis, whereby the Group compares the carrying value of each identified reporting unit to its fair value. If the carrying value of the reporting unit is greater than its fair value, the second step is performed, where the implied fair value of goodwill is compared to its carrying value. The Group recognizes an impairment charge for the amount by which the carrying amount of goodwill exceeds its implied fair value. The Company adopted ASU No. 2011-08, Intangibles-Goodwill and Other ("ASU No. 2011-08"), in 2012, pursuant to which the Company can elect to perform a qualitative assessment to determine whether the two-step impairment testing on goodwill is necessary.

The Company performed a qualitative assessment for the hospital reporting unit as of December 31, 2012. Based on the requirements of ASU No. 2011-08, the Company evaluated, among others, the performance of CAH since acquisition in June 2012, which was in line with management's expectations. Hence the Company concluded that it was not more-likely-than-not the fair value was less than the carrying amount of the reporting unit, and further impairment testing on goodwill was unnecessary.

Intangible assets, net

Intangible assets, net

Intangible assets relate to customer relationships, operating leases, medical insurance coverage and radiotherapy permits that are not considered to have an indefinite useful life. These intangible assets are amortized on a straight line basis over the economic life. The customer relationship assets relate to the ability to sell existing and future services to existing customers and have been estimated using the income method. Operating leases relate to favorable operating lease terms based on market conditions that existed on the date of acquisition and are amortized over the term of the leases. The medical insurance coverage as an approved healthcare provider is issued by the medical insurance authority, based on which the hospital can join in the medical insurance network and can be reimbursed by the medical insurance authority for medical services provided to the patients who have been covered by medical insurance included in social insurance or other contribution, which is amortized over the remaining business license period. Radiotherapy permits is a legal license issued by government for deploying and operating radiotherapy equipment in a hospital, the economic live of this license is assessed to be the estimated remaining useful lives of the radiotherapy equipment.

Prepaid land lease payments

Prepaid land lease payments

Prepaid land lease payments represent amounts paid for the right to use land in the PRC and are recorded at purchase cost less accumulated amortization. Amortization is provided on a straight line basis over the terms of the land use rights agreement, which is 36-38 years.

Impairment of long-lived assets and acquired intangibles

Impairment of long-lived assets and acquired intangibles

The Group evaluates its long-lived assets or asset group including acquired intangibles with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value, generally based upon discounted cash flows or quoted market prices.

Treasury stock

Treasury stock

The Company has share repurchase programs where the shares are acquired and subsequently cancelled. Cost of the Company's shares acquired is treated as a deduction from shareholders' equity. Upon cancellation, any excess purchase price over par value is charged directly to additional paid-in capital.

Fair value of financial instruments

Fair value of financial instruments

The carrying amounts of the Group's financial instruments, including cash, time deposits with original maturities exceeding three months, held-to-maturity securities, restricted cash, accounts receivable, loan to the noncontrolling shareholder of a subsidiary, balances with related parties, accounts payable, and other liabilities approximate fair value because of their short maturities. The carrying amounts of the Group's short-term and long-term bank borrowings bear interest at floating rates and therefore approximate the fair value of these obligations as at December 31, 2011 and 2012.

Deferred revenue	Deferred revenue Deferred revenue arises from upfront cash payment where the related services have not been rendered and the revenue recognition criteria have yet been fulfilled.
Revenue recognition

Revenue recognition

Revenue mainly consists of network and hospital revenue. The majority of the Group's network revenues are derived directly from hospitals that enter into medical equipment lease and management service arrangements with the Group. A lease and management service arrangement will typically include the purchase and installation of diagnostic imaging and/or radiation oncology system ("medical equipment") at the hospital, and the full-time deployment of a qualified system technician who is responsible for certain management services related to the radiotherapy or diagnostic services being performed by the hospital centers' doctors to their patients. To a lesser extent, revenues are generated from stand-alone management service arrangements where a hospital has previously acquired the equipment from the Company or through another vendor or sale of medical equipment.

Revenues arising from sales of medical equipment and render of services are recognized when there is persuasive evidence of an arrangement, the fee is fixed or determinable, collectability is reasonably assured and the delivery of the medical equipment or services has occurred. When the fees associated with an arrangement containing extended payment terms are not considered to be fixed or determinable at the outset of arrangement, revenue is recognized as payments become due, and all of the other criteria above have been met.

The Group is subject to approximately 5% business tax and related surcharges on the revenue earned from provision of leasing and management services except for that disclosed in note 24. The Group has recognized revenues net of these business taxes and other surcharges. Such business tax and related surcharges for the years ended December 31, 2010, 2011 and 2012 are approximately RMB17,511, RMB23,196 and RMB22,455 (US$3,604), respectively. In the event that revenue recognition is deferred to a later period, the related business tax and other surcharges and fees are also deferred and will be recognized only upon recognition of the deferred revenue.

(1) Lease and management services

The Group enters into both leases and management service arrangements with independent hospitals consisting of terms that range from 6 to 20 years. Pursuant to these arrangements, the Group receives a percentage of the net profit ("profit share" as defined in the arrangement) of the hospital unit that delivers the diagnostic imaging and/or radiation oncology services determined in accordance with the terms of the arrangement.

Pursuant to ASC 840, the Group determined that the lease and management service arrangements contain a lease of medical equipment. The hospital has the ability and right to operate the medical equipment while obtaining more than a minor amount of the output. The arrangement also contains a non-lease deliverable being the management service element. The arrangement consideration should be allocated between the lease element and the non-lease deliverables on a relative fair value basis, however because all of the consideration is earned through the contingent rent feature discussed below, there is no impact of such allocation.

ASC 840 is applied to the lease elements of the arrangement and U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin No. 104 (the "SAB 104") is applied to other elements of the arrangement not within the scope of ASC 840.

The lease rentals and management service receivable under the lease arrangement are based entirely on a profit sharing formula ("contingent rent feature"). The profitability of the business unit is not only dependent on the medical equipment placed at the hospital, but also the hospital's ability to manage the costs and appoint doctors and clinical staff to operate the equipment. Certain of the lease and management service arrangements may include a transfer of ownership or bargain purchase option at the end of the lease term. Due to the length of the lease term, the collectability of these minimum lease payments are not considered reasonably predictable and there are also inherent uncertainties regarding the future costs to be incurred by the Group relating to the arrangement. Given these uncertainties, the Group accounts for all of these lease arrangements as operating leases.

As the collectability of the minimum lease rental is not considered predictable, and the remaining rental is considered contingent, the Group recognizes revenue when a lease payment under the arrangement become fixed, i.e. when the profit share under the arrangement is determined and agreed upon by both parties to the agreement. Similarly, for the service element of the arrangement, revenue is only considered determinable at the time a payment under the arrangement becomes fixed, i.e. when the profit share under the arrangement is determined and agreed upon by both parties. Revenue is recognized when it is determined that the basic criteria, referred to above, have also been met. During the years ended December 31, 2010 2011 and 2012, the revenue from lease and management services amounted to RMB349,248, RMB380,457 and RMB412,330(US$66,184), respectively. Revenue derived from lease and management services is recorded as network revenue in the consolidated statements of comprehensive income.

(2) Management services

The Group provides stand-alone management services to certain hospitals which are already in possession of radiotherapy and diagnostic equipment. The fee for the management service arrangement is either based on a contracted percentage of monthly revenue generated by the specified hospital unit ("revenue share") or in limited instances on a fixed monthly fee. The consideration that is based on a contracted percentage of revenue is recognized when the monthly fees under the arrangement become due, i.e. when the revenue share under the arrangement is determined and agreed upon by both parties to the agreement. Fixed monthly fees are recognized ratably over the service term. During the years ended December 31, 2010 2011 and 2012, the revenue from management services amounted to RMB22,805, RMB33,584 and RMB11,874(US$1,906), respectively. Revenue derived from management services is recorded as network revenue in the consolidated statements of comprehensive income.

(3) Medical equipment sales

Pursuant to the application of ASC 605, Revenue Recognition, the Group records revenue related to medical equipment sales on a net basis when the equipment is delivered to the customer and the sales price is determinable. During the years ended December 31, 2010 2011 and 2012, the Company had medical equipment sales, of RMB3,475, RMB1,635 and RMB1,540 (US$247), net of 17% value-added tax of approximately RMB1,244, RMB647 and RMB262 (US$42), respectively. Revenue derived from medical equipment sales is recorded as network revenue in the consolidated statements of comprehensive income.

(4) Trial operations of CCICC

Pursuant to the supplemental agreement entered into between the Group and CAH, CCICC recognized other revenue amounting to RMB8,254, RMB23,742 and RMB9,935 (US$1,595), respectively, for the years ended December 31, 2010, 2011 and 2012 in relation to the operations of the oncology center of CAH during the trial period from July 1, 2010 to the acquisition date of CAH, respectively. Following the acquisition of CAH, the results of CAH have been subject to consolidation by the Group.

(5) Direct financing lease income

Pursuant to ASC 840, the Group records revenue attributable to direct financing leases so as to produce a constant rate of return on the balance of the net investment in the lease. During the years ended December 31, 2010, 2011 and 2012, the Company had financing lease income of RMB5,147, RMB9,224 and RMB20,434 (US$3,280), net of taxes, respectively. Income derived from direct financing leases is recorded as network revenue in the consolidated statements of comprehensive income.

(6) Hospital revenue

Hospital revenue is classified into medicine income and clinical services. Medicine income includes medicine prescribed to patients during or after treatment by the doctors. Clinical services include revenue generated from outpatients, which mainly consist of activities for physical examination, treatment, surgeries and tests, as well as that generated from inpatients, which mainly consist of activities for clinical examination and treatment, surgeries, and other fees such as room charges and nursing care. Revenue is recognized, in accordance with SAB 104, when the medicine or clinical services are delivered.

Cost of revenue

Cost of revenue

Cost of revenues primarily consists of the network and hospital costs.

The network costs mainly consist of the amortization of acquired intangibles, the depreciation of medical equipment purchased, installed and operated in the network of centers and other costs, including salary cost and material cost of disposal medical supplies.

(1) Cost relating to lease and management service arrangement

Cost of medical equipment that is leased under an operating lease is included in property, plant and equipment in the balance sheet. The medical equipment is depreciated using the Group's depreciation policy. The cost of the management service component is recognized as an expense as incurred.

(2) Cost of management services

Cost of management services mainly includes the labor costs of technicians and management staff as well as related medical consumables.

(3) Cost of equipment sales

Cost of equipment sales, recorded net against the related revenue, includes the cost of the equipment purchased and other direct costs involved in the equipment sales.

Hospital cost mainly includes medicine costs, medical consumables, labor costs of doctors, nurses and other staff involved in the care or treatment of patients, depreciation, utilities as well as other related costs incurred in the normal business of hospital.

Advertising expenditure

Advertising expenditure

Advertising costs are expensed when incurred and are included in selling expenses in the consolidated statements of comprehensive income. For the years ended December 31, 2010, 2011 and 2012, the advertising expenses were approximately RMB377, RMB6,917, and RMB5,790 (US$929), respectively.

Income taxes

Income taxes

The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Group adopted ASC 740, Income Taxes, which clarifies the accounting and disclosure for uncertainty in income taxes. Interests and penalties arising from underpayment of income taxes shall be computed in accordance with the related PRC tax laws. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return. Interests and penalties recognized in accordance with ASC 740 is classified in the financial statements as a component of income tax expense. In accordance with the provisions of ASC 740, the Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is "more likely than not" to prevail based on the facts and technical merits of the position. Tax positions that meet the "more likely than not" recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Group's estimated liability for unrecognized tax positions which is included in the "accrued expenses and other liabilities" account and "accrued unrecognized tax benefits and surcharges, non-current portion" account is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Group's estimates. As each audit is concluded, adjustments, if any, are recorded in the Group's financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

Share-based compensation

Share-based compensation

The Group's employees participate in the Company's share-based scheme which is discussed in more details under note 25. Share-based awards granted to employees are accounted for under ASC718, Compensation-Stock Compensation ("ASC 718").

In accordance with ASC 718, the Company determines whether a share option should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values which are calculated using an option pricing model. The Group has elected to recognize compensation expense using the straight-line method for all share options granted with graded vesting based on service conditions. To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent period if actual forfeitures differ from initial estimates. Share-based compensation expense was recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest.

Income (loss) per share

Income (loss) per share

Income (loss) per share is computed in accordance with ASC 260, Earnings Per Share. Basic income (loss) per ordinary share is computed by dividing income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary shares issuable upon the conversion of the contingently redeemable convertible preferred shares are included in the computation of diluted income (loss) per ordinary share on an "if-converted" basis when the impact is dilutive. The dilutive effect of outstanding share-based awards is reflected in the diluted income (loss) per share by application of the treasury stock method.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. During the periods presented, the Group's comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments and is presented in the consolidated statement of comprehensive income. The Company adopted Accounting Standards Update ("ASU") No. 2011-05 ("ASU 2011-05"), Comprehensive Income (Topic 220), Presentation of Comprehensive Income, in the year ended December 31, 2012 by presenting items of net income (loss) and other comprehensive income (loss) in one single continuous statement. Prior years' comparative information has been rearranged to conform to the presentation in accordance with ASU 2011-05.

Comparative Information	Comparative Information Certain items in the consolidated financial statements have been reclassified to conform to the current year's presentation to facilitate comparison.
Segment reporting

Segment reporting

In accordance with ASC 280, Segment Reporting, the Group's chief operating decision maker ("CODM") has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Previously, the Group consisted of only one segment relating to network business. Following the acquisition of CAH, the CODM reviews the results of the network and hospital businesses when making decisions about allocating resources and assessing performance of the Group. Therefore, the Group's CODM evaluates segment performance based on revenues and profit by the network and hospital segments. The accounting policies used in its segment reporting are the same as those used in the preparation of the Group's consolidated financial statements. As substantially all of the Group's long-lived assets and revenues are in and derived from the PRC, geographical segments are not presented.

Recent accounting pronouncement

Recent accounting pronouncement

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which is intended to improve the reporting of reclassifications out of accumulated other comprehensive income. It does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the standard requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. For public entities, the amendments are effective prospectively for reporting periods beginning after December 15, 2012, with early adoption permitted. The Group will adopt ASU 2013-02 in periods beginning January 1, 2013 and do not expect the adoption to have a material impact on our consolidated financial statements.

In March 2013, the FASB issued ASU No. 2013-05 ("ASU 2013-05"), Foreign Currency Matters ("Topic 830"), which is intended to resolve the diversity in practice about whether ASC 810-10 or ASC 830-30 applies to the release of the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity by requiring a parent deconsolidate a subsidiary or derecognize a group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) if the parent ceases to have a controlling financial interest in that group of assets. This standard is effective for the first interim or annual period beginning after December 15, 2014, with early adoption permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
Schedule of Subsidiaries

Company	Date of establishment	Place of establishment	Percentage of ownership by the Company	Principal activities

Ascendium	September 10, 2007	British Virgin Islands ("BVI")	100%	Investment holding
OMS	August 22, 1996	BVI	100%	Investment holding
Medstar Overseas Limited	September 22, 2011	BVI	100%	Investment holding
Proton BVI	May 16, 2011	BVI	100%	Investment holding
US Proton	June 29, 2011	U.S.A	100%	Investment holding
China Medstar	August 8, 2003	Singapore	100%	Investment holding
Cyber	May 26, 2006	Hong Kong	100%	Investment holding
CMS Holdings	July 18, 2008	Hong Kong	100%	Investment holding
King Cheers	May 18, 2001	Hong Kong	100%	Investment holding
AMT	February 21, 2008	PRC	100%	Leasing of medical equipment and provision of management services
MSC	March 21, 2003	PRC	100%	Leasing of medical equipment and provision of management services
CHM	July 23, 2008	PRC	100%	Provision of management services
Yundu	July 26, 2007	PRC	100%	Provision of management services
TKM	April 22, 2010	PRC	100%	Leasing of medical equipment and provision of management services
CCICC	July 06, 2010	PRC	52%	Medical care co-operation with hospital
XLD	August 25, 2010	PRC	100%	Leasing of medical equipment
GZ Proton	June 29, 2011	PRC	90%	Medical technology research and development, and provision of management and consultant services.
JKSY	August 12, 2010	PRC	100%	Leasing of medical equipment
JWYK	April 26, 2012	PRC	51%	Medical Information and technology Services
CAH	December 31, 2002	PRC	52%	Hospital medical diagnosis service

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Information Relating to Property, Plant and Equipment

Category	Estimated useful life	Estimated residual value
Buildings	38 years	-
Medical equipment*	6-20 years	-
Electronic and office equipment	5 years	5-10%
Motor vehicles	5 years	5-10%
Leasehold improvement and building improvement	shorter of lease term or 5 years	-

*	The cost of the asset is amortized over the useful life. However, if ownership is transferred at the end of the lease term, the cost of the asset is amortized over the shorter of customer contract or the useful life of the asset which ranges from 6-20 years.

ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Chengdu Military Hospital Member
Business Acquisition [Line Items]
Schedule of Fair Value of the Assets Acquired and Liabilities Assumed

RMB

Current assets	3,465
Property, plant and equipment	6,600
Contract with hospitals	7,963
Deferred tax assets	1,984
Deferred tax liabilities	(2,012)

Total purchase price allocated	18,000

Cash consideration	18,000

CAH [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of the Assets Acquired and Liabilities Assumed

	RMB	US$
Purchase consideration	378,605	60,770
Cash	248,784	39,933
Pre-existing receivables from CAH	128,573	20,637
Pre-existing favorable agreements	1,248	200

	RMB	US$
Purchase consideration	378,605	60,770
Current assets	72,188	11,587
Indemnification assets	61,706	9,904
Intangible assets	40,000	6,420
Other long lived assets (excluding intangible assets)	421,598	67,672
Current liabilities	(186,484)	(29,933)
Unrecognized tax benefits, non current	(61,706)	(9,904)
Non-current liabilities	(56,439)	(9,059)
Deferred tax assets	17,299	2,777
Deferred tax liabilities	(26,263)	(4,216)

Total net assets	281,899	45,248
Noncontrolling interests	(196,179)	(31,489)
Goodwill	292,885	47,011

Summary of Pro Forma Financial Information

	Pro forma (unaudited)
	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net revenues	506,269	653,335	812,178	130,364

Net income (loss)	67,520	(433,493)	117,104	18,796

The results of operations of CAH since the acquisition date included in the consolidated statement of comprehensive income for the year ended December 31, 2012 is as follows:

	RMB	US$
Net revenues	197,309	31,670
Net income	13,036	2,092

TKM [Member]
Business Acquisition [Line Items]
Schedule of Fair Value of the Assets Acquired and Liabilities Assumed

RMB

Current assets	4
Property, plant and equipment	41,217
Contract with hospitals	22,579
Deferred tax assets	381
Deferred tax liabilities	(5,645)

Total purchase price allocated	58,536

Including:	cash consideration	42,000
	fair value of contingent consideration	16,536

ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE [Abstract]
Schedule of Accounts Receivable

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Accounts receivable	260,246	213,398	34,253
Allowance for doubtful accounts	(16,057)	(3,091)	(496)

Accounts receivable, net	244,189	210,307	33,757

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Movement in allowance for doubtful accounts:
Balance at beginning of the year	2,000	1,431	16,057	2,577
Provisions for the year	1,431	15,377	-	-
Written back during the year	(2,000)	(751)	(12,966)	(2,081)

Balance at end of the year	1,431	16,057	3,091	496

PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepayments and Other Current Assets

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$
Deposits to a hospital*	15,000	-	-
Prepayments to suppliers**	1,490	769	123
Due from suppliers**	9,661	9,559	1,534
Advances to hospitals***	25,598	32,632	5,238
Advances to employees****	5,987	13,442	2,158
Deferred costs	6,200	6,200	995
Others	6,949	15,140	2,430

	70,885	77,742	12,478
Reserve for unrecoverable deposits	(10,619)	(10,270)	(1,648)

	60,266	67,472	10,830

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Movement in reserve for unrecoverable deposits:
Balance at beginning of the year	-	706	10,619	1,704
Provisions for the year	706	9,913	-	-
Foreign currency translation	-	-	(349)	(56)

Balance at end of the year	706	10,619	10,270	1,648

Provisions are charged directly to the statement of comprehensive income. The related expense is included in the caption "asset impairment".

*	The amount represents an interest-free cash deposit paid to a customer hospital pursuant to the management service contract to which the deposit is repayable at the termination of the service contract.
**	Prepayments and amounts due from suppliers represent interest-free non-refundable payments in connection with purchase contracts the Group enters into for future delivery of medical equipment and supply materials for external sales and returnable deposits of cancelled orders from suppliers respectively. The risk of loss arising from non-performance by or bankruptcy of suppliers is assessed prior to order equipment.
***	The amount represents interest-free advances to a hospital. Management has assessed the impact of such advances on revenue recognition at the outset of the arrangement. The risk of loss arising from any failure by hospital customers to fulfill their financial obligations is assessed prior to making the advances and is monitored for recoverability on a regular basis by management. A charge to cost of revenue is recorded in the period in which a loss is incurred.
****	The amount represents interest-free advance to hospitals held by the Company's employees to cover expenses incurred by centers. A formal loan agreement is in place binding the employees as to the uses of advances and terms and conditions of repayment. The risk of loss arising from inadequate or failure of operation of internal process is assessed prior to making the advances and is monitored on a regular basis by management. To date, the Company has not experienced any loss of such advances.

INVENTORY (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORY [Abstract]
Schedule of Inventory

	As at December31,
	2011	2012	2012
	RMB	RMB	US$
Medicine	-	6,385	1,025
Medical supplies	-	2,011	323
Low-value consumables	1,364	285	46

	1,364	8,681	1,394

PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property, Plant and Equipment, Net

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Buildings	170,002	376,858	60,490
Medical equipment	952,579	1,138,927	182,810
Electronic and office equipment	5,200	34,717	5,572
Motor vehicles	941	3,838	616
Leasehold improvement and building improvement	5,400	5,635	905
Construction in progress	146,894	247,708	39,760

Total	1,281,016	1,807,683	290,153
Less: accumulated depreciation	(209,134)	(281,584)	(45,197)

	1,071,882	1,526,099	244,956

Less: impairment	(3,179)	(3,179)	(510)

	1,068,703	1,522,920	244,446

PREPAID LAND LEASE PAYMENTS (Tables) (Prepaid Land Lease Rights [Member])	12 Months Ended
Dec. 31, 2012
Prepaid Land Lease Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Schedule of Prepaid Land Lease Payments

	As at December, 31
	2011	2012	2012
	RMB	RMB	US$

Prepaid land lease payments	28,423	92,814	14,896
Less: accumulated amortization	(1,053)	(2,690)	(430)

Net carrying value	27,370	90,124	14,466

Schedule of Estimated Future Annual Amortization Expense

	Amortization
	RMB	US$
2013	2,532	406
2014	2,532	406
2015	2,532	406
2016	2,532	406
2017	2,532	406

GOODWILL AND ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL AND ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Schedule of Goodwill

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Balance at beginning of year	300,163	300,163	-	-
Acquisition of CAH	-	-	292,885	47,011
Less: impairment charge	-	(300,163)	-	-

Balance at end of year	300,163	-	292,885	47,011

Acquired Finite Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Schedule of Acquired Intangible Assets

	Customer relationship intangibles	Operating lease intangibles	Medical insurance coverage	Radiotherapy permits	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB

Intangible assets, net:
At January 1, 2011	136,990	9,123	-	-	-	146,113
Acquisition of a cancer center l (note 4)	7,963	-	-	-	-	7,963
Disposal	-	-	-	-	-	-
Amortization expenses	(23,309)	(1,749)	-	-	-	(25,058)

Intangible assets, net:
At December 31, 2011 and January 1, 2012	121,644	7,374	-	-	-	129,018
Acquisition of an asset-JKSY	2,456	-	-	-	-	2,456
Contribution by the noncontrolling shareholder-JWYK		-	-	-	4,900	4,900
Acquisition of a business-CAH	-	-	30,000	10,000	-	40,000
Disposal	(1,204)	-	-	-	-	(1,204)
Amortization expenses	(24,117)	(1,837)	(1,500)	(714)	(490)	(28,658)

Intangible assets, net At December 31, 2012	98,779	5,537	28,500	9,286	4,410	146,512

Intangible assets, net At December 31, 2012, in US$	15,855	889	4,575	1,491	707	23,517

At December 31, 2012:
Intangible assets, cost	215,730	15,078	30,000	10,000	4,900	275,708
Less: accumulated amortization	(116,951)	(9,541)	(1,500)	(714)	(490)	(129,196)

	98,779	5,537	28,500	9,286	4,410	146,512

Schedule of Estimated Future Annual Amortization Expense

	Amortization
	RMB	US$
2013	28,158	4,520
2014	25,521	4,096
2015	23,825	3,824
2016	17,003	2,729
2017	15,346	2,463

DEPOSITS FOR NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
DEPOSITS FOR NON-CURRENT ASSETS [Abstract]
Schedule of Deposits for Non-Current Assets

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Deposits for purchase of property, plant and equipment *	197,879	159,890	25,664
Others **	32,600	29,600	4,751

	230,479	189,490	30,415
Reserve for unrecoverable deposits	(23,192)	(26,552)	(4,262)

	207,287	162,938	26,153

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Movement in reserve for unrecoverable deposits:
Balance at beginning of the year	-	2,513	23,192	3,723
Provisions for the year	2,513	20,679	3,360	539

Balance at end of the year	2,513	23,192	26,552	4,262

*	Represents interest-free non-refundable partial payments to suppliers associated with contracts the Group enters into for the future scheduled delivery of medical equipment to customers. As at December 31, 2012 the remaining contractual obligations associated with these purchase contracts are approximately RMB69,081 (US$11,088) which is included in the amount disclosed as purchase commitments in note 28. The Group recorded a reserve of unrecoverable deposits for purchase of property, plant and equipment amounting to RMB3,360 (US$539) for the year ended December 31, 2012 based on its assessment of realizability and financial strength of the counterparties.
**	On December 18, 2007, the Group entered into a framework agreement to build a proton treatment center in Beijing, pursuant to which the Group paid deposits to a subsidiary of Chang'an Information Industry (Group) Co., Ltd., to be used towards the construction of the proton treatment center. Total deposits paid as of December 31, 2011 and 2012 pursuant to this arrangement amounted to RMB29,600 and RMB29,600 (US$4,751), respectively. The management expects to convert it into the equity investment of the proton treatment center in the future.

NET INVESTMENT IN DIRECT FINANCING LEASES (Tables)	12 Months Ended
Dec. 31, 2012
NET INVESTMENT IN DIRECT FINANCING LEASES [Abstract]
Schedule of Net Investment in Direct Financing Leases

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Total minimum lease payments to be received	179,122	321,614	51,623
Initial direct cost	1,758	3,963	636

	180,880	325,577	52,259

Unearned income	(33,797)	(64,581)	(10,366)

Net investment in direct finance leases	147,083	260,996	41,893

Current	49,821	89,451	14,358
Non-current	97,262	171,545	27,535

Total	147,083	260,996	41,893

Schedule of Future Minimum Lease Payments

	Future minimum lease payments
	RMB	US$

2013	94,528	15,173
2014	78,771	12,644
2015	72,294	11,604
2016	59,559	9,560
2017	20,425	3,278

EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
EQUITY METHOD INVESTMENTS [Abstract]
Schedule of Equity Method Investments

As of December 31, 2011 and 2012, the Company had the following equity method investments:

			Equity interest owned by the Group As of December 31,
	Note		2011	2012
Xi'an Jiangyuan Andike Ltd	i	)	27%	33%
Beijing Proton Medical Center Co. Ltd	ii	)	-	25%
PTC - Houston Management, LP	iii	)	-	45%
Suzhou Chorus Medical Technologies Co., Ltd	iv	)	-	36%

i)	During 2011 and 2012, the Group respectively subscribed to 27% and 6% equity interest of Xi'an Jiangyuan Andike Ltd ("JYADK"), for a consideration of RMB540 and RMB120, respectively.
ii)	On October 19, 2012, the Group incorporated Beijing Proton Medical Center Co. Ltd ("BPC") with other investors. The Group holds 25% equity interest in BPC with the investment amounting to RMB25,000.
iii)	On December 28, 2012, the Group acquired 45% interest of PTC - Houston Management, LP ("PTC") with a consideration of RMB201,176 (US$32,291) in cash. After the transaction, the Group became a limited partner of PTC. PTC holds 44.4% effective interest of University of Texas MD Anderson Cancer Center Proton Therapy Center ("MDA Proton"), a proton treatment center in Texas, U.S.A.. The difference between the amount at which the interest of PTC is carried and the amount of underlying net assets of PTC, is mainly related to the underlying interest in MDA Proton.
iv)	On December 17, 2012, the Group acquired 36% of Suzhou Chorus Medical Technologies Co., Ltd , for a consideration of RMB2,400.

OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
OTHER NON-CURRENT ASSETS [Abstract]
Schedule of Other Non-Current Assets

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Deferred costs	3,750	2,363	379
Deposits- long-term*	71,660	70,574	11,328
Deposits for prepaid land lease payments	-	25,451	4,085
Others	11,321	16,370	2,628

	86,731	114,758	18,420

*	On February 26 and March 8, 2010, the Group made interest-free performance security deposits amounting to RMB40,000 to Weifang Hospital, for management services to be rendered to Weifang PET-CT center (RMB30,000) and LAC center (RMB10,000). The deposit for PET-CT center is refundable in seven annual installments, at RMB3,000 each, starting 2013, with the remaining RMB9,000 to be repaid at the end of contract term subject to fulfillment of a profit guarantee under which Weifang hospital is entitled to an annual profit of RMB3,000. The deposit for LAC center will be refundable at the termination of service contract.

BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
BANK BORROWINGS [Abstract]
Schedule of Bank Borrowings

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Total bank borrowings	201,179	875,457	140,521

Comprised of:
Short-term	15,000	383,083	61,489
Long-term, current portion	77,479	191,473	30,734

	92,479	574,556	92,223
Long-term, non-current portion	108,700	300,901	48,298

	201,179	875,457	140,521

Schedule of Maturities of Long-Term Debt

	Repayment
	RMB	US$

Within one year	191,473	30,734
Between one and two years	186,064	29,865
Between two and three years	106,777	17,139
Between three and four years	4,480	719
Between four and five years	3,580	575

	492,374	79,032

ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Liabilities

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Accrued expenses	3,750	7,856	1,261
Salaries and welfare payable	3,189	29,889	4,798
Business and other taxes payable	17,527	8,804	1,413
Unrecognized tax positions (note 24)	28,929	31,591	5,071
Other accruals	5,702	13,900	2,230

	59,097	92,040	14,773

OTHER LONG-TERM LIABILIITES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER LONG-TERM LIABILITIES [Abstract]
Schedule of Other Long-Term Liabilities

	As at December 31,
	2011	2012	2012
	RMB	RMB	US$

Deferred revenue, non-current portion	6,839	3,047	489
Obligations under capital leases, non-current portion (note 21)	2,289	400	64
Lease deposit	2,000	2,000	321
Liability arising from an unfavorable contract*	-	29,199	4,687

Total	11,128	34,646	5,561

*	Pursuant to a contract entered into between CAH and New Chang'an in 2011, CAH agreed to sell a prepaid land lease to New Chang'an for a consideration of RMB7,527(US$1,208). This contract had not been executed upon acquisition of CAH by the Group. The excess of the fair value of the prepaid land lease over the consideration was accounted for as an unfavorable contract. As of December 31, 2012, the carrying value of related prepaid land lease was RMB36,622 (US$5,878). The Group did not expect the transaction to be completed in 2013.

OBLIGATIONS UNDER CAPITAL LEASES (Tables)	12 Months Ended
Dec. 31, 2012
OBLIGATIONS UNDER CAPITAL LEASES [Abstract]
Schedule of Future Minimum Lease Payments

	Minimum lease payments
	RMB	US$

2013	2,611	419

Total capital lease payments	2,611	419
Less: imputed interest	(94)	(15)

	2,517	404
Less: current portion	(2,117)	(340)

Non-current portion (note 20)	400	64

TAXATION (Tables)	12 Months Ended
Dec. 31, 2012
TAXATION [Abstract]
Schedule of Income Before Income Taxes

	For the Year Ended December 31, 2012
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Non - PRC	(25,256)	(31,701)	(22,250)	(3,571)
PRC	200,047	(133,331)	218,916	35,139

	174,791	(165,032)	196,666	31,568

Schedule of Income Tax Expense/(Benefit)

	For the Year Ended December 31, 2012
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Current tax expense	47,507	57,371	60,137	9,682
Deferred tax (benefit) expense	(3,634)	(11,051)	1,869	300

	43,873	46,320	62,186	9,982

Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Income before income taxes	174,791	(165,032)	196,666	31,568

Income tax computed at the statutory tax rate of 25%)	43,698	(41,258)	49,167	7,892
Effect of different tax rates in different jurisdictions	6,298	7,809	5,506	884
Goodwill impairment	-	75,041	-	-
Non-deductible expenses	1,483	1,839	4,495	722
Effect of preferential tax rate	(5,695)	(1,699)	-	-
Effect of tax rate changes	141	(168)	-	-
Interests and penalties on unrecognized tax positions	(2,052)	4,756	7,515	1,206
Changes of valuation allowance	-	-	(4,497)	(722)

	43,873	46,320	62,186	9,982

Reconciliation of Accrued Unrecognized Tax Positions

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Balance at beginning of year	14,054	16,576	16,293	2,615
Additions based on tax positions related to the current year	2,613	10,638	8,483	1,362
Additions arising from business acquisitions	-	-	82,780	13,287
Decrease related to prior year tax position	(91)	(10,921)	(3,076)	(494)

Balance at end of year	16,576	16,293	104,480	16,770

Schedule of Tax Holidays

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

The aggregate amount	5,695	1,699	-	-

-Basic	0.04	0.01	-	-

-Diluted	0.04	0.01	-	-

Schedule of Deferred Taxes

	As at December 31, 2012
	2011	2012	2012
	RMB	RMB	US$
Deferred tax assets, current portion
Accrued expenses	669	8,746	1,403
Accounts receivable	648	177	28
Allowance for doubtful accounts	4,064	46,565	7,474
Net of operating loss	-	2,846	457
Deferred revenue, current	1,824	2,673	429
Others	73	433	71

	7,278	61,440	9,862
Valuation allowance	-	(42,363)	(6,800)

Net deferred tax assets, current portion	7,278	19,077	3,062

Deferred tax liabilities, current portion
Deferred cost, current portion	(1,550)	(2,230)	(358)
Revenue generated from financing lease	(139)	(2,502)	(402)

Total deferred tax liabilities, current portion	(1,689)	(4,732)	(760)

Deferred tax assets, current portion, net*	5,589	16,593	2,663

Deferred tax liabilities, current portion, net*	-	(2,248)	(361)

Deferred tax assets, non-current portion
Depreciation and amortization	42,225	47,201	7,576
Deposit for non-current assets	5,548	5,548	891
Property plant and equipment impairment	795	795	128
Intangible assets	308	265	43
Deferred revenue, non-current portion	837	715	115
Long term receivables	432	432	69
Long term investment impairment	-	10,204	1,638
Others	1,658	3,874	621

	51,803	69,034	11,081

Valuation allowance	-	(20,575)	(3,303)
Net deferred tax assets, non-current portion	51,803	48,459	7,778

Deferred tax liabilities, non-current portion
Deferred costs	(4,636)	(3,991)	(641)
Intangible assets	(12,364)	(10,272)	(1,649)
Property, plant and equipment	(32,787)	(51,769)	(8,309)

Total deferred tax liabilities, non-current portion	(49,787)	(66,032)	(10,599)
Deferred tax assets, non-current portion, net **	20,866	18,110	2,907

Deferred tax liabilities, non-current portion, net **	(18,850)	(35,683)	(5,728)

*	As at December 31, 2011 and 2012, deferred tax assets, current portion of approximately RMB1,689 and RMB2,483 (US$399) have been offset against deferred tax liabilities, current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.
**	As at December 31, 2011 and 2012, deferred tax assets, non-current portion of approximately RMB30,937 and RMB30,349 (US$4,871) have been offset against deferred tax liabilities, non-current portion relating to a particular tax-paying component of an enterprise and within a particular tax jurisdiction, respectively.

Summary of Movement in Valuation Allowance

	2012	2012
	RMB	US$

Balance at beginning of year	-	-
Acquisition of CAH	(67,435)	(10,825)
Change of valuation allowance in current year	4,497	722

Balance at end of year	(62,938)	(10,103)

EMPLOYEE SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Share-Based Compensation [Abstract]
Schedule of Assumptions Used

September 30, 2011
2008 Share Incentive Plan
Risk-fee interest rate	0.96%
Dividend yield	-
Expected volatility range	43.98%
Expected term	5.25 years

Summary of Stock Options

Share Options Granted to Employees	Number of Shares	Weighted- Average Exercise Price		Weighted Average Grant-date Fair Value		Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value

Outstanding, January 1, 2012	4,643,734	US$	3.55	US$	1.25	6.05
Forfeited	-		-		-
Granted	-		-		-

Outstanding, December 31, 2012	4,643,734	US$	3.55	US$	1.25	5.05	-

Vested and expected to vest at December 31, 2012	4,643,734	US$	3.67	US$	1.25	5.05	-

Exercisable at December 31, 2012	2,143,925	US$	3.67	US$	1.25	5.05	-

Schedule of Share-Based Compensation Expense

	For the Years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

General and administrative expenses	7,046	6,876	6,776	1,087
Selling expenses	2,525	2,358	2,308	371

	9,571	9,234	9,084	1,458

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Party Transactions

			For the Years Ended December 31,
	Note		2010	2011	2012	2012
			RMB	RMB	RMB	US$
Provision of medical service:
Shaanxi Juntai Real Estate Co., Ltd			-	-	(637)	(102)

Loan to a interest of a subsidiary:
New Chang'an (note 3)			-	-	100,000	16,051

Purchase of medical supplies:
Xi'an Jiangyuan Andike Positron Co., Ltd.	i	)	-	-	5,249	843

Schedule of Related Party Balances

		As of December 31,
	Note	2011	2012	2012
		RMB	RMB	US$
Due from related parties:
New Chang'an*		-	100,000	16,051
Shaanxi Juntai Real Estate Co., Ltd		-	1,200	193

		-	101,200	16,244

Due to related parties, current
Xi'an Jiangyuan Andike Positron Co., Ltd.		-	(4,410)	(708)
New Chang'an**		-	(1,500)	(241)

		-	(5,910)	(949)

Due to related parties, non-current
Shaanxi Juntai Real Estate Co., Ltd***		-	(19,301)	(3,098)
New Chang'an**		-	(7,527)	(1,208)

		-	(26,828)	(4,306)

*	The loan to New Chang'an carried an annual interest rate of 7.38% (note 18).
**	The current balance due to New Chang'an was related to building construction costs paid on behalf of CAH. The noncurrent balance represented an advance payment from New Chang'an for the acquisition of the prepaid land lease from CAH (note 20).
***	According to the agreement between CAH and Shaanxi Juntai, this balance is interest free and will be settled in 2014, pending the finalization of the outstanding balances among CAH, New Chang'an and Shaanxi Juntai (note 1).

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases

	RMB	US$

2013	9,685	1,555
2014	9,096	1,460
2015	5,473	879
2016 and thereafter	574	92

	24,828	3,986

SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT REPORTING [Abstract]
Summary of Information by Segment

	For the Years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Net revenues
Revenues from external customers:
Network	389,524	450,125	465,040	74,644
Hospital	-	-	197,309	31,670

Total revenues from external customers	389,524	450,125	662,349	106,314

Intersegment revenues:
Network	-	-	19,894	3,193
Hospital	-	-	-	-

Total intersegment revenues	-	-	19,894	3,193

Total segment revenues	389,524	450,125	682,243	109,507

Reconciling item
Elimination of intersegment revenues	-	-	(19,894)	(3,193)

Total revenues	389,524	450,125	662,349	106,314

Segment profit
Network	179,666	(161,306)	180,631	28,993
Hospital	-	-	25,922	4,162

Total segment profit	179,666	(161,306)	206,553	33,155

Foreign exchange losses, net	(5,436)	(10,975)	(101)	(16)
Interest income	7,865	13,357	5,895	946
Interest expense	(7,448)	(6,454)	(16,255)	(2,609)
Gain (loss) from disposal of property, plant and equipment	543	-	(1,072)	(172)
Share of net profit of equity investees	-	-	1,790	287
Other expense (income) , net	(399)	346	(144)	(23)

Income before taxes	174,791	(165,032)	196,666	31,568

	For the Years ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Segment assets
Network	2,663,044	2,393,446	2,970,788	476,845
Hospital	-	-	750,020	120,387

Total segment assets	2,663,044	2,393,446	3,720,808	597,232

Reconciling item
Intersegment elimination	-	-	(55,588)	(8,922)

Total assets	2,663,044	2,393,446	3,665,220	588,310

Expenditures for additions to long-lived assets
Network	230,258	267,645	284,803	45,714
Hospital	-	-	112,825	18,110
Intersegment elimination	-	-	(57,140)	(9,172)

Total expenditure for additions to long-lived assets	230,258	267,645	340,488	54,652

Depreciation and amortization expenses
Network	109,377	119,895	133,996	21,508
Hospital	-	-	16,218	2,603

Total depreciation and amortization expenses	109,377	119,895	150,214	24,111

Impairment loss of long-lived assets and goodwill
Network	-	(333,934)	(3,360)	(539)
Hospital	-	-	-	-

Total impairment loss	-	(333,934)	(3,360)	(539)

INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
INCOME (LOSS) PER SHARE [Abstract]
Schedule of Basic and Diluted Income (Loss) Per Share

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Numerator:
Net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share - basic and diluted	129,400	(215,003)	130,831	21,000
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted income (loss) per share	146,040,594	142,251,454	138,211,177	138,211,177

Basic and diluted income (loss) per share	0.89	(1.51)	0.95	0.15

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Reconciliation of Contingent Consideration Measured at Fair Value

	For the Years Ended December 31,
	2011	2012	2012
	RMB	RMB	US$

Balance as of January 1,	14,072	11,999	1,926

Payment by cash during the year	(2,305)	-	-
Unrealized loss	232		-
Settlement through netting with receivables	-	(11,999)	(1,926)

Balance as of December 31,	11,999	-	-

The amount of total loss for the year is included in "other expenses"	232	-	-

Schedule of Fair Value Measurements

	Fair Value Measurement at December 31, 2011 Using
	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significance Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
Fair value measurement
Recurring
Contingent business acquisition consideration	11,999	-	-	11,999	(232)

Nonrecurring
Long-lived assets held and used*	8,735	-	-	8,735	(3,179)
Goodwill**	-	-	-	-	(300,163)

*	In accordance with ASC 360, long-lived assets held and used with a carrying amount of RMB11,914 were written down to their fair value of RMB8,735, resulting in an impairment charge of RMB3,179, which was included in the caption of "Asset impairment" in the consolidated statements of comprehensive income. The Group utilized cost method under which 38% to 48% discounts were applied to quoted market prices, depending on the expected remaining useful lives of such assets.

PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION [Abstract]
Condensed Balance Sheets

	As at December 31
	2011	2012	2012
	RMB	RMB	US$

ASSETS
Current assets:
Cash	8,869	7,301	1,172
Time deposits with original maturities exceeding three months	31,470	-	-
Amounts due from subsidiaries	227,211	411,919	66,118

Total current assets	267,550	419,220	67,290

Non-current assets:
Investment in subsidiaries	1,790,931	1,945,280	312,238

Total assets	2,058,481	2,364,500	379,528

LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Short-term bank borrowings	-	205,593	33,000
Accrued expenses and other liabilities	3,321	4,453	715
Amounts due to subsidiaries	120,660	122,868	19,722

Total current liabilities	123,981	332,914	53,437

Total liabilities	123,981	332,914	53,437

Shareholders' equity:
Ordinary shares (par value of US$0.0001 per share; authorized shares-500,000,000; issued shares-142,353,532 as of December 31, 2011 and 2012; outstanding shares-141,403,597 and 135,487,408 as of December 31, 2011 and 2012, respectively)	105	105	17
Treasury stock (949,935 and 6,866,124 as of December 31, 2011 and 2012, respectively)	(1)	(5)	(1)
Additional paid-in capital	2,551,877	2,517,496	404,086
Accumulated other comprehensive loss	(17,595)	(16,955)	(2,722)
Accumulated deficit	(599,886)	(469,055)	(75,289)

Total shareholders' equity	1,934,500	2,031,586	326,091

Total liabilities and shareholders' equity	2,058,481	2,364,500	379,528

Condensed Statements of Operations

	For the Years Ended December 31
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Revenues	-	-	-	-
Cost of revenues	-	-	-	-
General and administrative expenses	(27,626)	(30,561)	(19,879)	(3,191)
Selling expenses	(2,524)	(2,298)	(2,296)	(369)

Operating loss	(30,150)	(32,859)	(22,175)	(3,560)
Equity in profit of subsidiaries	155,397	(184,276)	152,691	24,509
Interest income	742	2,132	307	50
Exchange gain	3,411	-	8	1

Net income (loss)	129,400	(215,003)	130,831	21,000

Net income (loss) attributable to ordinary shareholders	129,400	(215,003)	130,831	21,000

Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments	(10,848)	(2,760)	640	102

Total other comprehensive (loss) income	(10,848)	(2,760)	640	102

Comprehensive income (loss)	118,552	(217,763)	131,471	21,102

Condensed Statements of Cash Flows

	For the Years Ended December 31
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Net cash used in operating activities	(16,765)	(8,418)	(11,493)	(1,845)
Net cash (used in) provided by investing activities	(423,931)	8,108	(153,651)	(24,663)
Net cash (used in) provided by financing activities	(145,574)	879	163,177	26,192
Exchange rate effect on cash	(6,736)	266	399	64

Net (decrease) increase in cash	(593,006)	835	(1,568)	(252)
Cash at beginning of the year	601,040	8,034	8,869	1,424

Cash at end of the year	8,034	8,869	7,301	1,172

ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Subsidiaries) (Details)	12 Months Ended
Dec. 31, 2012
Ascendium [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Sep 10, 2007
Place of establishment	BVI
Percentage of ownership by the Company	100.00%
OMS [Member]
Subsidiary or Equity Method Investee [Line Items]
Place of establishment	BVI
Medstar Overseas Limited [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Sep 22, 2011
Place of establishment	BVI
Percentage of ownership by the Company	100.00%
Proton BVI [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	May 16, 2011
Place of establishment	BVI
Percentage of ownership by the Company	100.00%
US Proton [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Jun 29, 2011
Place of establishment	U.S.A.
Percentage of ownership by the Company	100.00%
China Medstar [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Aug 8, 2003
Place of establishment	Singapore
Percentage of ownership by the Company	100.00%
Cyber [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	May 26, 2006
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
CMS Holdings [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Jul 18, 2008
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
King Cheers [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	May 18, 2001
Place of establishment	Hong Kong
Percentage of ownership by the Company	100.00%
AML [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Feb 21, 2008
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
MSC [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Mar 21, 2003
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
CHM [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Jul 23, 2008
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
XHF [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Jul 26, 2007
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
TKM [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Apr 22, 2010
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
CCICC [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Jul 6, 2010
Place of establishment	PRC
Percentage of ownership by the Company	52.00%
XLD [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Aug 25, 2010
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
GZ Proton [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Jun 29, 2011
Place of establishment	PRC
Percentage of ownership by the Company	90.00%
JKSY [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Aug 12, 2010
Place of establishment	PRC
Percentage of ownership by the Company	100.00%
JWYK [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Apr 26, 2012
Place of establishment	PRC
Percentage of ownership by the Company	51.00%
CAH [Member]
Subsidiary or Equity Method Investee [Line Items]
Date of establishment	Dec 31, 2002
Place of establishment	PRC
Percentage of ownership by the Company	52.00%

ORGANIZATION AND BASIS OF PRESENTATION (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended														12 Months Ended	0 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended
	Mar. 07, 2008	Dec. 16, 2009 American Depositary Shares [Member] USD ($)	Dec. 16, 2009 American Depositary Shares [Member] CNY	Oct. 30, 2007 Our Medical Services Limited [Member] CNY	Jul. 31, 2008 China Medstar Pte. Limited [Member]	Oct. 28, 2008 Beijing Xing HengFeng Medical Technology Co., Ltd. [Member]	Dec. 15, 2009 King Cheers Holdings Limited [Member] CNY	Apr. 22, 2010 Tianjin Kangmeng Radiology Equipment Management Co., Ltd. [Member] CNY	Jul. 06, 2010 XiAn Wanjiehuaxiang Medical Technology Development Co., Ltd. [Member] CNY	Mar. 09, 2012 Guangzhou Jinkangshenyou Investment Co Ltd [Member] USD ($)	Mar. 09, 2012 Guangzhou Jinkangshenyou Investment Co Ltd [Member] CNY	Dec. 31, 2012 Beijing Jinweiyikang Technology Co Ltd [Member]	Jun. 21, 2012 Chang'an Hospital Co., Ltd. [Member] USD ($)	Jun. 21, 2012 Chang'an Hospital Co., Ltd. [Member] CNY	Dec. 31, 2012 Our Medical Services Limited [Member]	Jun. 10, 2009 Shenzhen Aohua Medical Services Co Ltd [Member] CNY	Dec. 31, 2012 Shenzhen Aohua Medical Services Co Ltd [Member]	Jul. 31, 2008 Shenzhen Aohua Medical Services Co Ltd [Member] CNY	Dec. 31, 2012 Shenzhen Lingdun Medical Investment and Management Co., Ltd. [Member]	Aug. 25, 2010 Shenzhen Lingdun Medical Investment and Management Co., Ltd. [Member] Shenzhen Aohua Medical And Leasing Services Limited [Member]	Aug. 25, 2010 Shenzhen Lingdun Medical Investment and Management Co., Ltd. [Member] Cms Hospital Management Co Ltd [Member]	Dec. 31, 2012 Medstar Overseas Limited [Member]	Dec. 31, 2012 US Proton Therapy BVI [Member]	Dec. 31, 2012 US Proton Therapy Holdings Limited [Member]	Dec. 31, 2012 Guangzhou South Taihe Medical Technology Co. Ltd. [Member]
Noncontrolling Interest [Line Items]
Percentage of ownership by the Company												51.00%			100.00%		100.00%		100.00%	90.00%	10.00%	100.00%	100.00%	100.00%	90.00%
Equity interest held by other shareholders																		10.00%
Purchase price of entity				393,435			2	58,536	103,181	$ 562	3,500		$ 60,770	378,605				4,800
Date of establishment															Aug 22, 1996		Jul 23, 1997		Aug 25, 2010			Sep 22, 2011	May 16, 2011	Jun 29, 2011	Jun 29, 2011
Percentage of equity interests acquired				100.00%	100.00%	100.00%	100.00%	100.00%	52.00%	100.00%	100.00%		52.00%	52.00%		10.00%		90.00%
Shares issued, per share acquired	10
Payments for business acquisition																4,200
Statement [Line Items]
Initial public offering of ordinary shares, shares		12,000,000	12,000,000
Price per share			11
Number of ordinary shares comprising each unit		3	3
Initial public offering of ordinary shares		$ 119,211	813,938

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) In Thousands, unless otherwise specified	12 Months Ended										12 Months Ended					12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Prepaid Land Lease Rights [Member]	Dec. 31, 2011 Prepaid Land Lease Rights [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Building [Member]	Dec. 31, 2012 Medical Equipment [Member]	Dec. 31, 2012 Medical Equipment [Member] Minimum [Member]	Dec. 31, 2012 Medical Equipment [Member] Maximum [Member]	Dec. 31, 2012 Electronic and Office Equipment [Member]	Dec. 31, 2012 Electronic and Office Equipment [Member] Minimum [Member]	Dec. 31, 2012 Electronic and Office Equipment [Member] Maximum [Member]	Dec. 31, 2012 Motor Vehicles [Member]	Dec. 31, 2012 Motor Vehicles [Member] Minimum [Member]	Dec. 31, 2012 Motor Vehicles [Member] Maximum [Member]	Dec. 31, 2012 Leasehold Improvement and Building Improvement [Member]	Dec. 31, 2012 Leasehold Improvement and Building Improvement [Member] Maximum [Member]	Dec. 31, 2012 JYADK [Member]
Convenience translation
Noon buying rate		6.2301
Equity method investments
Equity interest in equity method investment																					27.00%
Property, plant and equipment, net
Estimated useful life									38 years		6 years	20 years	5 years			5 years				5 years
Estimated residual value														5.00%	10.00%		5.00%	10.00%
Interest and other costs relating to construction capitalized	$ 899	5,599	724	2,517
Revenue recognition
Leases and management service arrangements, term							6 years	20 years
Prepaid land lease payments
Amortization period					36 years	38 years
Revenue recognition
Business tax and related surcharges	3,604	22,455	23,196	17,511
Value-added tax	42	262	647	1,244
Lease and management services revenues	66,184	412,330	380,457	349,248
Managment services revenue	1,906	11,874	33,584	22,805
Medical equipment sales	247	1,540	1,635	3,475
Other revenue	1,595	9,935	23,742	8,254
Financing lease income	3,280	20,434	9,224	5,147
Advertising expenditure
Advertising expenses	$ 929	5,790	6,917	377

CONCENTRATION OF RISKS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Xi'an New Chang'an Medical Investment Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Xi'an New Chang'an Medical Investment Co., Ltd. [Member] CNY	Dec. 31, 2012 Advances to Suppliers [Member] Credit Concentration Risk [Member]	Dec. 31, 2011 Advances to Suppliers [Member] Credit Concentration Risk [Member]	Dec. 31, 2012 Sales Revenues [Member] Customer Concentration Risk [Member]	Dec. 31, 2011 Sales Revenues [Member] Customer Concentration Risk [Member]	Dec. 31, 2010 Sales Revenues [Member] Customer Concentration Risk [Member]	Dec. 31, 2012 Medical Equipment Purchases [Member] Supplier Concentration Risk [Member]	Dec. 31, 2011 Medical Equipment Purchases [Member] Supplier Concentration Risk [Member]	Dec. 31, 2010 Medical Equipment Purchases [Member] Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			72.00%	85.00%	23.00%	33.00%	32.00%	73.00%	82.00%	55.00%
Number of entities comprising risk benchmark			5	5	5	5	5	5	5	5
Equity interest in equity method investment	48.00%	48.00%
Loan with related party	$ 16,051	100,000

ACQUISITIONS (Acquisition of Chang'an Hospital) (Details) (CAH [Member]) In Thousands, unless otherwise specified	Jun. 21, 2012 USD ($)	Jun. 21, 2012 CNY
Business Acquisition [Line Items]
Purchase price of entity	$ 60,770	378,605
Cash consideration	39,933	248,784
Pre-existing receivables from CAH	20,637	128,573
Pre-existing favorable agreements	200	1,248
Current assets	11,587	72,188
Indemnification assets	9,904	61,706
Intangible assets	6,420	40,000
Other long lived assets (excluding intangible assets)	67,672	421,598
Current liabilities	(29,933)	(186,484)
Unrecognized tax benefits, non current	(9,904)	(61,706)
Non-current liabilities	(9,059)	(56,439)
Deferred tax assets	2,777	17,299
Deferred tax liabilities	(4,216)	(26,263)
Total net assets	45,248	281,899
Noncontrolling interests	(31,489)	(196,179)
Goodwill	$ 47,011	292,885

ACQUISITIONS (Acquisition of Chang'an Hospital, Pro Forma Data) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 CAH [Member] USD ($)	Dec. 31, 2012 CAH [Member] CNY	Dec. 31, 2011 CAH [Member] CNY	Dec. 31, 2010 CAH [Member] CNY	Dec. 31, 2012 CAH [Member] Healthcare Qualification [Member] USD ($)	Dec. 31, 2012 CAH [Member] Healthcare Qualification [Member] CNY	Dec. 31, 2012 CAH [Member] Oncology Operation License [Member] USD ($)	Dec. 31, 2012 CAH [Member] Oncology Operation License [Member] CNY	Dec. 31, 2012 Shaanxi Juntai Real Estate Co Ltd [Member] CNY
Business Acquisition [Line Items]
Acquired finite-lived intangible assets									$ 4,815	30,000	$ 1,605	10,000
Weighted average useful life of acquired intangible assets									10 years	10 years	7 years	7 years
Unrecognized tax position, loss incurred in previous years	494	3,076	10,921	91		174,576
Uncertain tax position, impact on taxes	4,963	30,922	4,756	(1,960)		43,644
Due to related parties - noncurrent	4,306	26,828											19,301
Net revenues					130,364	812,178	653,335	506,269
Net loss					18,796	117,104	(433,493)	67,520
Net revenue	106,314	662,349	450,125	389,524	197,309	31,670
Net income (loss)	$ 21,000	130,831	(215,003)	129,400	$ 12,522	2,010

ACQUISITIONS (Acquisition of Chengdu Military Hospital) (Details) (Chengdu Military Hospital [Member], CNY) In Thousands, unless otherwise specified	Jan. 10, 2011
Chengdu Military Hospital [Member]
Business Acquisition [Line Items]
Purchase price	18,000
Purchase price allocation:
Current assets	3,465
Property, plant and equipment	6,600
Contract with hospitals	7,963
Deferred tax assets	1,984
Deferred tax liabilities	(2,012)
Total purchase price allocated	18,000
Cash consideration	18,000

ACQUISITIONS (Acquisition of TKM) (Narrative) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2011 TKM [Member] USD ($)	Dec. 31, 2011 TKM [Member] CNY	Dec. 31, 2010 TKM [Member] CNY	Apr. 22, 2010 TKM [Member] CNY
Business Acquisition [Line Items]
Registered and paid-in capital							5,000
Equity interest in equity method investment							100.00%
Cash consideration							42,000
Contingent consideration based on achievement							18,000
Fair value of contingent consideration							16,536
Contingent business acquisition consideration			11,999	1,906	11,999	14,072
Acquired finite-lived intangible assets							22,579

ACQUISITIONS (Acquisition of TKM) (Purchase Price Allocation) (Details) (TKM [Member], CNY) In Thousands, unless otherwise specified	Apr. 22, 2010
TKM [Member]
Business Acquisition [Line Items]
Current assets	4
Property, plant and equipment	41,217
Intangible assets acquired	22,579
Deferred tax assets	381
Deferred tax liabilities	(5,645)
Purchase price of entity	58,536
Cash consideration	42,000
Fair value of contingent consideration	16,536

ACQUISITIONS (Acquisition of CCICC) (Details) (CCICC [Member], CNY) In Thousands, unless otherwise specified	Jul. 06, 2010
CCICC [Member]
Business Acquisition [Line Items]
Registered and paid-in capital	150,000
Equity interest in equity method investment	52.00%
Purchase price of entity	103,181

RESTRICTED CASH (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
RESTRICTED CASH [Abstract]
Restricted cash, current portion	$ 45,593	284,047	2,512
Non-current restricted cash			22,012

HELD-TO-MATURITY SECURITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities			100,466
Held-to-maturity securities, interest rate, minimum				4.60%
Held-to-maturity securities, interest rate, maximum				4.80%
Held-to-maturity securities, maturity date				Jan 31, 2012

TIME DEPOSITS WITH ORIGINAL MATURITIES EXCEEDING THREE MONTHS (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Bank Time Deposits [Member]	Dec. 31, 2011 February 22, 2012 [Member]	Dec. 31, 2011 March 14, 2012 [Member]
Investment [Line Items]
Interest rate, minimum	2.97%
Interest rate, maximum	3.02%
Time deposits		5,000	3,000

ACCOUNTS RECEIVABLE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable	$ 34,253	213,398	260,246
Allowance for doubtful accounts	(496)	(3,091)	(16,057)
Accounts receivable, net	33,757	210,307	244,189
Movement in allowance for doubtful accounts:
Balance at beginning of the year	2,577	16,057	1,431	2,000
Provisions for the year			15,377	1,431
Written back during the year	(2,081)	(12,966)	(751)	(2,000)
Balance at end of the year	496	3,091	16,057	1,431
Accounts receivable used to secure bank borrowings	10,505	65,450	21,677
Secured debt	$ 41,902	261,051	30,599

PREPAYMENTS AND OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Reserve for Unrecoverable Deposits [Member] USD ($)	Dec. 31, 2012 Reserve for Unrecoverable Deposits [Member] CNY	Dec. 31, 2011 Reserve for Unrecoverable Deposits [Member] CNY	Dec. 31, 2010 Reserve for Unrecoverable Deposits [Member] CNY
PREPAYMENTS AND OTHER CURRENT ASSETS [Abstract]
Deposits to a hospital			15,000
Prepayments to suppliers	123	769	1,490
Due from suppliers	1,534	9,559	9,661
Advances to hospitals	5,238	32,632	25,598
Advances to employees	2,158	13,442	5,987
Deferred costs	995	6,200	6,200
Others	2,430	15,140	6,949
Prepayments and other current assets, gross	12,478	77,742	70,885
Reserve for unrecoverable deposits	(1,648)	(10,270)	(10,619)
Prepayments and other current assets	10,830	67,472	60,266
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of the year				1,704	10,619	706
Provisions for the year						9,913	706
Foreign currency translation				(56)	(349)
Balance at end of the year				$ 1,648	10,270	10,619	706

INVENTORY (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Medicine [Member] USD ($)	Dec. 31, 2012 Medicine [Member] CNY	Dec. 31, 2011 Medicine [Member] CNY	Dec. 31, 2012 Medical Spare Parts [Member] USD ($)	Dec. 31, 2012 Medical Spare Parts [Member] CNY	Dec. 31, 2011 Medical Spare Parts [Member] CNY	Dec. 31, 2012 Low-value Consumable [Member] USD ($)	Dec. 31, 2012 Low-value Consumable [Member] CNY	Dec. 31, 2011 Low-value Consumable [Member] CNY
Medical Inventory [Line Items]
Inventories	$ 1,394	8,681	1,364	$ 1,025	6,385		$ 323	2,011		$ 46	285	1,364

PROPERTY AND EQUIPMENT, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Buildings [Member] USD ($)	Dec. 31, 2012 Buildings [Member] CNY	Dec. 31, 2011 Buildings [Member] CNY	Dec. 31, 2012 Medical Equipment [Member] USD ($)	Dec. 31, 2012 Medical Equipment [Member] CNY	Dec. 31, 2011 Medical Equipment [Member] CNY	Dec. 31, 2012 Electronic and Office Equipment [Member] USD ($)	Dec. 31, 2012 Electronic and Office Equipment [Member] CNY	Dec. 31, 2011 Electronic and Office Equipment [Member] CNY	Dec. 31, 2012 Motor Vehicles [Member] USD ($)	Dec. 31, 2012 Motor Vehicles [Member] CNY	Dec. 31, 2011 Motor Vehicles [Member] CNY	Dec. 31, 2012 Leasehold Improvement and Building Improvement [Member] USD ($)	Dec. 31, 2012 Leasehold Improvement and Building Improvement [Member] CNY	Dec. 31, 2011 Leasehold Improvement and Building Improvement [Member] CNY	Dec. 31, 2012 Construction in Progress [Member] USD ($)	Dec. 31, 2012 Construction in Progress [Member] CNY	Dec. 31, 2011 Construction in Progress [Member] CNY
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 290,153	1,807,683	1,281,016		$ 60,490	376,858	170,002	$ 182,810	1,138,927	952,579	$ 5,572	34,717	5,200	$ 616	3,838	941	$ 905	5,635	5,400	$ 39,760	247,708	146,894
Less: accumulated depreciation	(45,197)	(281,584)	(209,134)
Property, plant and equipment before impairment	244,956	1,526,099	1,071,882
Less: impairment	(510)	(3,179)	(3,179)
Property, plant and equipment after impairment	244,446	1,522,920	1,068,703
Depreciation of property, plant and equipment	19,248	119,919	94,837	82,889
Property and equipment pledged as collateral	32,956	205,321	171,333
Secured bank borrowings	21,949	136,743	32,933
Equipment under operating lease, cost	152,434	949,678	948,078
Equipment under operating lease, accumulated depreciation	$ 37,486	233,539	187,776

PREPAID LAND LEASE PAYMENTS (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Jul. 06, 2010 XiAn Wanjiehuaxiang Medical Technology Development Co., Ltd. [Member]	Dec. 31, 2012 Prepaid Land Lease Rights [Member] USD ($)	Dec. 31, 2012 Prepaid Land Lease Rights [Member] CNY	Dec. 31, 2011 Prepaid Land Lease Rights [Member] CNY	Dec. 31, 2010 Prepaid Land Lease Rights [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Prepaid land lease payments		275,708				$ 14,896	92,814	28,423
Less: accumulated amortization		(129,196)				(430)	(2,690)	(1,053)
Net carrying value	146,512	23,517	129,018	146,113		14,466	90,124	27,370
Percentage of equity interests acquired					52.00%	52.00%	52.00%
Amortization period						36 years	36 years	38 years
Amortization expenses	4,600	28,658	25,058	26,488		263	1,637	743	310
Estimated amortization expense:
2013						406	2,532
2014						406	2,532
2015						406	2,532
2016						406	2,532
2017						$ 406	2,532

GOODWILL AND ACQUIRED INTANGIBLE ASSETS, NET (Schedule of Goodwill) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
GOODWILL AND ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Balance at beginning of year				300,163	300,163
Acquisition of Chang'an Hospital	47,011	292,885
Less: impairment charge			(47,691)	(300,163)
Balance at end of year	47,011	292,885			300,163
Asset impairment	$ 539	3,360		333,934	3,219

GOODWILL AND ACQUIRED INTANGIBLE ASSETS, NET (Schedule of Acquired Intangible Assets) (Details) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended			12 Months Ended				12 Months Ended				12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 JKSY [Member] CNY	Dec. 31, 2012 CAH [Member] CNY	Dec. 31, 2010 Acquired Finite Lived Intangible Assets [Member] CNY	Dec. 31, 2012 Customer Relationships Intangibles [Member] CNY	Dec. 31, 2011 Customer Relationships Intangibles [Member] CNY	Dec. 31, 2012 Customer Relationships Intangibles [Member] USD ($)	Dec. 31, 2012 Customer Relationships Intangibles [Member] JKSY [Member] CNY	Dec. 31, 2012 Operating Lease Intangibles [Member] CNY	Dec. 31, 2011 Operating Lease Intangibles [Member] CNY	Dec. 31, 2012 Operating Lease Intangibles [Member] USD ($)	Dec. 31, 2012 Operating Lease Intangibles [Member] JKSY [Member] CNY	Dec. 31, 2012 Healthcare Qualification [Member] CNY	Dec. 31, 2011 Healthcare Qualification [Member] CNY	Dec. 31, 2012 Healthcare Qualification [Member] USD ($)	Dec. 31, 2012 Healthcare Qualification [Member] JKSY [Member] CNY	Dec. 31, 2012 Healthcare Qualification [Member] CAH [Member] CNY	Dec. 31, 2012 Radiotherapy Permits [Member] CNY	Dec. 31, 2011 Radiotherapy Permits [Member] CNY	Dec. 31, 2012 Radiotherapy Permits [Member] USD ($)	Dec. 31, 2012 Radiotherapy Permits [Member] JKSY [Member] CNY	Dec. 31, 2012 Radiotherapy Permits [Member] CAH [Member] CNY	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY	Dec. 31, 2012 Others [Member] USD ($)	Dec. 31, 2012 Others [Member] JKSY [Member] CNY	Dec. 31, 2012 Others [Member] CAH [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net, beginning balance		129,018	146,113				136,990	121,645	9,123	$ 15,855		7,374		$ 889				$ 4,575					$ 9,286					$ 707
Acquisition					2,456	40,000			7,963		2,456									30,000					10,000
Disposal		1,204						1,204
Amortization expenses	(4,600)	(28,658)	(25,058)	(26,488)				(24,117)	(23,309)			(1,837)	(1,749)			(1,500)					(714)					(490)
Intangible assets, net, ending balance	146,512	23,517	129,018	146,113			136,990	98,779	121,645	15,855		5,537	7,374	889		28,500		4,575			1,491		9,286			4,410		707
Contributions by noncontrolling interests																										4,900
Intangible assets, net:
Intangible assets, cost		275,708						215,730				15,078				30,000					10,000					4,900
Less: accumulated amortization		(129,196)						(116,951)				(9,541)				(1,500)					(714)					(490)

GOODWILL AND ACQUIRED INTANGIBLE ASSETS, NET (Schedule of Estimated Annual Amortization Expenses) (Details) (Acquired Finite Lived Intangible Assets [Member]) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Estimated amortization expense:
2013	$ 4,520	28,158
2014	4,096	25,521
2015	3,824	23,825
2016	2,729	17,003
2017	$ 2,463	15,346

DEPOSITS FOR NON-CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Reserve for Noncurrent Unrecoverable Deposits [Member] USD ($)	Dec. 31, 2012 Reserve for Noncurrent Unrecoverable Deposits [Member] CNY	Dec. 31, 2011 Reserve for Noncurrent Unrecoverable Deposits [Member] CNY	Dec. 31, 2010 Reserve for Noncurrent Unrecoverable Deposits [Member] CNY	Dec. 31, 2012 Capital Additions [Member] USD ($)	Dec. 31, 2012 Capital Additions [Member] CNY	Dec. 31, 2012 Construction Arrangement [Member] USD ($)	Dec. 31, 2012 Construction Arrangement [Member] CNY	Dec. 31, 2011 Construction Arrangement [Member] CNY
Deposit Assets [Line Items]
Deposits for purchase of property, plant and equipment	$ 25,664	159,890	197,879
Others	4,751	29,600	32,600							4,751	29,600	29,600
Deposits, gross	30,415	189,490	230,479
Reserve for unrecoverable deposits	(4,262)	(26,552)	(23,192)
Deposits	26,153	162,938	207,287
Commitments to purchase certain medical equipment								11,088	69,081
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of the year				3,723	23,192	2,513
Provisions for the year				539	3,360	20,679	2,513
Balance at end of the year				$ 4,262	26,552	23,192	2,513

NET INVESTMENT IN DIRECT FINANCING LEASES (Schedule of Net Investment in Direct Financing Leases) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
NET INVESTMENT IN DIRECT FINANCING LEASES [Abstract]
Total minimum lease payments to be received	$ 51,623	321,614	179,122
Initial direct cost	636	3,963	1,758
Total	52,259	325,577	180,880
Unearned income	(10,366)	(64,581)	(33,797)
Net investment in direct finance leases	41,893	260,996	147,083
Current	14,358	89,451	49,821
Non-current	$ 27,535	171,545	97,262

NET INVESTMENT IN DIRECT FINANCING LEASES (Schedule of Future Minimum Lease Payments) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
NET INVESTMENT IN DIRECT FINANCING LEASES [Abstract]
2013	$ 15,173	94,528
2014	12,644	78,771
2015	11,604	72,294
2016	9,560	59,559
2017	$ 3,278	20,425

EQUITY METHOD INVESTMENTS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 JYADK [Member] CNY	Dec. 31, 2011 JYADK [Member] CNY	Dec. 31, 2012 Beijing Proton Treatment Center [Member]	Oct. 19, 2012 Beijing Proton Treatment Center [Member] CNY	Dec. 31, 2011 Beijing Proton Treatment Center [Member]	Dec. 31, 2012 PTC - Houston Management LP [Member]	Dec. 28, 2012 PTC - Houston Management LP [Member] USD ($)	Dec. 28, 2012 PTC - Houston Management LP [Member] CNY	Dec. 31, 2011 PTC - Houston Management LP [Member]	Dec. 31, 2012 Chorus [Member]	Dec. 28, 2012 Chorus [Member] CNY	Dec. 17, 2012 Chorus [Member] CNY	Dec. 31, 2011 Chorus [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	33.00%	27.00%	25.00%	25.00%		45.00%	45.00%	45.00%		36.00%		36.00%
Purchase price of entity	120	540		25,000			$ 32,291	201,176			2,400	2,400
Voting interest acquired	6.00%

OTHER NON-CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Mar. 08, 2010 Arrangement with Weifang Hospital [Member] CNY	Dec. 31, 2012 Arrangement to Provide Services for Positron Emission Tomography Center [Member] CNY	Mar. 08, 2010 Arrangement to Provide Services for Positron Emission Tomography Center [Member] CNY	Dec. 31, 2012 Arrangement to Provide Services for Linear Accelerators Center [Member]	Mar. 08, 2010 Arrangement to Provide Services for Linear Accelerators Center [Member] CNY	Jun. 21, 2011 Arrangement for CyberKnife Robotic Radiosurgery System [Member] USD ($)	Jun. 21, 2011 Arrangement for CyberKnife Robotic Radiosurgery System [Member] CNY	Dec. 31, 2012 Arrangement Management Services at Hanzhong Hospital [Member] USD ($)	Dec. 31, 2012 Arrangement Management Services at Hanzhong Hospital [Member] CNY	Aug. 31, 2011 Arrangement Management Services at Hanzhong Hospital [Member] USD ($)	Aug. 31, 2011 Arrangement Management Services at Hanzhong Hospital [Member] CNY
OTHER NON-CURRENT ASSETS [Abstract]
Deferred costs	$ 379	2,363	3,750
Deposit for land use right	4,085	25,451
Others	2,628	16,370	11,321
Other non-current assets	18,420	114,758	86,731
Deposit Assets [Line Items]
Deposits- long-term	11,328	70,574	71,660	40,000		30,000		10,000	3,789	23,608	1,118	6,967	1,525	9,500
Installment amount					3,000
Number of installments					7
Final portion of deposit, subject to possible refund					9,000
Final portion of deposit, minimum profit of counterparty					3,000
Refund term									15 years	15 years
Installment end date							Mar 31, 2012				May 31, 2020	May 31, 2020

BANK BORROWINGS (Schedule of Borrowings) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
BANK BORROWINGS [Abstract]
Short-term	$ 61,489	383,083	15,000
Long-term, current portion	30,734	191,473	77,479
Total	92,223	574,556	92,479
Long-term, non-current portion	48,298	300,901	108,700
Total bank borrowings	$ 140,521	875,457	201,179

BANK BORROWINGS (Narrative) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Long-term Line of Credit [Member] USD ($)	Dec. 31, 2012 Long-term Line of Credit [Member] CNY	Dec. 31, 2011 Long-term Line of Credit [Member] CNY	Dec. 31, 2012 Line of Credit [Member] USD ($)	Dec. 31, 2012 Line of Credit [Member] CNY	Dec. 31, 2012 CAH [Member] USD ($)	Dec. 31, 2012 CAH [Member] CNY	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Line of Credit Entered into by Subsidiary [Member] USD ($)	Dec. 31, 2012 Line of Credit Entered into by Subsidiary [Member] CNY
Debt Instrument [Line Items]
Short-term borrowings									$ 16,051	100,000
Equity interest in equity method investment									48.00%	48.00%
Property and equipment pledged as collateral	32,956	205,321	171,333
Accounts receivable used to secure bank borrowings	10,505	65,450	21,677
Net investment in direct financing leases	41,893	260,996	147,083										34,656	215,910
Restricted cash	45,593	284,047	24,524
Short-term bank borrowings, weighted average interest rate											4.72%	6.10%
Long-term bank borrowings, weighted average interest rate											6.07%	6.45%
Maximum borrowing capacity of credit line				99,095	617,374	201,179	41,415	258,083
Line of credit, utilized amount				201,863	1,257,626		22,825	142,201
Loan balance presented as noncurrent liability	$ 2,341	14,583

BANK BORROWINGS (Schedule of Maturity of Bank Borrowings) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
BANK BORROWINGS [Abstract]
Within one year	$ 30,734	191,473
Between one and two years	29,865	186,064
Between two and three years	17,139	106,777
Between three and four years	719	4,480
Between four and five years	575	3,580
Total	$ 79,032	492,374

ACCRUED EXPENSES AND OTHER LIABILITIES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Accrued expenses	$ 1,261	7,856	3,750
Salary and welfare payable	4,798	29,889	3,189
Business and other taxes payable	1,413	8,804	17,527
Unrecognized tax positions (note 24)	5,071	31,591	28,929
Other accruals	2,230	13,900	5,702
Total	$ 14,773	92,040	59,097

OTHER LONG-TERM LIABILIITES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
OTHER LONG-TERM LIABILITIES [Abstract]
Long-term deferred revenues	$ 489	3,047	6,839
Deferred Revenue, Leases, Net, Noncurrent	64	400	2,289
Lease deposit	321	2,000	2,000
Liability arising from an unfavorable contract	4,687	29,199
Total	5,561	34,646	11,128
Proceeds from sale of prepaid land lease	1,208	7,527
Prepaid land lease	$ 5,878	36,622

OBLIGATIONS UNDER CAPITAL LEASES (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Capital Lease Obligations [Member]	Dec. 31, 2012 Medical Equipment [Member] Capital Lease Obligations [Member] USD ($)	Dec. 31, 2012 Medical Equipment [Member] Capital Lease Obligations [Member] CNY	Dec. 31, 2011 Medical Equipment [Member] Capital Lease Obligations [Member] CNY
Capital Leased Assets [Line Items]
Property and equipment pledged as collateral	$ 32,956	205,321	171,333		$ 1,983	12,356	13,699
Stated interest rate				9.96%
Repayment date				Aug 31, 2013
Future minimum lease payments, together with the present value of the net minimum lease payments under capital leases:
2013	419	2,611
Total capital lease payments	419	2,611
Less: imputed interest	(15)	(94)
Present value of net minimum lease payment	404	2,517
Less: current portion	(340)	(2,117)	(3,582)
Non-current portion	64	400	2,289
Original cost of equipment	2,749	17,124	17,124
Accumulated depreciation	$ 765	4,768	3,425

SHAREHOLDERS' EQUITY (Details) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2012 American Depositary Shares [Member] CNY	Dec. 31, 2011 American Depositary Shares [Member]	Dec. 31, 2010 American Depositary Shares [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]
Shares repurchased and cancelled during the period							1,700,656			5,101,968
Shares repurchased					1,972,063	316,645		5,916,189	949,935
Consideration to repurchase shares	$ 6,950		$ 1,087	11,416	20,000
Special dividend per ordinary share		0.06
Date declared	Aug 31, 2011	Aug 31, 2011
Amount of dividend paid	$ 8,541	55,151

RESTRICTED NET ASSETS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
RESTRICTED NET ASSETS [Abstract]
Amount of net assets restricted	$ 111,779	696,394

TAXATION (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
TAXATION [Abstract]
Unrecognized tax positions, which would impact the effective tax rate if recognized	$ 4,536	28,262	12,235
Tax positions for which ultimate deductibility is highly certain	12,234	76,218	4,058
Income tax liabilities, interest rate	0.05%	0.05%
Income tax liabilities, penalty rate	50.00%	50.00%
Uncertain tax position, impact on taxes	4,963	30,922	4,756	(1,960)
Accrued interest and penalties	$ 6,991	43,557	12,636

TAXATION (Schedule of Income Before Income Taxes) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
TAXATION [Abstract]
Non - PRC	$ (3,571)	(22,250)	(31,701)	(25,256)
PRC	35,139	218,916	(133,331)	200,047
Total	$ 31,568	196,666	(165,032)	174,791

TAXATION (Schedule of Income Tax Expense/(Benefit))(Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
TAXATION [Abstract]
Current tax expense	$ 9,682	60,137	57,371	47,507
Deferred tax benefit	300	1,869	(11,051)	(3,634)
Income tax expense/(benefit)	$ 9,982	62,186	46,320	43,873

TAXATION (Reconciliation of Differences Between Statutory Tax Rate and Effective Tax Rate) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
TAXATION [Abstract]
Income before income taxes	$ 31,568	196,666	(165,032)	174,791
Income tax computed at the statutory tax rate of 25%)	7,892	49,167	(41,258)	43,698
Effect of different tax rates in different jurisdictions	884	5,506	7,809	6,298
Goodwill impairment			75,041
Non-deductible expenses	722	4,495	1,839	1,483
Effect of preferential tax rate			(1,699)	(5,695)
Effect of tax rate changes			(168)	141
Interests and penalties on unrecognized tax positions	1,206	7,515	4,756	(2,052)
Changes of valuation allowance	(722)	(4,497)
Income tax expense/(benefit)	$ 9,982	62,186	46,320	43,873
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%

TAXATION (Reconciliation of Accrued Unrecognized Tax Positions) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
TAXATION [Abstract]
Balance at beginning of year	$ 2,615	16,293	16,576	14,054
Additions based on tax positions related to the current year	1,362	8,483	10,638	2,613
Addition arising from business acquisitions	13,287	82,780
Decrease related to prior year tax position	(494)	(3,076)	(10,921)	(91)
Balance at end of year	$ 16,770	104,480	16,293	16,576

TAXATION (Schedule of Effect of Tax Holidays) (Details) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXATION [Abstract]
The aggregate amount		1,699	5,695
Basic		0.01	0.04
Diluted		0.01	0.04

TAXATION (Schedule of Deferred Taxes) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Current Portion [Member] USD ($)	Dec. 31, 2012 Current Portion [Member] CNY	Dec. 31, 2011 Current Portion [Member] CNY	Dec. 31, 2012 Noncurrent Portion [Member] USD ($)	Dec. 31, 2012 Noncurrent Portion [Member] CNY	Dec. 31, 2011 Noncurrent Portion [Member] CNY
Deferred tax assets
Accrued expenses	$ 1,403	8,746	669
Accounts receivable	28	177	648
Allowance for doubtful accounts	7,474	46,565	4,064
Net operating loss	457	2,846
Deferred revenue				429	2,673	1,824	115	715	837
Others				71	433	73	621	3,874	1,658
Net deferred tax assets, current portion	9,862	61,440	7,278
Valuation allowance	(6,800)	(42,363)
Net deferred tax assets, current portion	3,062	19,077	7,278
Deferred tax assets, current portion	2,663	16,593	5,589
Depreciation and amortization	7,576	47,201	42,225
Deposit for non-current assets	891	5,548	5,548
Property, plant and equipment impairment	128	795	795
Intangible assets	43	265	308
Long term receivables	69	432	432
Long term investment impairment	1,638	10,204
Deferred tax assets non-current	11,081	69,034	51,803
Valuation allowance	(3,303)	(20,575)
Net deferred tax assets, non-current portion	7,778	48,459	51,803
Deferred tax liabilities
Deferred costs				(358)	(2,230)	(1,550)	(641)	(3,991)	(4,636)
Revenue generated from direct financing leases	(402)	(2,502)	(139)
Total deferred tax liabilities, current portion	(760)	(4,732)	(1,689)
Intangible assets	(1,649)	(10,272)	(12,364)
Property, plant and equipment	(8,309)	(51,769)	(32,787)
Total deferred tax liabilities, non-current portion	(10,599)	(66,032)	(49,787)
Net deferred tax assets, non-current portion	2,907	18,110	20,866
Deferred tax liabilities - non-current	(5,728)	(35,683)	(18,850)
Deferred tax assets offset against deferred tax liabilities				$ 399	2,483	1,689	$ 4,871	30,349	30,937

TAXATION (Schedule of Movement of Valuation Allowance) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
TAXATION [Abstract]
Balance at beginning of year
Acquisition of CAH	(10,825)	(67,435)
Change of valuation allowance in current year	722	4,497
Balance at end of year	$ (10,103)	(62,938)

EMPLOYEE SHARE OPTIONS (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	Sep. 30, 2011 CNY	Nov. 27, 2009 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
EMPLOYEE SHARE OPTIONS [Abstract]
Ordinary shares that may be issued			13,218,000	13,218,000
Options granted	4,765,800	4,765,800
Options granted, exercise price	2.17	3.67
Contractual life	8 years	8 years
Compensation recognized			$ 1,458	9,084	9,234	9,571
Weighted-average grant-date fair value of share options granted					0.29
Intrinsic value of options exercised during the period
Intrinsic value of options granted during the period
Nonvested share options			2,499,809	2,499,809	1,338,876
Nonvested options granted			1,160,934	1,160,934
Nonvested shares, weighted average grant date fair value			$ 1.18
Unrecognized share-based compensation cost related to share options			$ 1,371	8,538
Weighted-average vesting period over which deferred cost is expected to be recognized			1 year 18 days	1 year 18 days

EMPLOYEE SHARE OPTIONS (Schedule of Assumptions Used) (Details)	1 Months Ended
Sep. 30, 2011
EMPLOYEE SHARE OPTIONS [Abstract]
Risk-free interest rate	0.96%
Dividend yield
Expected volatility range	43.98%
Expected term	5 years 3 months

EMPLOYEE SHARE OPTIONS (Schedule of Stock Options) (Details)	0 Months Ended		12 Months Ended
	Sep. 30, 2011 CNY	Nov. 27, 2009 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)
Number of Shares
Outstanding, January 1, 2012					4,643,734
Forfeited
Granted	4,765,800	4,765,800
Outstanding, December 31, 2012				4,327,850	4,643,734
Vested and expected to vest at December 31, 2012					4,643,734
Exercisable at December 31, 2012					2,143,925
Weighted Average Exercise Price Per Share
Outstanding, January 1, 2012					$ 3.67
Forfeited
Granted	2.17	3.67
Outstanding, December 31, 2012				$ 3.55	$ 3.67
Vested and expected to vest at December 31, 2012					$ 3.67
Exercisable at December 31, 2012					$ 3.67
Weighted Average Grant-date Fair Value
Outstanding, January 1, 2012					$ 1.25
Forfeited
Granted
Outstanding, December 31, 2012				$ 1.25	$ 1.25
Vested and expected to vest at December 31, 2012					$ 1.25
Exercisable at December 31, 2012					$ 1.25
Weighted Average Remaining Contractual Term (Years)
Outstanding, December 31, 2012			5 years 18 days	6 years 18 days
Vested and expected to vest at December 31, 2012			5 years 18 days
Exercisable at December 31, 2012			5 years 18 days
Aggregate Intrinsic Value
Outstanding, December 31, 2012
Vested and expected to vest at December 31, 2012
Exercisable at December 31, 2012

EMPLOYEE SHARE OPTIONS (Schedule of Share-Based Compensation Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 General and Administration Expenses [Member] USD ($)	Dec. 31, 2012 General and Administration Expenses [Member] CNY	Dec. 31, 2011 General and Administration Expenses [Member] CNY	Dec. 31, 2010 General and Administration Expenses [Member] CNY	Dec. 31, 2012 Selling Expenses [Member] USD ($)	Dec. 31, 2012 Selling Expenses [Member] CNY	Dec. 31, 2011 Selling Expenses [Member] CNY	Dec. 31, 2010 Selling Expenses [Member] CNY
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based compensation	$ 1,458	9,084	9,234	9,571	$ 1,087	6,776	6,876	7,046	$ 371	2,308	2,358	2,525

RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 JYADK [Member] USD ($)	Dec. 31, 2012 JYADK [Member] CNY	Dec. 31, 2011 JYADK [Member] CNY	Dec. 31, 2010 JYADK [Member] CNY	Dec. 31, 2012 Shaanxi Juntai Real Estate Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Shaanxi Juntai Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2011 Shaanxi Juntai Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2010 Shaanxi Juntai Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2012 Xi'an New Chang'an Medical Investment Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Xi'an New Chang'an Medical Investment Co., Ltd. [Member] CNY	Dec. 31, 2011 Xi'an New Chang'an Medical Investment Co., Ltd. [Member] CNY	Dec. 31, 2010 Xi'an New Chang'an Medical Investment Co., Ltd. [Member] CNY
Related Party Transaction [Line Items]
Income for providing utilities
Treatment income and other miscellaneous					(102)	(637)
Loan to a non-controlling shareholder of a subsidiary									16,051	100,000
Medicine and treatment expenses	$ 843	5,249

RELATED PARTY TRANSACTIONS (Schedule of Related Party Balances) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Shaanxi Juntai Real Estate Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Shaanxi Juntai Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2011 Shaanxi Juntai Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2012 Xi'an New Chang'an Medical Investment Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Xi'an New Chang'an Medical Investment Co., Ltd. [Member] CNY	Dec. 31, 2011 Xi'an New Chang'an Medical Investment Co., Ltd. [Member] CNY	Dec. 31, 2012 JYADK [Member] USD ($)	Dec. 31, 2012 JYADK [Member] CNY	Dec. 31, 2011 JYADK [Member] CNY
Related Party Transaction [Line Items]
Due from related parties	$ 16,244	101,200		$ 27	166		$ 16,051	100,000
Due to related parties - current	(949)	(5,910)					(241)	(1,500)		(708)	(4,410)
Due to related parties - noncurrent	$ (4,306)	(26,828)		$ (3,098)	(19,301)		$ (1,208)	(7,527)

EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 PRC [Member] USD ($)	Dec. 31, 2012 PRC [Member] CNY	Dec. 31, 2011 PRC [Member] CNY	Dec. 31, 2010 PRC [Member] CNY	Dec. 31, 2012 Singapore [Member] USD ($)	Dec. 31, 2012 Singapore [Member] CNY	Dec. 31, 2011 Singapore [Member] CNY	Dec. 31, 2010 Singapore [Member] CNY
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Contributions to defined contribution plans	$ 1,147	7,148	4,977	3,510	$ 17	108	97	78

COMMITMENTS AND CONTINGENCIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2012 Capital Additions [Member] USD ($)	Dec. 31, 2012 Capital Additions [Member] CNY
Future minimum payments under non-cancelable operating leases:
2013	$ 1,555	9,685
2014	1,460	9,096
2015	879	5,473
2016 and thereafter	92	574
Total	3,986	24,828
Rental expenses	1,442	8,986	6,232	5,630
Long-term Purchase Commitment [Line Items]
Commitments to purchase certain medical equipment							11,088	69,081
Lease commitments	4,126	25,708
Investment commitment	308	1,920
Unrecognized tax positions	15,957	99,311
Accrued unrecognized tax benefits and surcharges, current portion	5,071	31,591	28,929
Accrued unrecognized tax benefits and surcharges, non-current portion	$ 16,770	104,480	16,293	16,576	$ 2,615	14,054

SEGMENT REPORTING (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Segment Reporting [Member] USD ($)	Dec. 31, 2012 Segment Reporting [Member] CNY	Dec. 31, 2011 Segment Reporting [Member] CNY	Dec. 31, 2010 Segment Reporting [Member] CNY	Dec. 31, 2012 Network [Member] Segment Reporting [Member] USD ($)	Dec. 31, 2012 Network [Member] Segment Reporting [Member] CNY	Dec. 31, 2011 Network [Member] Segment Reporting [Member] CNY	Dec. 31, 2010 Network [Member] Segment Reporting [Member] CNY	Dec. 31, 2012 Hospital Medicine [Member] Segment Reporting [Member] USD ($)	Dec. 31, 2012 Hospital Medicine [Member] Segment Reporting [Member] CNY	Dec. 31, 2011 Hospital Medicine [Member] Segment Reporting [Member] CNY	Dec. 31, 2010 Hospital Medicine [Member] Segment Reporting [Member] CNY	Dec. 31, 2012 Intersegment Elimination [Member] Segment Reporting [Member] USD ($)	Dec. 31, 2012 Intersegment Elimination [Member] Segment Reporting [Member] CNY	Dec. 31, 2011 Intersegment Elimination [Member] Segment Reporting [Member] CNY	Dec. 31, 2010 Intersegment Elimination [Member] Segment Reporting [Member] CNY
Product Information [Line Items]
Revenues from external customers					$ 106,314	662,349	450,125	389,524	$ 74,644	465,040	450,125	389,524	$ 31,670	197,309
Intersegment revenues					3,193	19,894			3,193	19,894
Net revenue	106,314	662,349	450,125	389,524	109,507	682,243	450,125	389,524									(3,193)	(19,894)
Gross Profit	52,189	325,145	290,709	266,824	33,155	206,553	(161,306)	179,666	28,993	180,631	(161,306)	179,666	4,162	25,922
Foreign exchange losses, net	(16)	(101)	(10,975)	(5,436)	(16)	(101)	(10,975)	(5,436)
Interest income	946	5,895	13,357	7,865	946	5,895	13,357	7,865
Interest expense	2,609	16,255	6,454	7,448	(2,609)	(16,255)	(6,454)	(7,448)
Gain (loss) from disposal of property, plant and equipment	(172)	(1,072)		543	(172)	(1,072)		543
Share of net profit of equity investees	287	1,790
Other (expense) income, net	(23)	(144)	346	(399)	(23)	(144)	346	(399)
Net income before taxes	31,568	196,666	(165,032)	174,791	31,568	196,666	(165,032)	174,791
Segments assets					597,232	3,720,808	2,393,446	2,663,044	476,845	2,970,788	2,393,446	2,663,044	120,387	750,020			(8,922)	(55,588)
Assets	588,310	3,665,220	2,393,446		588,310	3,665,220	2,393,446	2,663,044
Additions to long-lived assets					54,652	340,488	267,645	230,258	45,714	284,803	267,645	230,258	18,110	112,825			(9,172)	(57,140)
Depreciation expense					24,111	150,214	119,895	109,377	21,508	133,996	119,895	109,377	2,603	16,218
Impairment of assets and goodwill					$ (539)	(3,360)	(333,934)		$ (539)	(3,360)	(333,934)

INCOME (LOSS) PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
INCOME (LOSS) PER SHARE [Abstract]
Net income (loss) attributable to ordinary shareholders used in calculating income (loss) per ordinary share-basic and diluted	$ 21,000	130,831	(215,003)	129,400
Weighted average number of ordinary shares outstanding used in calculating basic and diluted income (loss) per share	138,211,177	138,211,177	142,251,454	146,040,594
Basic and diluted income (loss) per share	$ 0.15	0.95	(1.51)	0.89

FAIR VALUE MEASUREMENTS (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)
FAIR VALUE MEASUREMENTS [Abstract]
Benchmarking lending interest rate	6.66%
Accrued income receivable	10,566
Other operating income/(loss), net	1,433
Goodwill	300,163				47,691
Goodwill impairment charge		$ 47,691	300,163

FAIR VALUE MEASUREMENTS (Reconciliation of Contingent Consideration) (Details) (Liability [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Other Expense [Member] CNY	Dec. 31, 2011 Other Expense [Member] CNY
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance as of January 1,	$ 1,926	11,999	14,072
New addition of business combination (note 4)
Prepayment during the year			(2,305)
Unrealized loss			232		232
Offset and reversal	(1,926)	(11,999)
Balance as of December 31,			11,999

FAIR VALUE MEASUREMENTS (Schedule of Fair Value Measurements by Input Level) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Minimum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketability discount	38.00%
Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketability discount	48.00%
Carrying Amount, [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	11,914
Total losses [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent business acquisition consideration	(232)
Long-lived assets held and used	(3,179)
Goodwill	(300,163)
Fair Value, Measurements, Recurring [Member] | Total [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent business acquisition consideration	11,999
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent business acquisition consideration
Fair Value, Measurements, Recurring [Member] | Significance Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent business acquisition consideration
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent business acquisition consideration	11,999
Fair Value, Measurements, Nonrecurring [Member] | Total [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	8,735
Goodwill
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used
Goodwill
Fair Value, Measurements, Nonrecurring [Member] | Significance Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used
Goodwill
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	8,735
Goodwill

PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed balance sheets) (Details) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] USD ($)	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY	Dec. 31, 2009 Parent Company [Member] CNY
Current assets:
Cash	$ 12,100	75,382	$ 35,164	219,078	535,783	1,037,239	$ 1,172	7,301	$ 1,424	8,869	8,034	601,040
Restricted cash, current portion	45,593	284,047		2,512
Time deposits with original maturities exceeding three months				50,372						31,470
Amounts due from related parties	193	1,200					66,118	411,919		227,211
Prepayments and other current assets (net of reserve of RMB10,619 and RMB 10,270 (US$1,648) as of December 31, 2011 and 2012, respectively)	10,830	67,472		60,266
Total current assets	136,939	853,133		733,657			67,290	419,220		267,550
Non-current assets:
Investment in subsidiaries							312,238	1,945,280		1,790,931
Total assets	588,310	3,665,220		2,393,446			379,528	2,364,500		2,058,481
Current liabilities:
Short-term bank borrowings							33,000	205,593
Accrued expenses and other liabilities	14,773	92,040		59,097			715	4,453		3,321
Amounts due to subsidiaries	949	5,910					19,722	122,868		120,660
Total current liabilities	137,966	859,533		216,672			53,437	332,914		123,981
Total liabilities	212,729	1,325,310		355,350			53,437	332,914		123,981
Equity:
Ordinary shares (par value of US$0.0001 per share; authorized shares?500,000,000; issued shares?142,353,532 as of December 31, 2011 and 2012; outstanding shares?141,403,597 and 135,487,408 as of December 31, 2011 and 2012, respectively)	17	105		105			17	105		105
Treasury stock (949,935 and 6,866,124 as of December 31, 2011 and 2012, respectively)	(1)	(5)		(1)			(1)	(5)		(1)
Additional paid-in capital	404,086	2,517,496		2,551,877			404,086	2,517,496		2,551,877
Accumulated other comprehensive loss	(2,721)	(16,955)		(17,595)			(2,722)	(16,955)		(17,595)
Accumulated deficit	(75,289)	(469,055)		(599,886)			(75,289)	(469,055)		(599,886)
Total Concord Medical Services Holdings Limited shareholders' equity	326,092	2,031,586		1,934,500			326,091	2,031,586		1,934,500
Total liabilities and equity	$ 588,310	3,665,220		2,393,446			$ 379,528	2,364,500		2,058,481
Ordinary shares:
Ordinary shares, par value per share		0.0001		0.0001				0.0001		0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000	500,000,000			450,000,000	450,000,000	450,000,000	450,000,000
Ordinary shares, shares issued	142,353,532	142,353,532	142,353,532	142,353,532			142,353,532	142,353,532	142,353,532	142,353,532
Ordinary shares, shares outstanding	135,487,408	135,487,408	141,403,597	141,403,597			142,353,532	142,353,532	142,353,532	142,353,532

PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed statements of operations) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 106,314	662,349	450,125	389,524
Cost of revenues	54,125	337,204	159,416	122,700
General and administrative expenses	(11,517)	(71,754)	(80,628)	(66,789)	(3,191)	(19,879)	(30,561)	(27,626)
Selling expenses	(8,653)	(53,911)	(37,453)	(17,150)	(369)	(2,296)	(2,298)	(2,524)
Operating income (loss)	33,155	206,553	(161,306)	179,666	(3,560)	(22,175)	(32,859)	(30,150)
Equity in profit of subsidiaries					24,509	152,691	(184,276)	155,397
Interest income	946	5,895	13,357	7,865	50	307	2,132	742
Exchange gain	(16)	(101)	(10,975)	(5,436)	1	8		3,411
Net income (loss) attributable to Concord Medical Services Holdings Limited?s shareholders	21,000	130,831	(215,003)	129,400	21,000	130,831	(215,003)	129,400
Net income (loss) attributable to ordinary shareholders					21,000	130,831	(215,003)	129,400
Foreign currency translation	(102)	(640)	2,760	10,848	102	640	(2,760)	(10,848)
Total other comprehensive (loss) income	21,688	135,120	(214,112)	120,070	102	640	(2,760)	(10,848)
Comprehensive income (loss)	$ 21,102	131,471	(217,763)	118,552	$ 21,102	131,471	(217,763)	118,552

PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Condensed statements of cash flows) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company [Member] USD ($)	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY	Dec. 31, 2010 Parent Company [Member] CNY
Condensed Financial Statements, Captions [Line Items]
Net cash generated from (used in) operating activities	$ 41,656	259,515	137,102	190,972	$ (1,845)	(11,493)	(8,418)	(16,765)
Net cash used in investing activities	(105,823)	(659,290)	(494,867)	(529,468)	(24,663)	(153,651)	8,108	(423,931)
Net cash generated from/(used in) financing activities	41,081	255,932	41,785	(154,933)	26,192	163,177	879	(145,574)
Exchange rate effect on cash	22	147	(725)	(8,027)	64	399	266	(6,736)
Net decrease in cash	(23,064)	(143,696)	(316,705)	(501,456)	(252)	(1,568)	835	(593,006)
Cash at beginning of year	35,164	219,078	535,783	1,037,239	1,424	8,869	8,034	601,040
Cash at end of year	12,100	75,382	219,078	535,783	1,172	7,301	8,869	8,034
Supplemental schedule of non-cash activities:
Conversion of Series A and Series B contingently redeemable convertible preferred shares to ordinary shares upon initial public offering